NATIONWIDE

VLI SEPARATE

ACCOUNT-2

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
69,905 shares (cost $1,016,910)	$1,042,279
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
171,282 shares (cost $1,013,569)	1,003,715
U.S. Equity Flex I Portfolio (WSCP)
501,022 shares (cost $6,694,371)	6,247,747
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
39,237 shares (cost $1,000,260)	1,095,901
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
165,285 shares (cost $5,614,374)	5,482,495
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
356,301 shares (cost $1,502,417)	1,621,171
Janus Aspen Series - INTECH Risk - Managed Core Portfolio - Service Shares (JARLCS)
1,275 shares (cost $10,318)	12,235
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
128,271 shares (cost $6,311,961)	5,814,537
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
83,837 shares (cost $3,991,512)	3,779,389
Investors Growth Stock Series - Initial Class (MIGIC)
25,360 shares (cost $243,623)	249,293
Value Series - Initial Class (MVFIC)
139,903 shares (cost $1,744,753)	1,650,858
Core Plus Fixed Income Portfolio - Class I (MSVFI)
21,866 shares (cost $223,936)	217,130
Emerging Markets Debt Portfolio - Class I (MSEM)
239,966 shares (cost $1,736,975)	1,859,734
U.S. Real Estate Portfolio - Class I (MSVRE)
132,561 shares (cost $1,266,672)	1,345,495
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
3,097 shares (cost $33,834)	34,126
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)
973 shares (cost $10,214)	10,721
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
1,462 shares (cost $16,469)	18,623

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
68,992 shares (cost $1,145,472)	$1,081,801
American Funds NVIT Bond Fund - Class II (GVABD2)
140,241 shares (cost $1,496,738)	1,493,567
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
79,712 shares (cost $1,588,042)	1,575,909
American Funds NVIT Growth Fund - Class II (GVAGR2)
37,985 shares (cost $2,124,707)	1,747,691
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
24,939 shares (cost $922,212)	836,217
Federated NVIT High Income Bond Fund - Class I (HIBF)
23,603 shares (cost $176,303)	155,780
Federated NVIT High Income Bond Fund - Class III (HIBF3)
509,225 shares (cost $3,116,826)	3,355,792
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
165,449 shares (cost $2,042,395)	1,879,498
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
317,679 shares (cost $4,584,811)	3,602,478
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
109,420 shares (cost $1,130,579)	884,110
Gartmore NVIT International Equity Fund - Class I (GIG)
129,368 shares (cost $1,406,475)	1,036,235
Gartmore NVIT International Equity Fund - Class III (GIG3)
482,730 shares (cost $3,458,229)	3,871,497
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
7,070 shares (cost $69,416)	72,256
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,593,243 shares (cost $12,121,796)	13,462,900
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
3,679 shares (cost $29,480)	31,013
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
10,833 shares (cost $71,880)	91,101
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
24,277 shares (cost $214,965)	231,846
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
31,767 shares (cost $278,402)	288,758
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
15,419 shares (cost $147,921)	155,119

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Cardinal Moderate Fund - Class I (NVCMD1)
94,117 shares (cost $806,956)	$878,114
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
21,137 shares (cost $167,442)	186,854
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
47,304 shares (cost $423,318)	461,217
NVIT Core Bond Fund - Class I (NVCBD1)
13,300 shares (cost $140,091)	135,796
NVIT Core Plus Bond Fund - Class I (NVLCP1)
1,783 shares (cost $19,589)	19,236
NVIT Fund - Class I (TRF)
5,524,014 shares (cost $60,208,367)	44,799,750
NVIT Global Financial Services Fund - Class I (GVGF1)
72,252 shares (cost $472,492)	538,997
NVIT Government Bond Fund - Class I (GBF)
1,012,153 shares (cost $11,822,923)	11,882,672
NVIT Growth Fund - Class I (CAF)
988,238 shares (cost $10,967,402)	11,621,681
NVIT Health Sciences Fund - Class I (GVGH1)
18,847 shares (cost $164,274)	180,934
NVIT Health Sciences Fund - Class III (GVGHS)
47,316 shares (cost $406,099)	455,183
NVIT International Index Fund - Class VI (GVIX6)
65,922 shares (cost $604,230)	533,967
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
252,042 shares (cost $2,255,654)	2,074,307
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
3,485 shares (cost $42,437)	41,919
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
1,573 shares (cost $17,558)	20,308
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
126,360 shares (cost $1,215,290)	1,247,176
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
510,867 shares (cost $5,692,069)	4,960,520
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
582,483 shares (cost $6,829,400)	5,469,512
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
262,353 shares (cost $2,785,171)	2,573,684

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Leaders Fund - Class I (GVUS1)
14,480 shares (cost $149,403)	$124,237
NVIT Mid Cap Index Fund - Class I (MCIF)
317,339 shares (cost $4,969,970)	4,702,967
NVIT Money Market Fund - Class I (SAM)
23,547,907 shares (cost $23,547,907)	23,547,907
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
625,071 shares (cost $4,760,028)	5,400,610
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
32,185 shares (cost $475,344)	316,376
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
106,946 shares (cost $1,521,174)	1,046,998
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
36,290 shares (cost $280,144)	315,356
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
54,798 shares (cost $414,762)	457,563
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
3,144,376 shares (cost $23,336,494)	26,381,313
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2,098,015 shares (cost $17,180,831)	19,154,877
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
66,007 shares (cost $849,408)	811,891
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
610,185 shares (cost $6,997,623)	5,064,533
NVIT Multi-Manager Small Company Fund - Class I (SCF)
1,189,054 shares (cost $24,461,115)	17,181,834
NVIT Multi-Sector Bond Fund - Class I (MSBF)
180,181 shares (cost $1,456,898)	1,490,094
NVIT Short Term Bond Fund - Class II (NVSTB2)
193,759 shares (cost $1,995,507)	1,986,027
NVIT Technology & Communications Fund - Class I (GGTC)
91,381 shares (cost $265,335)	310,694
NVIT Technology & Communications Fund - Class III (GGTC3)
131,401 shares (cost $360,552)	450,707
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
64,133 shares (cost $589,423)	480,996
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
446 shares (cost $5,867)	6,279

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Templeton NVIT International Value Fund - Class III (NVTIV3)
911 shares (cost $12,252)	$12,659
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
67,458 shares (cost $766,517)	599,030
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
1,077,494 shares (cost $6,753,194)	7,865,704
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
243,713 shares (cost $2,955,709)	2,734,465
V.I. Basic Value Fund - Series I (AVBVI)
3,832 shares (cost $21,273)	22,915
V.I. Capital Appreciation Fund - Series I (AVCA)
3,935 shares (cost $91,880)	80,006
V.I. Capital Development Fund - Series I (AVCDI)
20,990 shares (cost $258,132)	236,981
VPS Growth and Income Portfolio - Class A (ALVGIA)
27,214 shares (cost $481,952)	413,646
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
52,321 shares (cost $809,587)	701,629
VP Balanced Fund - Class I (ACVB)
679,839 shares (cost $4,388,991)	3,909,073
VP Capital Appreciation Fund - Class I (ACVCA)
127,293 shares (cost $1,395,251)	1,370,942
VP Income & Growth Fund - Class I (ACVIG)
309,690 shares (cost $2,218,927)	1,666,134
VP Inflation Protection Fund - Class II (ACVIP2)
175,513 shares (cost $1,793,438)	1,883,254
VP International Fund - Class I (ACVI)
106,764 shares (cost $913,279)	825,287
VP International Fund - Class III (ACVI3)
28,321 shares (cost $156,413)	218,921
VP Mid Cap Value Fund - Class I (ACVMV1)
82,388 shares (cost $956,815)	998,548
VP Ultra(R) Fund - Class I (ACVU1)
5,989 shares (cost $43,199)	48,634
VP Value Fund - Class I (ACVV)
1,398,192 shares (cost $9,935,677)	7,382,454
VP Vista(SM) Fund - Class I (ACVVS1)
2,886 shares (cost $32,680)	38,063

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Small Cap Stock Index Portfolio - Service Shares (DVSCS)
141,037 shares (cost $1,661,437)	$1,375,106
Stock Index Fund, Inc. - Initial Shares (DSIF)
1,611,751 shares (cost $43,712,191)	42,405,180
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
226,333 shares (cost $6,437,966)	5,943,503
Appreciation Portfolio - Initial Shares (DCAP)
130,606 shares (cost $4,478,513)	4,101,029
Developing Leaders Portfolio - Initial Shares (DSC)
4,696 shares (cost $84,208)	110,307
Growth and Income Portfolio - Initial Shares (DGI)
84,108 shares (cost $1,705,855)	1,418,065
Capital Appreciation Fund II - Primary Shares (FVCA2P)
12,622 shares (cost $64,494)	72,199
Clover Value Fund II - Primary Shares (FALF)
4,884 shares (cost $57,937)	44,248
Market Opportunity Fund II - Service Shares (FVMOS)
29,824 shares (cost $302,889)	293,771
Quality Bond Fund II - Primary Shares (FQB)
186,757 shares (cost $1,950,700)	2,091,680
Equity-Income Portfolio - Initial Class (FEIP)
2,465,238 shares (cost $55,592,841)	41,440,643
High Income Portfolio - Initial Class (FHIP)
2,324,789 shares (cost $13,165,739)	12,298,134
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
1,083,308 shares (cost $15,180,002)	14,082,998
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2,134,919 shares (cost $54,740,473)	44,022,037
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
247,609 shares (cost $5,240,754)	4,157,356
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
37,181 shares (cost $319,980)	363,256
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
79,369 shares (cost $835,818)	754,002
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
66,639 shares (cost $710,427)	601,080
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
162,694 shares (cost $2,614,411)	2,360,684

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Growth Portfolio - Initial Class (FGP)
1,635,167 shares (cost $67,676,511)	$49,120,426
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
614,479 shares (cost $2,926,472)	3,238,306
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
351,777 shares (cost $4,275,425)	4,358,516
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
302,027 shares (cost $8,899,152)	7,674,517
VIP Fund - Overseas Portfolio - Initial Class (FOP)
552,037 shares (cost $9,157,770)	8,308,159
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
321,826 shares (cost $6,337,460)	4,817,734
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
165,318 shares (cost $1,402,865)	1,274,599
Franklin Income Securities Fund - Class 2 (FTVIS2)
74,147 shares (cost $1,121,253)	1,046,962
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
149,946 shares (cost $2,778,366)	2,418,622
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
205,732 shares (cost $3,304,603)	2,674,512
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
179,520 shares (cost $1,712,249)	1,746,733
Templeton Foreign Securities Fund - Class 1 (TIF)
23,280 shares (cost $361,664)	318,470
Templeton Foreign Securities Fund - Class 3 (TIF3)
92,908 shares (cost $1,453,897)	1,242,176
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
143,181 shares (cost $2,398,882)	2,481,318
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
4,199 shares (cost $28,172)	29,980
Balanced Portfolio - I Class Shares (AMBP)
5,361 shares (cost $47,278)	48,247
Growth Portfolio - I Class Shares (AMTG)
123,801 shares (cost $1,804,138)	1,754,264
Guardian Portfolio - I Class Shares (AMGP)
6,821 shares (cost $82,405)	109,004
International Portfolio - S Class Shares (AMINS)
1,755 shares (cost $15,621)	16,694

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
450 shares (cost $7,732)	$9,395
Partners Portfolio - I Class Shares (AMTP)
323,616 shares (cost $2,557,344)	3,174,676
Regency Portfolio - S Class Shares (AMRS)
1,750 shares (cost $16,744)	23,120
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
7,982 shares (cost $91,803)	81,820
Socially Responsive Portfolio - I Class Shares (AMSRS)
25,138 shares (cost $357,103)	304,172
Balanced Fund/VA - Non-Service Shares (OVMS)
628,955 shares (cost $9,439,509)	6,478,237
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
176,851 shares (cost $6,121,536)	6,532,890
Core Bond Fund/VA - Non-Service Shares (OVB)
723,118 shares (cost $7,708,864)	5,112,446
Global Securities Fund/VA - Class 3 (OVGS3)
265,997 shares (cost $8,216,194)	7,094,146
Global Securities Fund/VA - Non-Service Shares (OVGS)
649,330 shares (cost $16,517,838)	17,207,241
High Income Fund/VA - Class 3 (OVHI3)
79,865 shares (cost $138,608)	158,930
High Income Fund/VA - Non-Service Shares (OVHI)
36,372 shares (cost $275,647)	72,017
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
63,108 shares (cost $1,353,413)	1,147,301
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
63,112 shares (cost $931,262)	908,814
MidCap Fund/VA - Non-Service Shares (OVAG)
21,174 shares (cost $958,078)	773,279
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
16,252 shares (cost $181,293)	172,923
Low Duration Portfolio - Administrative Class (PMVLDA)
153,792 shares (cost $1,602,097)	1,554,833
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
3,925 shares (cost $77,217)	56,523
Putnam VT International Equity Fund - IB Shares (PVTIGB)
18,369 shares (cost $201,556)	203,528

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Putnam VT Voyager Fund - IB Shares (PVTVB)
19,793 shares (cost $483,030)	$641,301
Blue Chip Growth Portfolio - II (TRBCG2)
110,868 shares (cost $952,805)	1,053,243
Equity Income Portfolio - II (TREI2)
72,744 shares (cost $1,485,007)	1,281,016
Limited-Term Bond Portfolio - II (TRLT2)
7,076 shares (cost $35,490)	35,522
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
239,878 shares (cost $2,742,629)	2,818,561
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
752,931 shares (cost $9,490,318)	8,447,887
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
422,034 shares (cost $13,447,511)	12,348,703
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
136,153 shares (cost $1,189,615)	1,256,055
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
25,517 shares (cost $439,595)	400,616
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
132,746 shares (cost $2,016,703)	1,992,519
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
22,281 shares (cost $130,481)	141,482

Total Investments	647,758,161
Accounts Receivable - International Equity Flex II Portfolio (obsolete) (WVCP)	359
Other Accounts Receivable	3,147

Total Assets	647,761,667
Accounts Payable - Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)	19,972

$647,741,695

Contract Owners’ Equity:
Accumulation units	647,741,695

Total Contract Owners’ Equity (note 8)	$647,741,695

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	MLVGA2	CSIEF3	WSCP	JABS	JACAS	JAGTS	JARLCS

Reinvested dividends	$10,186,120	11,921	-	63,816	21,351	550	-	537
Asset charges (note 3)	(3,158,411)	(1,358)	(26)	(29,906)	(3,521)	(20,772)	(4,939)	(256)

Net investment income (loss)	7,027,709	10,563	(26)	33,910	17,830	(20,222)	(4,939)	281

Realized gain (loss) on investments	(80,284,445)	11,412	10,207	(2,991)	(69,129)	(284,300)	(9,765)	(41,070)
Change in unrealized gain (loss) on investments	219,114,353	25,369	(9,854)	1,182,566	195,066	1,772,505	486,148	51,000

Net gain (loss) on investments	138,829,908	36,781	353	1,179,575	125,937	1,488,205	476,383	9,930

Reinvested capital gains	5,942,878	-	-	-	19,453	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$151,800,495	47,344	327	1,213,485	163,220	1,467,983	471,444	10,211

Investment Activity:	JAIGS2	JAIGS	MIGIC	MVFIC	MSVFI	MSEM	MSVRE	NVAGF3

Reinvested dividends	$18,232	10,370	1,182	19,476	17,874	152,182	243,607	1,122
Asset charges (note 3)	(22,704)	(13,161)	(947)	(6,938)	(2,072)	(9,398)	(24,895)	(63)

Net investment income (loss)	(4,472)	(2,791)	235	12,538	15,802	142,784	218,712	1,059

Realized gain (loss) on investments	(572,981)	(394,797)	(2,313)	(268,426)	(89,415)	(218,375)	(10,299,056)	19
Change in unrealized gain (loss) on investments	2,767,010	1,700,932	60,513	545,254	99,546	556,675	10,773,973	292

Net gain (loss) on investments	2,194,029	1,306,135	58,200	276,828	10,131	338,300	474,917	311

Reinvested capital gains	122,370	70,851	-	-	-	-	-	152

Net increase (decrease) in contract owners’ equity resulting from operations	$2,311,927	1,374,195	58,435	289,366	25,933	481,084	693,629	1,522

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVAGF6	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF

Reinvested dividends	$388	145	802	4,612	-	-	-	13,060
Asset charges (note 3)	-	(15)	(4,736)	(6,563)	(6,344)	(7,196)	(3,301)	(406)

Net investment income (loss)	388	130	(3,934)	(1,951)	(6,344)	(7,196)	(3,301)	12,654

Realized gain (loss) on investments	53	90	(118,629)	(28,143)	(267,361)	(168,204)	(39,663)	(2,841)
Change in unrealized gain (loss) on investments	506	2,154	302,509	173,429	583,424	451,517	206,182	40,108

Net gain (loss) on investments	559	2,244	183,880	145,286	316,063	283,313	166,519	37,267

Reinvested capital gains	48	708	25,668	441	94,004	166,988	16,986	-

Net increase (decrease) in contract owners’ equity resulting from operations	$995	3,082	205,614	143,776	403,723	443,105	180,204	49,921

Investment Activity:	HIBF3	GEM	GEM3	GVGU1	GIG	GIG3	GEF3	NVNMO1

Reinvested dividends	$236,547	17,559	37,365	33,406	10,880	260	261	9,283
Asset charges (note 3)	(10,058)	(9,461)	(13,850)	(4,840)	(5,359)	(7,653)	(82)	(27,677)

Net investment income (loss)	226,489	8,098	23,515	28,566	5,521	(7,393)	179	(18,394)

Realized gain (loss) on investments	27,275	(452,840)	(2,000,342)	(395,118)	(319,916)	15,499	13	176,443
Change in unrealized gain (loss) on investments	525,707	1,093,745	3,351,776	399,661	562,874	427,679	2,841	1,341,840

Net gain (loss) on investments	552,982	640,905	1,351,434	4,543	242,958	443,178	2,854	1,518,283

Reinvested capital gains	-	-	-	-	-	-	-	29,376

Net increase (decrease) in contract owners’ equity resulting from operations	$779,471	649,003	1,374,949	33,109	248,479	435,785	3,033	1,529,265

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1

Reinvested dividends	$46	666	3,663	3,777	3,166	12,615	2,091	7,416
Asset charges (note 3)	(48)	(472)	(889)	(1,121)	(477)	(3,128)	(914)	(870)

Net investment income (loss)	(2)	194	2,774	2,656	2,689	9,487	1,177	6,546

Realized gain (loss) on investments	612	(15,988)	12	(15,240)	(1,945)	(25,086)	(9,013)	(82)
Change in unrealized gain (loss) on investments	1,527	25,609	25,049	62,440	10,388	144,263	40,832	37,676

Net gain (loss) on investments	2,139	9,621	25,061	47,200	8,443	119,177	31,819	37,594

Reinvested capital gains	-	19	-	-	285	41	69	273

Net increase (decrease) in contract owners’ equity resulting from operations	$2,137	9,834	27,835	49,856	11,417	128,705	33,065	44,413

Investment Activity:	NVCBD1	NVLCP1	TRF	GVGF1	GBF	CAF	GVGH1	GVGHS

Reinvested dividends	$4,472	381	537,992	5,316	464,519	57,154	713	1,486
Asset charges (note 3)	(413)	(35)	(245,815)	(2,734)	(82,376)	(60,875)	(1,709)	(2,288)

Net investment income (loss)	4,059	346	292,177	2,582	382,143	(3,721)	(996)	(802)

Realized gain (loss) on investments	1,244	177	(7,995,401)	(211,816)	95,531	(658,597)	(99,895)	(114,154)
Change in unrealized gain (loss) on investments	(4,369)	(354)	16,953,546	359,464	(384,218)	3,636,017	128,129	200,579

Net gain (loss) on investments	(3,125)	(177)	8,958,145	147,648	(288,687)	2,977,420	28,234	86,425

Reinvested capital gains	1,086	340	-	-	177,374	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,020	509	9,250,322	150,230	270,830	2,973,699	27,238	85,623

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVIX6	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

Reinvested dividends	$6,960	25,808	252	309	18,852	70,809	65,987	44,186
Asset charges (note 3)	(1,248)	(13,773)	(21)	(60)	(5,498)	(21,310)	(27,590)	(17,593)

Net investment income (loss)	5,712	12,035	231	249	13,354	49,499	38,397	26,593

Realized gain (loss) on investments	(75,669)	(1,135,522)	(1)	252	(35,621)	(273,498)	(324,366)	(82,458)
Change in unrealized gain (loss) on investments	127,924	1,576,024	(518)	2,750	107,690	908,238	1,169,710	349,270

Net gain (loss) on investments	52,255	440,502	(519)	3,002	72,069	634,740	845,344	266,812

Reinvested capital gains	-	116,847	299	107	6,222	105,442	213,950	39,489

Net increase (decrease) in contract owners’ equity resulting from operations	$57,967	569,384	11	3,358	91,645	789,681	1,097,691	332,894

Investment Activity:	GVUS1	MCIF	SAM	NVMIG3	GVDIVI	GVDIV3	NVMLG1	NVMLV1

Reinvested dividends	$1,978	41,227	15,161	17,703	5,890	18,783	1,125	2,899
Asset charges (note 3)	(1,178)	(21,235)	(155,771)	(11,019)	(1,453)	(4,242)	(659)	(1,088)

Net investment income (loss)	800	19,992	(140,610)	6,684	4,437	14,541	466	1,811

Realized gain (loss) on investments	(210,379)	(409,379)	-	57,845	(38,442)	(354,770)	7,291	6,796
Change in unrealized gain (loss) on investments	290,240	1,647,145	-	640,587	107,015	538,289	35,793	49,270

Net gain (loss) on investments	79,861	1,237,766	-	698,432	68,573	183,519	43,084	56,066

Reinvested capital gains	-	132,345	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$80,661	1,390,103	(140,610)	705,116	73,010	198,060	43,550	57,877

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVMMG1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB2	GGTC

Reinvested dividends	$-	84,655	-	26,240	41,112	133,065	23,473	-
Asset charges (note 3)	(56,454)	(40,487)	(4,187)	(21,299)	(76,681)	(7,013)	(4,402)	(2,074)

Net investment income (loss)	(56,454)	44,168	(4,187)	4,941	(35,569)	126,052	19,071	(2,074)

Realized gain (loss) on investments	150,206	75,165	(358,073)	(895,528)	(1,397,208)	(183,361)	8,184	(51,089)
Change in unrealized gain (loss) on investments	3,045,427	1,974,047	547,591	1,924,031	5,954,673	324,190	(9,264)	177,618

Net gain (loss) on investments	3,195,633	2,049,212	189,518	1,028,503	4,557,465	140,829	(1,080)	126,529

Reinvested capital gains	-	-	-	-	-	-	6,394	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,139,179	2,093,380	185,331	1,033,444	4,521,896	266,881	24,385	124,455

Investment Activity:	GGTC3	GVUG1	NVOLG1	NVTIV3	EIF	NVRE1	AMTB	AVBVI

Reinvested dividends	$-	-	6	39	5,709	62,828	193,784	324
Asset charges (note 3)	(1,596)	(2,430)	(26)	(12)	(2,509)	(15,119)	(13,130)	(704)

Net investment income (loss)	(1,596)	(2,430)	(20)	27	3,200	47,709	180,654	(380)

Realized gain (loss) on investments	(129,555)	(209,319)	941	16	(58,039)	35,768	(167,698)	(243,656)
Change in unrealized gain (loss) on investments	274,483	316,232	412	408	186,203	1,141,555	297,416	333,443

Net gain (loss) on investments	144,928	106,913	1,353	424	128,164	1,177,323	129,718	89,787

Reinvested capital gains	-	-	104	21	-	25,038	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$143,332	104,483	1,437	472	131,364	1,250,070	310,372	89,407

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AVCA	AVCDI	ALVGIA	ALVSVA	ACVB	ACVCA	ACVIG	ACVIP2

Reinvested dividends	$460	-	19,164	5,980	207,550	85,740	83,390	27,399
Asset charges (note 3)	(306)	(903)	(1,866)	(2,687)	(21,790)	(39,925)	(7,775)	(6,679)

Net investment income (loss)	154	(903)	17,298	3,293	185,760	45,815	75,615	20,720

Realized gain (loss) on investments	(9,497)	(70,651)	(318,433)	(180,121)	(133,660)	472,010	(153,204)	(52,343)
Change in unrealized gain (loss) on investments	24,573	147,507	361,513	347,973	439,091	1,590,741	347,057	159,445

Net gain (loss) on investments	15,076	76,856	43,080	167,852	305,431	2,062,751	193,853	107,102

Reinvested capital gains	-	-	-	23,335	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,230	75,953	60,378	194,480	491,191	2,108,566	269,468	127,822

Investment Activity:	ACVI	ACVI3	ACVMV1	ACVU1	ACVV	ACVVS1	DVSCS	DSIF

Reinvested dividends	$82,893	43,842	31,330	923	396,758	-	26,552	798,059
Asset charges (note 3)	(13,936)	(6,015)	(4,195)	(992)	(34,077)	(2,307)	(5,090)	(190,724)

Net investment income (loss)	68,957	37,827	27,135	(69)	362,681	(2,307)	21,462	607,335

Realized gain (loss) on investments	(43,968)	(986,776)	(127,323)	(155,354)	(1,068,970)	(751,238)	(286,202)	(2,289,404)
Change in unrealized gain (loss) on investments	707,554	1,343,745	316,901	209,208	1,911,775	813,819	332,193	8,161,497

Net gain (loss) on investments	663,586	356,969	189,578	53,854	842,805	62,581	45,991	5,872,093

Reinvested capital gains	-	-	-	-	-	-	179,994	2,467,459

Net increase (decrease) in contract owners’ equity resulting from operations	$732,543	394,796	216,713	53,785	1,205,486	60,274	247,447	8,946,887

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	DSRG	DCAP	DSC	DGI	FVCA2P	FALF	FVMOS	FQB

Reinvested dividends	$50,801	95,980	2,260	17,199	1,740	956	4,179	104,018
Asset charges (note 3)	(31,313)	(19,227)	(652)	(6,062)	(526)	(230)	(1,508)	(10,347)

Net investment income (loss)	19,488	76,753	1,608	11,137	1,214	726	2,671	93,671

Realized gain (loss) on investments	(621,107)	(94,927)	(90,896)	(42,235)	(5,242)	(79,078)	1,739	(53,184)
Change in unrealized gain (loss) on investments	2,134,876	470,553	116,860	363,806	12,506	74,821	(10,571)	263,048

Net gain (loss) on investments	1,513,769	375,626	25,964	321,571	7,264	(4,257)	(8,832)	209,864

Reinvested capital gains	-	280,064	-	-	-	-	4,242	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,533,257	732,443	27,572	332,708	8,478	(3,531)	(1,919)	303,535

Investment Activity:	FEIP	FHIP	FAMP	FCP	FNRS2	FF10S	FF20S	FF30S

Reinvested dividends	$830,679	875,618	302,302	541,036	8,126	12,873	21,870	11,327
Asset charges (note 3)	(208,152)	(63,928)	(79,569)	(208,479)	(17,603)	(2,072)	(3,511)	(3,177)

Net investment income (loss)	622,527	811,690	222,733	332,557	(9,477)	10,801	18,359	8,150

Realized gain (loss) on investments	(4,141,410)	(1,001,506)	(1,002,406)	(3,403,697)	(681,476)	(123,800)	(128,187)	(30,149)
Change in unrealized gain (loss) on investments	13,456,571	4,248,208	4,158,742	15,345,247	2,000,398	180,691	252,728	152,638

Net gain (loss) on investments	9,315,161	3,246,702	3,156,336	11,941,550	1,318,922	56,891	124,541	122,489

Reinvested capital gains	-	-	21,106	10,716	-	4,737	9,217	6,723

Net increase (decrease) in contract owners’ equity resulting from operations	$9,937,688	4,058,392	3,400,175	12,284,823	1,309,445	72,429	152,117	137,362

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FGOP	FGP	FHIPR	FIGBS	FMCS	FOP	FOSR	FVSS

Reinvested dividends	$9,618	194,935	226,673	329,274	39,136	157,651	87,482	5,208
Asset charges (note 3)	(10,015)	(257,460)	(13,518)	(18,002)	(33,472)	(42,355)	(19,982)	(4,174)

Net investment income (loss)	(397)	(62,525)	213,155	311,272	5,664	115,296	67,500	1,034

Realized gain (loss) on investments	(146,762)	(5,256,306)	(322,408)	(28,931)	(917,843)	226,630	(481,927)	(322,411)
Change in unrealized gain (loss) on investments	925,998	16,323,642	979,571	219,877	3,081,963	1,378,448	1,382,081	746,805

Net gain (loss) on investments	779,236	11,067,336	657,163	190,946	2,164,120	1,605,078	900,154	424,394

Reinvested capital gains	-	38,375	-	15,861	34,403	24,404	13,194	-

Net increase (decrease) in contract owners’ equity resulting from operations	$778,839	11,043,186	870,318	518,079	2,204,187	1,744,778	980,848	425,428

Investment Activity:	FTVIS2	FTVRDI	FTVSVI	FTVDM3	TIF	TIF3	FTVGI3	FTVFA2

Reinvested dividends	$60,642	46,388	43,718	44,394	13,089	49,197	358,746	677
Asset charges (note 3)	(3,734)	(12,608)	(11,646)	(6,255)	(1,589)	(5,420)	(12,266)	(80)

Net investment income (loss)	56,908	33,780	32,072	38,139	11,500	43,777	346,480	597

Realized gain (loss) on investments	(140,222)	(270,608)	(284,296)	(435,084)	(51,231)	(514,026)	(14,861)	1,672
Change in unrealized gain (loss) on investments	305,858	630,706	757,121	1,050,776	118,728	791,793	85,365	2,345

Net gain (loss) on investments	165,636	360,098	472,825	615,692	67,497	277,767	70,504	4,017

Reinvested capital gains	-	-	101,518	4,161	14,644	59,468	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$222,544	393,878	606,415	657,992	93,641	381,012	416,984	4,614

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AMBP	AMTG	AMGP	AMINS	AMMCGS	AMTP	AMRS	AMFAS

Reinvested dividends	$1,440	-	1,096	506	-	67,976	180	-
Asset charges (note 3)	(687)	(37,241)	(3,152)	(574)	(942)	(38,965)	(299)	(418)

Net investment income (loss)	753	(37,241)	(2,056)	(68)	(942)	29,011	(119)	(418)

Realized gain (loss) on investments	(95,075)	1,742,544	(83,275)	(144,596)	(169,871)	(8,969,691)	(93,995)	(22,473)
Change in unrealized gain (loss) on investments	117,163	(249,783)	243,444	180,074	209,833	13,210,302	120,645	43,512

Net gain (loss) on investments	22,088	1,492,761	160,169	35,478	39,962	4,240,611	26,650	21,039

Reinvested capital gains	-	-	-	-	-	301,955	261	-

Net increase (decrease) in contract owners’ equity resulting from operations	$22,841	1,455,520	158,113	35,410	39,020	4,571,577	26,792	20,621

Investment Activity:	AMSRS	OVMS	OVGR	OVB	OVGS3	OVGS	OVHI3	OVHI

Reinvested dividends	$5,801	-	18,334	-	123,640	367,187	-	-
Asset charges (note 3)	(1,379)	(36,811)	(30,695)	(24,687)	(31,095)	(82,184)	(524)	(252)

Net investment income (loss)	4,422	(36,811)	(12,361)	(24,687)	92,545	285,003	(524)	(252)

Realized gain (loss) on investments	(31,315)	(722,147)	59,339	(999,223)	(302,676)	109,741	(111,237)	(48,614)
Change in unrealized gain (loss) on investments	97,758	1,981,232	2,018,895	1,397,183	2,101,638	4,426,591	135,141	63,913

Net gain (loss) on investments	66,443	1,259,085	2,078,234	397,960	1,798,962	4,536,332	23,904	15,299

Reinvested capital gains	-	-	-	-	118,131	350,108	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$70,865	1,222,274	2,065,873	373,273	2,009,638	5,171,443	23,380	15,047

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	OVGI	OVSC	OVAG	PMVFBA	PMVLDA	PVGIB	PVTIGB	PVTVB

Reinvested dividends	$21,687	4,758	-	790	9,879	1,305	-	737
Asset charges (note 3)	(4,371)	(3,595)	(3,892)	(270)	(1,831)	(297)	(1,310)	(1,695)

Net investment income (loss)	17,316	1,163	(3,892)	520	8,048	1,008	(1,310)	(958)

Realized gain (loss) on investments	(172,947)	(113,308)	(64,898)	2,271	7,261	(7,476)	(190,014)	(1,222)
Change in unrealized gain (loss) on investments	381,743	350,389	256,856	(8,370)	(47,264)	19,983	248,181	172,708

Net gain (loss) on investments	208,796	237,081	191,958	(6,099)	(40,003)	12,507	58,167	171,486

Reinvested capital gains	-	-	-	2,855	61,353	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$226,112	238,244	188,066	(2,724)	29,398	13,515	56,857	170,528

Investment Activity:	TRBCG2	TREI2	TRLT2	VWBF	VWEM	VWHA	WRASP	SVDF

Reinvested dividends	$-	17,878	39,287	110,201	9,012	23,140	429	-
Asset charges (note 3)	(4,033)	(5,241)	(5,795)	(18,358)	(29,833)	(54,094)	(1,907)	(17,392)

Net investment income (loss)	(4,033)	12,637	33,492	91,843	(20,821)	(30,954)	(1,478)	(17,392)

Realized gain (loss) on investments	(102,921)	(176,347)	35,744	(55,525)	(2,812,387)	(823,411)	2,617	451,192
Change in unrealized gain (loss) on investments	411,120	404,989	38,155	108,778	6,703,119	4,897,070	66,440	584,502

Net gain (loss) on investments	308,199	228,642	73,899	53,253	3,890,732	4,073,659	69,057	1,035,694

Reinvested capital gains	-	-	-	-	364,335	45,887	11,582	-

Net increase (decrease) in contract owners’ equity resulting from operations	$304,166	241,279	107,391	145,096	4,234,246	4,088,592	79,161	1,018,302

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	SVOF	WFVSCG	WIEP	WVCP	SGRF

Reinvested dividends	$-	-	52,092	9,508	-
Asset charges (note 3)	(66,698)	(303)	(12,362)	(1,783)	(725)

Net investment income (loss)	(66,698)	(303)	39,730	7,725	(725)

Realized gain (loss) on investments	(8,320,287)	11,345	174,949	(200,469)	(289,267)
Change in unrealized gain (loss) on investments	13,359,229	11,001	302,922	291,127	299,926

Net gain (loss) on investments	5,038,942	22,346	477,871	90,658	10,659

Reinvested capital gains	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,972,244	22,043	517,601	98,383	9,934

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		MLVGA2		CSIEF3		WSCP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$7,027,709	10,006,884	10,563	-	(26)	-	33,910	(37,008)
Realized gain (loss) on investments	(80,284,445)	(15,282,527)	11,412	-	10,207	-	(2,991)	380,793
Change in unrealized gain (loss) on investments	219,114,353	(426,828,784)	25,369	-	(9,854)	-	1,182,566	(3,562,897)
Reinvested capital gains	5,942,878	59,451,887	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	151,800,495	(372,652,540)	47,344	-	327	-	1,213,485	(3,219,112)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	40,674,819	45,880,649	50,762	-	13,724	-	494,184	561,472
Transfers between funds	-	-	1,050,487	-	982,529	-	(292,715)	(402,015)
Surrenders (note 6)	(68,744,314)	(69,589,065)	(54,891)	-	-	-	(645,054)	(645,944)
Death benefits (note 4)	(8,263,634)	(5,248,165)	-	-	-	-	(6,683)	(24,127)
Net policy repayments (loans) (note 5)	8,679,157	692,692	(17,794)	-	-	-	210,014	10,729
Deductions for surrender charges (note 2d)	(100,842)	(77,526)	-	-	-	-	(9)	(2,686)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(42,685,872)	(44,068,901)	(33,254)	-	(2,336)	-	(456,024)	(499,662)
Asset charges (note 3):
MSP contracts	(262,061)	(355,063)	(248)	-	(17)	-	(2,022)	(2,774)
SL contracts or LSFP contracts	(158,413)	(296,649)	-	-	(64)	-	(1,720)	(3,704)
Adjustments to maintain reserves	(24,358)	(61,123)	(127)	-	(10,420)	-	48	(190)

Net equity transactions	(70,885,518)	(73,123,151)	994,935	-	983,416	-	(699,981)	(1,008,901)

Net change in contract owners’ equity	80,914,977	(445,775,691)	1,042,279	-	983,743	-	513,504	(4,228,013)
Contract owners’ equity beginning of period	566,826,718	1,012,602,409	-	-	-	-	5,734,274	9,962,287

Contract owners’ equity end of period	$647,741,695	566,826,718	1,042,279	-	983,743	-	6,247,778	5,734,274

CHANGES IN UNITS:
Beginning units	35,017,446	37,768,248	-	-	-	-	522,829	590,616
Units purchased	16,004,127	6,209,846	95,374	-	97,578	-	48,370	62,480
Units redeemed	(12,232,368)	(8,960,648)	(9,552)	-	(237)	-	(119,577)	(130,267)

Ending units	38,789,205	35,017,446	85,822	-	97,341	-	451,622	522,829

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JABS		JACAS		JAGTS		JARLCS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$17,830	12,118	(20,222)	(23,589)	(4,939)	(4,256)	281	239
Realized gain (loss) on investments	(69,129)	(77,884)	(284,300)	402,342	(9,765)	69,988	(41,070)	(8,502)
Change in unrealized gain (loss) on investments	195,066	(113,967)	1,772,505	(2,952,629)	486,148	(654,669)	51,000	(54,132)
Reinvested capital gains	19,453	45,702	-	-	-	-	-	7,105

Net increase (decrease) in contract owners’ equity resulting from operations	163,220	(134,031)	1,467,983	(2,573,876)	471,444	(588,937)	10,211	(55,290)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	112,259	9,553	234,996	298,610	129,144	88,255	5,581	13,530
Transfers between funds	471,070	329,429	1,333,111	1,517,687	524,022	(110,098)	(85,089)	1,291
Surrenders (note 6)	(14,013)	(1,950)	(289,289)	(289,197)	(62,680)	(46,680)	(34,025)	(1,224)
Death benefits (note 4)	-	-	(98)	(1,287)	(19,418)	(284)	-	-
Net policy repayments (loans) (note 5)	(52,769)	(2,033)	(17,186)	(42,355)	(31,607)	(5,520)	24,743	103
Deductions for surrender charges (note 2d)	-	-	(12)	(395)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(31,398)	(14,543)	(225,831)	(200,420)	(60,983)	(49,512)	(6,221)	(11,490)
Asset charges (note 3):
MSP contracts	(138)	(81)	(1,482)	(1,140)	(352)	(487)	-	(4)
SL contracts or LSFP contracts	(125)	(226)	(1,408)	(2,972)	(705)	(1,239)	(40)	(42)
Adjustments to maintain reserves	57	(155)	61	(1,846)	24	(77)	41	(141)

Net equity transactions	484,943	319,994	1,032,862	1,276,685	477,445	(125,642)	(95,010)	2,023

Net change in contract owners’ equity	648,163	185,963	2,500,845	(1,297,191)	948,889	(714,579)	(84,799)	(53,267)
Contract owners’ equity beginning of period	447,748	261,785	2,981,678	4,278,869	672,283	1,386,862	97,034	150,301

Contract owners’ equity end of period	$1,095,911	447,748	5,482,523	2,981,678	1,621,172	672,283	12,235	97,034

CHANGES IN UNITS:
Beginning units	35,039	17,140	449,410	358,074	230,028	265,442	8,304	8,172
Units purchased	40,041	19,409	191,484	167,777	182,699	28,274	646	1,936
Units redeemed	(6,514)	(1,510)	(72,219)	(76,441)	(57,849)	(63,688)	(8,119)	(1,804)

Ending units	68,566	35,039	568,675	449,410	354,878	230,028	831	8,304

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JAIGS2		JAIGS		MIGIC		MVFIC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(4,472)	122,804	(2,791)	84,540	235	36	12,538	8,703
Realized gain (loss) on investments	(572,981)	(109,102)	(394,797)	63,421	(2,313)	(349)	(268,426)	(120,418)
Change in unrealized gain (loss) on investments	2,767,010	(4,262,223)	1,700,932	(3,103,948)	60,513	(101,581)	545,254	(690,613)
Reinvested capital gains	122,370	806,091	70,851	555,219	-	9,401	-	56,873

Net increase (decrease) in contract owners’ equity resulting from operations	2,311,927	(3,442,430)	1,374,195	(2,400,768)	58,435	(92,493)	289,366	(745,455)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	365,986	431,309	36,535	24,832	11,100	14,179	42,619	139,702
Transfers between funds	919,305	396,020	1,033,564	(307,655)	49,305	6,440	228,733	1,030,188
Surrenders (note 6)	(443,314)	(342,714)	(369,129)	(79,929)	(6,630)	(29,080)	(292,215)	(166,254)
Death benefits (note 4)	(6,282)	(12,596)	-	(71)	-	-	(14,616)	(2,485)
Net policy repayments (loans) (note 5)	2,809	(136,042)	(85,012)	(32,493)	1,549	21,584	(19,642)	(5,353)
Deductions for surrender charges (note 2d)	(13)	(3,119)	(2,394)	(86)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(257,922)	(263,886)	(138,117)	(143,803)	(12,222)	(12,556)	(96,941)	(70,869)
Asset charges (note 3):
MSP contracts	(1,257)	(1,465)	(604)	(747)	-	-	(364)	(283)
SL contracts or LSFP contracts	-	-	(2,361)	(5,288)	(48)	(68)	(343)	(663)
Adjustments to maintain reserves	40	(137)	46	(220)	20	(115)	61	(195)

Net equity transactions	579,352	67,370	472,528	(545,460)	43,074	384	(152,708)	923,788

Net change in contract owners’ equity	2,891,279	(3,375,060)	1,846,723	(2,946,228)	101,509	(92,109)	136,658	178,333
Contract owners’ equity beginning of period	2,923,283	6,298,343	1,932,673	4,878,901	147,782	239,891	1,514,198	1,335,865

Contract owners’ equity end of period	$5,814,562	2,923,283	3,779,396	1,932,673	249,291	147,782	1,650,856	1,514,198

CHANGES IN UNITS:
Beginning units	416,575	426,652	232,586	279,678	15,241	15,528	116,474	68,932
Units purchased	120,143	75,179	76,484	6,971	6,873	1,989	7,101	57,510
Units redeemed	(71,572)	(85,256)	(56,162)	(54,063)	(3,645)	(2,276)	(19,582)	(9,968)

Ending units	465,146	416,575	252,908	232,586	18,469	15,241	103,993	116,474

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVFI		MSEM		MSVRE		NVAGF3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$15,802	34,882	142,784	131,296	218,712	403,514	1,059	-
Realized gain (loss) on investments	(89,415)	(24,673)	(218,375)	(96,663)	(10,299,056)	(445,707)	19	-
Change in unrealized gain (loss) on investments	99,546	(115,402)	556,675	(431,832)	10,773,973	(10,735,669)	292	-
Reinvested capital gains	-	-	-	81,645	-	5,230,541	152	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,933	(105,193)	481,084	(315,554)	693,629	(5,547,321)	1,522	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,700	18,351	77,307	77,658	270,810	548,744	-	-
Transfers between funds	(165,853)	334,225	791	(335,762)	(6,931,226)	(532,408)	32,879	-
Surrenders (note 6)	(391,610)	(9,769)	(158,357)	(71,152)	(864,063)	(1,196,916)	-	-
Death benefits (note 4)	-	-	(16,874)	(6,683)	(27,364)	(179,983)	-	-
Net policy repayments (loans) (note 5)	(728)	138	(8,836)	(24,285)	50,347	(52,719)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	(2,161)	(1)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(24,456)	(36,611)	(100,374)	(90,648)	(330,944)	(609,613)	(275)	-
Asset charges (note 3):
MSP contracts	(75)	(96)	(989)	(1,082)	(1,709)	(5,534)	-	-
SL contracts or LSFP contracts	(41)	(151)	(708)	(940)	(2,311)	(5,401)	-	-
Adjustments to maintain reserves	54	(127)	120	(288)	178	(695)	(6)	-

Net equity transactions	(572,009)	305,960	(207,920)	(453,182)	(7,838,443)	(2,034,526)	32,598	-

Net change in contract owners’ equity	(546,076)	200,767	273,164	(768,736)	(7,144,814)	(7,581,847)	34,120	-
Contract owners’ equity beginning of period	763,210	562,443	1,586,597	2,355,333	8,490,310	16,072,157	-	-

Contract owners’ equity end of period	$217,134	763,210	1,859,761	1,586,597	1,345,496	8,490,310	34,120	-

CHANGES IN UNITS:
Beginning units	71,700	47,388	86,443	109,086	290,222	335,358	-	-
Units purchased	1,565	35,400	9,827	7,258	13,064	39,572	3,023	-
Units redeemed	(54,523)	(11,088)	(17,999)	(29,901)	(251,555)	(84,708)	(25)	-

Ending units	18,742	71,700	78,271	86,443	51,731	290,222	2,998	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVAGF6		NVAMV1		GVAAA2		GVABD2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$388	-	130	-	(3,934)	23,983	(1,951)	59,880
Realized gain (loss) on investments	53	-	90	-	(118,629)	(60,518)	(28,143)	(63,167)
Change in unrealized gain (loss) on investments	506	-	2,154	-	302,509	(373,002)	173,429	(145,166)
Reinvested capital gains	48	-	708	-	25,668	14,350	441	1,035

Net increase (decrease) in contract owners’ equity resulting from operations	995	-	3,082	-	205,614	(395,187)	143,776	(147,418)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,499	-	5,543	-	72,027	57,923	35,871	97,393
Transfers between funds	4,934	-	10,943	-	6,804	422,134	259,409	671,905
Surrenders (note 6)	-	-	-	-	(84,724)	(44,977)	(67,025)	(283,265)
Death benefits (note 4)	-	-	-	-	-	(28,159)	-	(29,020)
Net policy repayments (loans) (note 5)	-	-	-	-	(2,610)	(21,057)	8,934	(17,817)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(692)	-	(929)	-	(50,975)	(40,829)	(46,602)	(35,890)
Asset charges (note 3):
MSP contracts	-	-	-	-	(1,044)	(1,707)	(594)	(736)
SL contracts or LSFP contracts	(15)	-	(16)	-	-	-	-	-
Adjustments to maintain reserves	2	-	11	-	48	(109)	38	(55)

Net equity transactions	9,728	-	15,552	-	(60,474)	343,219	190,031	402,515

Net change in contract owners’ equity	10,723	-	18,634	-	145,140	(51,968)	333,807	255,097
Contract owners’ equity beginning of period	-	-	-	-	936,673	988,641	1,159,763	904,666

Contract owners’ equity end of period	$10,723	-	18,634	-	1,081,813	936,673	1,493,570	1,159,763

CHANGES IN UNITS:
Beginning units	-	-	-	-	120,488	88,906	120,147	84,040
Units purchased	1,002	-	1,566	-	18,449	49,788	26,066	60,365
Units redeemed	(63)	-	(81)	-	(25,439)	(18,206)	(7,572)	(24,258)

Ending units	939	-	1,485	-	113,498	120,488	138,641	120,147

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVAGG2		GVAGR2		GVAGI2		HIBF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(6,344)	32,366	(7,196)	22,997	(3,301)	12,810	12,654	14,628
Realized gain (loss) on investments	(267,361)	(56,626)	(168,204)	2,867	(39,663)	(46,688)	(2,841)	(11,408)
Change in unrealized gain (loss) on investments	583,424	(716,844)	451,517	(920,627)	206,182	(282,018)	40,108	(54,160)
Reinvested capital gains	94,004	49,565	166,988	88,613	16,986	239	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	403,723	(691,539)	443,105	(806,150)	180,204	(315,657)	49,921	(50,940)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	95,416	133,746	97,995	88,801	17,472	27,425	-	-
Transfers between funds	165,496	306,882	317,015	452,776	96,149	609,116	-	(12,333)
Surrenders (note 6)	(92,415)	(81,865)	(105,135)	(142,604)	(19,922)	(65,858)	(147)	(15,075)
Death benefits (note 4)	-	-	(6,651)	-	-	-	-	(1,827)
Net policy repayments (loans) (note 5)	(7,713)	(24,696)	(17,533)	(23,303)	(12)	(20,134)	(218)	(609)
Deductions for surrender charges (note 2d)	-	(26)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(62,384)	(56,028)	(81,279)	(70,867)	(18,703)	(12,362)	(6,219)	(7,297)
Asset charges (note 3):
MSP contracts	(591)	(1,073)	(344)	(433)	(170)	(135)	(473)	(491)
SL contracts or LSFP contracts	-	-	-	-	-	-	(57)	(136)
Adjustments to maintain reserves	43	(108)	24	(69)	28	(50)	40	(131)

Net equity transactions	97,852	276,832	204,092	304,301	74,842	538,002	(7,074)	(37,899)

Net change in contract owners’ equity	501,575	(414,707)	647,197	(501,849)	255,046	222,345	42,847	(88,839)
Contract owners’ equity beginning of period	1,074,340	1,489,047	1,100,502	1,602,351	581,172	358,827	112,937	201,776

Contract owners’ equity end of period	$1,575,915	1,074,340	1,747,699	1,100,502	836,218	581,172	155,784	112,937

CHANGES IN UNITS:
Beginning units	143,134	121,136	172,541	139,420	95,644	36,398	11,167	14,354
Units purchased	27,514	40,580	52,818	58,152	15,492	64,533	5	170
Units redeemed	(21,519)	(18,582)	(26,941)	(25,031)	(5,308)	(5,287)	(598)	(3,357)

Ending units	149,129	143,134	198,418	172,541	105,828	95,644	10,574	11,167

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	HIBF3		GEM		GEM3		GVGU1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$226,489	79,852	8,098	8,890	23,515	37,390	28,566	41,914
Realized gain (loss) on investments	27,275	(92,752)	(452,840)	367,426	(2,000,342)	(36,098)	(395,118)	(221,691)
Change in unrealized gain (loss) on investments	525,707	(254,774)	1,093,745	(2,413,728)	3,351,776	(5,531,866)	399,661	(522,176)
Reinvested capital gains	-	-	-	409,664	-	1,178,652	-	21,235

Net increase (decrease) in contract owners’ equity resulting from operations	779,471	(267,674)	649,003	(1,627,748)	1,374,949	(4,351,922)	33,109	(680,718)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	165,027	140,722	24,993	1,094	214,983	331,324	23,639	98,291
Transfers between funds	1,874,478	249,188	384,959	(790,405)	(68,779)	(326,453)	(149,999)	(402,582)
Surrenders (note 6)	(70,330)	(26,471)	(70,276)	(90,982)	(500,101)	(461,432)	(68,345)	(102,044)
Death benefits (note 4)	-	(6,247)	(29,610)	(21,723)	(11,960)	(1,845)	(48,569)	-
Net policy repayments (loans) (note 5)	(28,238)	(6,332)	(4,563)	(16,344)	(18,933)	(50,698)	(6,721)	(12,823)
Deductions for surrender charges (note 2d)	-	-	-	-	(1,134)	(1,379)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,001)	(39,580)	(59,750)	(71,516)	(194,263)	(246,421)	(45,939)	(62,152)
Asset charges (note 3):
MSP contracts	(729)	(577)	-	-	(1,619)	(2,302)	(270)	(584)
SL contracts or LSFP contracts	(310)	(219)	(280)	(612)	(1,181)	(2,697)	(736)	(1,658)
Adjustments to maintain reserves	76	(118)	44	(1,015)	57	(1,911)	87	(324)

Net equity transactions	1,870,973	310,366	245,517	(991,503)	(582,930)	(763,814)	(296,853)	(483,876)

Net change in contract owners’ equity	2,650,444	42,692	894,520	(2,619,251)	792,019	(5,115,736)	(263,744)	(1,164,594)
Contract owners’ equity beginning of period	705,381	662,689	984,977	3,604,228	2,810,465	7,926,201	1,147,858	2,312,452

Contract owners’ equity end of period	$3,355,825	705,381	1,879,497	984,977	3,602,484	2,810,465	884,114	1,147,858

CHANGES IN UNITS:
Beginning units	82,956	55,808	66,869	103,806	255,830	302,716	71,830	96,884
Units purchased	204,082	37,019	24,162	3,278	34,463	28,476	4,556	9,390
Units redeemed	(15,323)	(9,871)	(11,370)	(40,215)	(88,978)	(75,362)	(24,816)	(34,444)

Ending units	271,715	82,956	79,661	66,869	201,315	255,830	51,570	71,830

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GIG		GIG3		GEF3		NVNMO1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$5,521	11,191	(7,393)	243	179	-	(18,394)	(6)
Realized gain (loss) on investments	(319,916)	(145,125)	15,499	(5,992)	13	-	176,443	(16)
Change in unrealized gain (loss) on investments	562,874	(1,093,489)	427,679	(14,411)	2,841	-	1,341,840	(736)
Reinvested capital gains	-	237,212	-	5,376	-	-	29,376	-

Net increase (decrease) in contract owners’ equity resulting from operations	248,479	(990,211)	435,785	(14,784)	3,033	-	1,529,265	(758)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	48,891	50,189	87,688	681	34	-	318,598	-
Transfers between funds	(134,453)	(835,423)	3,777,109	36,945	69,298	-	12,913,731	1,676
Surrenders (note 6)	(33,717)	(65,164)	(314,802)	(11)	-	-	(1,001,584)	-
Death benefits (note 4)	(645)	-	(7,859)	-	-	-	(2,772)	-
Net policy repayments (loans) (note 5)	(5,619)	4,527	(28,606)	93	-	-	65,646	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(52,830)	(62,936)	(99,157)	(420)	(108)	-	(357,706)	(35)
Asset charges (note 3):
MSP contracts	(290)	(432)	(1,130)	(37)	-	-	(3,156)	-
SL contracts or LSFP contracts	(394)	(673)	-	-	-	-	(5)	-
Adjustments to maintain reserves	38	(194)	29	(12)	4	-	67	(2)

Net equity transactions	(179,019)	(910,106)	3,413,272	37,239	69,228	-	11,932,819	1,639

Net change in contract owners’ equity	69,460	(1,900,317)	3,849,057	22,455	72,261	-	13,462,084	881
Contract owners’ equity beginning of period	966,773	2,867,090	22,455	-	-	-	881	-

Contract owners’ equity end of period	$1,036,233	966,773	3,871,512	22,455	72,261	-	13,462,965	881

CHANGES IN UNITS:
Beginning units	109,827	176,356	4,079	-	-	-	171	-
Units purchased	6,547	8,318	612,025	4,169	5,414	-	1,887,171	177
Units redeemed	(25,250)	(74,847)	(70,259)	(90)	(8)	-	(173,955)	(6)

Ending units	91,124	109,827	545,845	4,079	5,406	-	1,713,387	171

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVNSR1		NVCRA1		NVCRB1		NVCCA1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2)	1	194	554	2,774	959	2,656	1,803
Realized gain (loss) on investments	612	-	(15,988)	(75)	12	(33,841)	(15,240)	(1,469)
Change in unrealized gain (loss) on investments	1,527	6	25,609	(6,387)	25,049	(8,167)	62,440	(52,084)
Reinvested capital gains	-	-	19	2,722	-	518	-	1,368

Net increase (decrease) in contract owners’ equity resulting from operations	2,137	7	9,834	(3,186)	27,835	(40,531)	49,856	(50,382)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,293	423	5,429	1,150	78,961	710	56,959	3,297
Transfers between funds	27,340	-	(45,230)	127,836	41,715	149,909	66,070	194,195
Surrenders (note 6)	-	-	(986)	-	-	-	(7,112)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	1,733	621	36	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(185)	(1)	(2,963)	(783)	(23,926)	(5,144)	(20,161)	(3,965)
Asset charges (note 3):
MSP contracts	-	-	-	-	(36)	-	(36)	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	2	(4)	13	(12)	18	(15)	7	(7)

Net equity transactions	28,450	418	(43,737)	128,191	98,465	146,081	95,763	193,520

Net change in contract owners’ equity	30,587	425	(33,903)	125,005	126,300	105,550	145,619	143,138
Contract owners’ equity beginning of period	425	-	125,005	-	105,550	-	143,138	-

Contract owners’ equity end of period	$31,012	425	91,102	125,005	231,850	105,550	288,757	143,138

CHANGES IN UNITS:
Beginning units	69	-	19,559	-	13,239	-	19,781	-
Units purchased	3,804	70	4,746	19,679	14,060	13,966	18,274	20,274
Units redeemed	(25)	(1)	(13,203)	(120)	(2,898)	(727)	(5,773)	(493)

Ending units	3,848	69	11,102	19,559	24,401	13,239	32,282	19,781

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCCN1		NVCMD1		NVCMA1		NVCMC1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$2,689	528	9,487	3,605	1,177	810	6,546	503
Realized gain (loss) on investments	(1,945)	(179)	(25,086)	(6,005)	(9,013)	(824)	(82)	(148)
Change in unrealized gain (loss) on investments	10,388	(3,190)	144,263	(73,105)	40,832	(21,419)	37,676	223
Reinvested capital gains	285	85	41	2,532	69	956	273	192

Net increase (decrease) in contract owners’ equity resulting from operations	11,417	(2,756)	128,705	(72,973)	33,065	(20,477)	44,413	770

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	12,545	1,292	119,143	316	12,863	2,596	30,167	1,182
Transfers between funds	122,527	52,137	296,813	468,436	66,144	108,687	342,588	63,638
Surrenders (note 6)	(33,558)	-	(3,142)	(10,107)	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	10,223	-	12,514	2,944	220	(3,342)	(3,392)	383
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,524)	(1,040)	(52,384)	(11,579)	(10,413)	(2,486)	(16,621)	(1,103)
Asset charges (note 3):
MSP contracts	(130)	(15)	(566)	-	-	-	(808)	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	21	(16)	20	(22)	4	(13)	(2)	(3)

Net equity transactions	94,104	52,358	372,398	449,988	68,818	105,442	351,932	64,097

Net change in contract owners’ equity	105,521	49,602	501,103	377,015	101,883	84,965	396,345	64,867
Contract owners’ equity beginning of period	49,602	-	377,015	-	84,965	-	64,867	-

Contract owners’ equity end of period	$155,123	49,602	878,118	377,015	186,848	84,965	461,212	64,867

CHANGES IN UNITS:
Beginning units	5,445	-	49,590	-	12,378	-	7,773	-
Units purchased	15,335	5,562	54,063	52,939	10,955	13,039	42,690	8,004
Units redeemed	(5,678)	(117)	(8,462)	(3,349)	(1,697)	(661)	(3,332)	(231)

Ending units	15,102	5,445	95,191	49,590	21,636	12,378	47,131	7,773

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCBD1		NVLCP1		TRF		GVGF1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$4,059	256	346	3	292,177	472,384	2,582	8,067
Realized gain (loss) on investments	1,244	(158)	177	-	(7,995,401)	(4,546,171)	(211,816)	(249,384)
Change in unrealized gain (loss) on investments	(4,369)	75	(354)	1	16,953,546	(35,324,300)	359,464	(131,228)
Reinvested capital gains	1,086	-	340	-	-	9,583,600	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,020	173	509	4	9,250,322	(29,814,487)	150,230	(372,545)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,479	151	2,416	167	4,469,521	4,992,536	64,825	48,889
Transfers between funds	120,229	16,262	16,515	-	(798,299)	(1,800,074)	28,042	19,979
Surrenders (note 6)	-	-	(29)	-	(4,175,649)	(4,602,104)	(21,948)	(12,512)
Death benefits (note 4)	-	-	-	-	(304,220)	(498,485)	(32,411)	-
Net policy repayments (loans) (note 5)	(2,439)	-	-	-	1,285,364	297,738	(4,474)	(67,219)
Deductions for surrender charges (note 2d)	-	-	-	-	(3,642)	(1,263)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,780)	(239)	(343)	-	(4,544,578)	(4,811,045)	(21,378)	(22,242)
Asset charges (note 3):
MSP contracts	-	-	-	-	(12,422)	(19,381)	(33)	(34)
SL contracts or LSFP contracts	(59)	-	-	-	(5,890)	(9,834)	(142)	(574)
Adjustments to maintain reserves	(13)	(2)	9	(12)	196	208	39	(166)

Net equity transactions	117,417	16,172	18,568	155	(4,089,619)	(6,451,704)	12,520	(33,879)

Net change in contract owners’ equity	119,437	16,345	19,077	159	5,160,703	(36,266,191)	162,750	(406,424)
Contract owners’ equity beginning of period	16,345	-	159	-	39,639,477	75,905,668	376,243	782,667

Contract owners’ equity end of period	$135,782	16,345	19,236	159	44,800,180	39,639,477	538,993	376,243

CHANGES IN UNITS:
Beginning units	1,649	-	16	-	1,622,115	1,803,842	37,173	41,140
Units purchased	11,485	1,674	1,688	16	196,282	182,101	15,415	8,878
Units redeemed	(502)	(25)	(31)	-	(354,511)	(363,828)	(12,052)	(12,845)

Ending units	12,632	1,649	1,673	16	1,463,886	1,622,115	40,536	37,173

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GBF		CAF		GVGH1		GVGHS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$382,143	492,424	(3,721)	(45,750)	(996)	(1,690)	(802)	(1,052)
Realized gain (loss) on investments	95,531	(123,195)	(658,597)	(1,037,461)	(99,895)	263	(114,154)	(80,767)
Change in unrealized gain (loss) on investments	(384,218)	567,500	3,636,017	(5,462,625)	128,129	(149,340)	200,579	(176,458)
Reinvested capital gains	177,374	-	-	-	-	32,434	-	58,100

Net increase (decrease) in contract owners’ equity resulting from operations	270,830	936,729	2,973,699	(6,545,836)	27,238	(118,333)	85,623	(200,177)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	603,723	711,251	1,302,824	1,476,883	-	-	37,054	29,513
Transfers between funds	(2,745,589)	4,330,480	(383,491)	(445,026)	(154,543)	118,391	(161,538)	246,388
Surrenders (note 6)	(1,107,357)	(497,718)	(1,176,916)	(1,041,927)	(1,160)	(911)	(77,559)	(10,967)
Death benefits (note 4)	(126,230)	(116,995)	(25,543)	(67,965)	(35,800)	(1,218)	-	-
Net policy repayments (loans) (note 5)	60,231	(214,412)	379,586	27,195	(4,162)	(29,906)	6,005	11,121
Deductions for surrender charges (note 2d)	-	(20)	(3,339)	(4,083)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(829,454)	(662,659)	(1,189,957)	(1,200,750)	(10,459)	(11,991)	(31,861)	(25,935)
Asset charges (note 3):
MSP contracts	(12,358)	(12,177)	(2,479)	(3,167)	(109)	(125)	(25)	(21)
SL contracts or LSFP contracts	(3,162)	(3,864)	(3,033)	(4,995)	(46)	(76)	(362)	(343)
Adjustments to maintain reserves	229	(149)	114	(395)	50	(115)	32	(75)

Net equity transactions	(4,159,967)	3,533,737	(1,102,234)	(1,264,230)	(206,229)	74,049	(228,254)	249,681

Net change in contract owners’ equity	(3,889,137)	4,470,466	1,871,465	(7,810,066)	(178,991)	(44,284)	(142,631)	49,504
Contract owners’ equity beginning of period	15,771,803	11,301,337	9,750,311	17,560,377	359,934	404,218	597,811	548,307

Contract owners’ equity end of period	$11,882,666	15,771,803	11,621,776	9,750,311	180,943	359,934	455,180	597,811

CHANGES IN UNITS:
Beginning units	659,060	472,828	761,318	843,818	32,799	27,194	65,060	44,506
Units purchased	27,990	264,322	129,275	155,632	659	11,778	7,609	26,843
Units redeemed	(243,283)	(78,090)	(207,948)	(238,132)	(19,653)	(6,173)	(30,951)	(6,289)

Ending units	443,767	659,060	682,645	761,318	13,805	32,799	41,718	65,060

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVIX6		GVIDA		NVDBL2		NVDCA2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$5,712	6,157	12,035	48,584	231	-	249	-
Realized gain (loss) on investments	(75,669)	(8,862)	(1,135,522)	(123,041)	(1)	-	252	-
Change in unrealized gain (loss) on investments	127,924	(205,696)	1,576,024	(1,906,004)	(518)	-	2,750	-
Reinvested capital gains	-	575	116,847	518,286	299	-	107	-

Net increase (decrease) in contract owners’ equity resulting from operations	57,967	(207,826)	569,384	(1,462,175)	11	-	3,358	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,156	4,017	154,941	232,455	235	-	18,999	-
Transfers between funds	221,991	106,218	264,173	(198,944)	41,739	-	556	-
Surrenders (note 6)	(16,698)	(2,993)	(990,008)	(785,152)	-	-	-	-
Death benefits (note 4)	(3,435)	-	(15,952)	(19,775)	-	-	-	-
Net policy repayments (loans) (note 5)	1,449	263	160,907	(11,426)	-	-	(102)	-
Deductions for surrender charges (note 2d)	-	-	(443)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,493)	(9,600)	(167,231)	(175,108)	(68)	-	(2,504)	-
Asset charges (note 3):
MSP contracts	(21)	(2)	(403)	(630)	-	-	-	-
SL contracts or LSFP contracts	-	-	(73)	(25)	-	-	-	-
Adjustments to maintain reserves	20	(72)	57	(140)	(1)	-	5	-

Net equity transactions	199,969	97,831	(594,032)	(958,745)	41,905	-	16,954	-

Net change in contract owners’ equity	257,936	(109,995)	(24,648)	(2,420,920)	41,916	-	20,312	-
Contract owners’ equity beginning of period	276,031	386,026	2,098,988	4,519,908	-	-	-	-

Contract owners’ equity end of period	$533,967	276,031	2,074,340	2,098,988	41,916	-	20,312	-

CHANGES IN UNITS:
Beginning units	40,920	32,394	206,398	279,196	-	-	-	-
Units purchased	24,734	11,571	65,470	21,917	3,619	-	1,901	-
Units redeemed	(4,204)	(3,045)	(110,742)	(94,715)	(6)	-	(231)	-

Ending units	61,450	40,920	161,126	206,398	3,613	-	1,670	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVIDC		GVIDM		GVDMA		GVDMC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$13,354	24,733	49,499	135,769	38,397	126,421	26,593	60,263
Realized gain (loss) on investments	(35,621)	(23,113)	(273,498)	(90,026)	(324,366)	(94,442)	(82,458)	(17,593)
Change in unrealized gain (loss) on investments	107,690	(73,535)	908,238	(2,081,356)	1,169,710	(3,196,425)	349,270	(581,692)
Reinvested capital gains	6,222	15,025	105,442	493,348	213,950	703,320	39,489	129,982

Net increase (decrease) in contract owners’ equity resulting from operations	91,645	(56,890)	789,681	(1,542,265)	1,097,691	(2,461,126)	332,894	(409,040)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	39,378	29,904	299,598	337,041	350,481	382,555	197,105	186,967
Transfers between funds	428,901	155,787	269,698	14,799	89,512	574,827	28,035	553,266
Surrenders (note 6)	(123,388)	(42,171)	(537,561)	(724,604)	(639,862)	(428,349)	(215,495)	(179,032)
Death benefits (note 4)	-	-	-	(172,288)	(15,487)	(5,329)	-	(3,261)
Net policy repayments (loans) (note 5)	(9,418)	(53,816)	47,335	(116,741)	58,088	(115,456)	29,425	19,854
Deductions for surrender charges (note 2d)	-	-	-	-	-	(179)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(62,539)	(49,554)	(352,557)	(360,243)	(390,645)	(406,891)	(121,305)	(98,694)
Asset charges (note 3):
MSP contracts	(437)	(189)	(8,791)	(9,699)	(3,336)	(4,216)	(1,527)	(1,596)
SL contracts or LSFP contracts	(320)	(237)	(757)	(713)	(1,354)	(1,853)	(86)	(30)
Adjustments to maintain reserves	52	(140)	49	(151)	70	(155)	52	(84)

Net equity transactions	272,229	39,584	(282,986)	(1,032,599)	(552,533)	(5,046)	(83,796)	477,390

Net change in contract owners’ equity	363,874	(17,306)	506,695	(2,574,864)	545,158	(2,466,172)	249,098	68,350
Contract owners’ equity beginning of period	883,300	900,606	4,453,818	7,028,682	4,924,384	7,390,556	2,324,593	2,256,243

Contract owners’ equity end of period	$1,247,174	883,300	4,960,513	4,453,818	5,469,542	4,924,384	2,573,691	2,324,593

CHANGES IN UNITS:
Beginning units	74,456	71,116	402,318	487,082	464,722	476,896	204,094	167,230
Units purchased	41,731	21,103	47,398	68,848	48,326	111,074	25,400	59,929
Units redeemed	(19,634)	(17,763)	(72,106)	(153,612)	(96,076)	(123,248)	(31,135)	(23,065)

Ending units	96,553	74,456	377,610	402,318	416,972	464,722	198,359	204,094

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVUS1		MCIF		SAM		NVMIG3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$800	1,647	19,992	39,795	(140,610)	569,128	6,684	(1)
Realized gain (loss) on investments	(210,379)	(77,696)	(409,379)	68,127	-	-	57,845	(1)
Change in unrealized gain (loss) on investments	290,240	(276,877)	1,647,145	(2,710,007)	-	-	640,587	(5)
Reinvested capital gains	-	-	132,345	345,867	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	80,661	(352,926)	1,390,103	(2,256,218)	(140,610)	569,128	705,116	(7)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	19,489	11,475	331,069	200,629	1,766,659	2,357,487	115,018	18
Transfers between funds	(206,888)	(44,006)	320,670	(144,973)	(525,683)	14,867,022	4,852,400	1,451
Surrenders (note 6)	(59,757)	(25,770)	(667,033)	(421,446)	(12,952,416)	(16,305,953)	(133,668)	-
Death benefits (note 4)	-	-	(88,124)	(79,629)	(1,133,972)	(374,013)	(11,418)	-
Net policy repayments (loans) (note 5)	9,148	(5,009)	32,674	2,563	1,998,870	1,552,252	(1,375)	-
Deductions for surrender charges (note 2d)	-	-	(3,165)	-	(4,444)	(2,880)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,702)	(21,999)	(366,761)	(248,482)	(2,062,890)	(2,071,291)	(126,055)	(7)
Asset charges (note 3):
MSP contracts	(262)	(396)	(2,032)	(3,016)	(26,386)	(29,949)	(846)	-
SL contracts or LSFP contracts	(51)	(221)	(1,383)	(2,337)	(11,472)	(20,899)	(19)	-
Adjustments to maintain reserves	34	(128)	100	(221)	(416)	(562)	27	2

Net equity transactions	(252,989)	(86,054)	(443,985)	(696,912)	(12,952,150)	(28,786)	4,694,064	1,464

Net change in contract owners’ equity	(172,328)	(438,980)	946,118	(2,953,130)	(13,092,760)	540,342	5,399,180	1,457
Contract owners’ equity beginning of period	296,557	735,537	3,756,894	6,710,024	36,640,271	36,099,929	1,457	-

Contract owners’ equity end of period	$124,229	296,557	4,703,012	3,756,894	23,547,511	36,640,271	5,400,637	1,457

CHANGES IN UNITS:
Beginning units	33,991	42,088	343,666	388,144	2,100,716	2,150,644	238	-
Units purchased	1,140	2,149	65,898	61,000	228,267	934,218	686,847	239
Units redeemed	(24,513)	(10,246)	(94,539)	(105,478)	(950,766)	(984,146)	(36,896)	(1)

Ending units	10,618	33,991	315,025	343,666	1,378,217	2,100,716	650,189	238

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDIVI		GVDIV3		NVMLG1		NVMLV1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$4,437	5,567	14,541	17,572	466	3	1,811	407
Realized gain (loss) on investments	(38,442)	(17,065)	(354,770)	(107,080)	7,291	(45)	6,796	(20,030)
Change in unrealized gain (loss) on investments	107,015	(328,287)	538,289	(974,551)	35,793	(580)	49,270	(6,469)
Reinvested capital gains	-	67,064	-	210,461	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	73,010	(272,721)	198,060	(853,598)	43,550	(622)	57,877	(26,092)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2	(1)	53,139	91,287	7,922	(32)	8,821	-
Transfers between funds	(12,870)	(83,599)	58,972	(406,113)	280,455	1,982	316,813	121,373
Surrenders (note 6)	(7,753)	(20,492)	(115,001)	(76,806)	(6,648)	-	(11,721)	-
Death benefits (note 4)	-	-	(3,956)	(5,456)	(2,944)	-	-	-
Net policy repayments (loans) (note 5)	(4,252)	(2,477)	(11,110)	17,168	(1,923)	-	1,690	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,426)	(16,669)	(46,069)	(53,585)	(6,241)	(8)	(10,179)	(835)
Asset charges (note 3):
MSP contracts	(80)	(144)	(212)	(333)	(130)	(5)	(187)	-
SL contracts or LSFP contracts	(21)	(51)	(241)	(453)	-	-	-	-
Adjustments to maintain reserves	46	(212)	14,698	1,181	1	(4)	14	(4)

Net equity transactions	(37,354)	(123,645)	(49,780)	(433,110)	270,492	1,933	305,251	120,534

Net change in contract owners’ equity	35,656	(396,366)	148,280	(1,286,708)	314,042	1,311	363,128	94,442
Contract owners’ equity beginning of period	280,719	677,085	898,718	2,185,426	1,311	-	94,442	-

Contract owners’ equity end of period	$316,375	280,719	1,046,998	898,718	315,353	1,311	457,570	94,442

CHANGES IN UNITS:
Beginning units	22,711	29,250	117,983	153,166	206	-	14,906	-
Units purchased	1,310	-	14,152	17,544	40,667	208	43,670	15,035
Units redeemed	(4,236)	(6,539)	(25,916)	(52,727)	(2,371)	(2)	(1,715)	(129)

Ending units	19,785	22,711	106,219	117,983	38,502	206	56,861	14,906

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMMG1		NVMMV2		SCGF		SCVF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(56,454)	-	44,168	-	(4,187)	(6,678)	4,941	42,426
Realized gain (loss) on investments	150,206	(775)	75,165	-	(358,073)	(105,359)	(895,528)	(751,712)
Change in unrealized gain (loss) on investments	3,045,427	(609)	1,974,047	-	547,591	(655,281)	1,924,031	(1,883,749)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,139,179	(1,384)	2,093,380	-	185,331	(767,318)	1,033,444	(2,593,035)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	668,649	(24)	392,261	-	34,385	46,867	242,365	338,074
Transfers between funds	23,993,647	3,046	17,853,536	-	(184,267)	53,917	(419,326)	(665,221)
Surrenders (note 6)	(665,007)	-	(717,594)	-	(42,074)	(51,190)	(413,725)	(458,039)
Death benefits (note 4)	(59,489)	-	(35,512)	-	(3,633)	(44,869)	(80,345)	(80,363)
Net policy repayments (loans) (note 5)	64,720	-	21,551	-	211	(23,201)	60,812	(131,703)
Deductions for surrender charges (note 2d)	(742)	-	(441)	-	-	-	(1,285)	(161)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(758,266)	(22)	(450,258)	-	(55,967)	(54,853)	(302,226)	(321,728)
Asset charges (note 3):
MSP contracts	(2,879)	(13)	(2,024)	-	(128)	(284)	(2,441)	(3,619)
SL contracts or LSFP contracts	(110)	-	(22)	-	(208)	(393)	(3,423)	(6,159)
Adjustments to maintain reserves	41	(4)	73	-	34	(69)	149	(355)

Net equity transactions	23,240,564	2,983	17,061,570	-	(251,647)	(74,075)	(919,445)	(1,329,274)

Net change in contract owners’ equity	26,379,743	1,599	19,154,950	-	(66,316)	(841,393)	113,999	(3,922,309)
Contract owners’ equity beginning of period	1,599	-	-	-	878,216	1,719,609	4,950,569	8,872,878

Contract owners’ equity end of period	$26,381,342	1,599	19,154,950	-	811,900	878,216	5,064,568	4,950,569

CHANGES IN UNITS:
Beginning units	255	-	-	-	190,708	199,360	331,900	402,340
Units purchased	3,539,540	260	2,341,212	-	17,221	30,147	26,848	30,415
Units redeemed	(203,552)	(5)	(148,049)	-	(68,789)	(38,799)	(90,029)	(100,855)

Ending units	3,336,243	255	2,193,163	-	139,140	190,708	268,719	331,900

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCF		MSBF		NVSTB2		GGTC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(35,569)	68,494	126,052	81,141	19,071	918	(2,074)	(2,248)
Realized gain (loss) on investments	(1,397,208)	(323,111)	(183,361)	(94,596)	8,184	(4,418)	(51,089)	12,645
Change in unrealized gain (loss) on investments	5,954,673	(14,168,996)	324,190	(290,565)	(9,264)	(216)	177,618	(272,283)
Reinvested capital gains	-	4,526,102	-	28,486	6,394	-	-	42,632

Net increase (decrease) in contract owners’ equity resulting from operations	4,521,896	(9,897,511)	266,881	(275,534)	24,385	(3,716)	124,455	(219,254)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	916,572	1,003,351	45,711	51,062	8,824	101	57,009	-
Transfers between funds	(1,072,590)	(1,017,464)	388,190	(199,231)	1,988,452	32,659	(19,651)	(93,259)
Surrenders (note 6)	(1,170,355)	(1,408,827)	(65,495)	(197,346)	(6,964)	(477)	(20,017)	(39,754)
Death benefits (note 4)	(107,842)	(122,544)	(559)	(3,711)	-	-	-	(1,191)
Net policy repayments (loans) (note 5)	141,790	(1,738)	(18,268)	(10,045)	(3,744)	704	(7,303)	(1,114)
Deductions for surrender charges (note 2d)	(6,943)	(231)	-	(92)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,034,016)	(1,074,871)	(57,865)	(59,783)	(52,432)	(1,632)	(12,334)	(13,159)
Asset charges (note 3):
MSP contracts	(7,209)	(10,633)	(699)	(596)	(130)	(2)	-	-
SL contracts or LSFP contracts	(4,753)	(8,825)	(288)	(397)	-	-	(21)	(29)
Adjustments to maintain reserves	215	(574)	60	(120)	7	(13)	12	(26)

Net equity transactions	(2,345,131)	(2,642,356)	290,787	(420,259)	1,934,013	31,340	(2,305)	(148,532)

Net change in contract owners’ equity	2,176,765	(12,539,867)	557,668	(695,793)	1,958,398	27,624	122,150	(367,786)
Contract owners’ equity beginning of period	15,005,183	27,545,050	932,428	1,628,221	27,624	-	188,549	556,335

Contract owners’ equity end of period	$17,181,948	15,005,183	1,490,096	932,428	1,986,022	27,624	310,699	188,549

CHANGES IN UNITS:
Beginning units	646,383	732,968	75,257	108,912	2,787	-	91,773	138,886
Units purchased	41,936	75,354	32,276	8,711	191,688	3,067	38,921	2,535
Units redeemed	(136,779)	(161,939)	(10,218)	(42,366)	(6,429)	(280)	(29,141)	(49,648)

Ending units	551,540	646,383	97,315	75,257	188,046	2,787	101,553	91,773

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GGTC3		GVUG1		NVOLG1		NVTIV3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,596)	(2,068)	(2,430)	(3,941)	(20)	-	27	-
Realized gain (loss) on investments	(129,555)	(104,633)	(209,319)	(22,295)	941	-	16	-
Change in unrealized gain (loss) on investments	274,483	(235,401)	316,232	(513,347)	412	-	408	-
Reinvested capital gains	-	59,682	-	152,707	104	-	21	-

Net increase (decrease) in contract owners’ equity resulting from operations	143,332	(282,420)	104,483	(386,876)	1,437	-	472	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	96,813	198,922	33,077	40,871	25,056	-	711	-
Transfers between funds	34,593	(283,889)	(52,541)	19,206	(20,155)	-	11,617	-
Surrenders (note 6)	(36,934)	(177,558)	(51,544)	(51,424)	-	-	-	-
Death benefits (note 4)	(3,442)	-	(32,861)	(3,251)	-	-	-	-
Net policy repayments (loans) (note 5)	19,402	23,591	966	8,762	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	(288)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(27,194)	(22,813)	(36,689)	(35,299)	(60)	-	(141)	-
Asset charges (note 3):
MSP contracts	(41)	(90)	(57)	(103)	-	-	-	-
SL contracts or LSFP contracts	(91)	(64)	(230)	(1,022)	-	-	-	-
Adjustments to maintain reserves	35	(123)	44	(181)	2	-	(9)	-

Net equity transactions	83,141	(262,024)	(140,123)	(22,441)	4,843	-	12,178	-

Net change in contract owners’ equity	226,473	(544,444)	(35,640)	(409,317)	6,280	-	12,650	-
Contract owners’ equity beginning of period	224,232	768,676	516,627	925,944	-	-	-	-

Contract owners’ equity end of period	$450,705	224,232	480,987	516,627	6,280	-	12,650	-

CHANGES IN UNITS:
Beginning units	27,060	47,422	47,190	49,430	-	-	-	-
Units purchased	16,197	4,855	3,793	6,451	489	-	986	-
Units redeemed	(7,498)	(25,217)	(15,850)	(8,691)	(5)	-	(12)	-

Ending units	35,759	27,060	35,133	47,190	484	-	974	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	EIF		NVRE1		AMTB		AVBVI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$3,200	11,666	47,709	1,537	180,654	132,547	(380)	1,227
Realized gain (loss) on investments	(58,039)	(53,146)	35,768	(1,677)	(167,698)	(80,350)	(243,656)	(93,509)
Change in unrealized gain (loss) on investments	186,203	(305,486)	1,141,555	(29,044)	297,416	(532,398)	333,443	(282,847)
Reinvested capital gains	-	10,754	25,038	-	-	-	-	77,915

Net increase (decrease) in contract owners’ equity resulting from operations	131,364	(336,212)	1,250,070	(29,184)	310,372	(480,201)	89,407	(297,214)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	52,275	61,635	157,282	770	108,542	112,203	33,999	26,513
Transfers between funds	(30,232)	(77,097)	6,752,852	91,431	178,916	(140,823)	(251,203)	(288,887)
Surrenders (note 6)	(21,827)	(46,663)	(167,752)	(308)	(452,591)	(415,631)	(65,362)	(77,091)
Death benefits (note 4)	-	(5,622)	(3,451)	-	(220,431)	(20,590)	(4,245)	-
Net policy repayments (loans) (note 5)	(57)	12,555	6,209	(1,116)	191,297	218,018	(12,931)	13,822
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,532)	(46,019)	(188,183)	(1,444)	(148,655)	(152,021)	(11,604)	(25,983)
Asset charges (note 3):
MSP contracts	(15)	(22)	(1,391)	(5)	(4,310)	(4,543)	(240)	(218)
SL contracts or LSFP contracts	(192)	(660)	(77)	-	(697)	(946)	(104)	(97)
Adjustments to maintain reserves	37	(142)	87	(20)	173	(380)	425	(153)

Net equity transactions	(44,543)	(102,035)	6,555,576	89,308	(347,756)	(404,713)	(311,265)	(352,094)

Net change in contract owners’ equity	86,821	(438,247)	7,805,646	60,124	(37,384)	(884,914)	(221,858)	(649,308)
Contract owners’ equity beginning of period	512,214	950,461	60,124	-	2,771,844	3,656,758	245,169	894,477

Contract owners’ equity end of period	$599,035	512,214	7,865,770	60,124	2,734,460	2,771,844	23,311	245,169

CHANGES IN UNITS:
Beginning units	47,456	55,240	10,683	-	167,488	194,058	29,537	52,024
Units purchased	6,228	5,020	1,119,993	11,239	25,561	24,107	2,530	8,381
Units redeemed	(10,244)	(12,804)	(56,611)	(556)	(38,081)	(50,677)	(30,216)	(30,868)

Ending units	43,440	47,456	1,074,065	10,683	154,968	167,488	1,851	29,537

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVCA		AVCDI		ALVGIA		ALVSVA

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$154	(762)	(903)	(1,714)	17,298	12,550	3,293	2,197
Realized gain (loss) on investments	(9,497)	(40,201)	(70,651)	(73,292)	(318,433)	(51,327)	(180,121)	(58,993)
Change in unrealized gain (loss) on investments	24,573	(41,973)	147,507	(169,220)	361,513	(467,959)	347,973	(358,078)
Reinvested capital gains	-	-	-	35,053	-	130,982	23,335	89,366

Net increase (decrease) in contract owners’ equity resulting from operations	15,230	(82,936)	75,953	(209,173)	60,378	(375,754)	194,480	(325,508)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,887	3,297	14,034	18,868	84,447	85,138	34,970	43,630
Transfers between funds	(688)	(192,743)	(6,086)	(235,650)	(112,719)	(65,912)	41,878	(61,193)
Surrenders (note 6)	(2,432)	-	(8,282)	(18,275)	(80,364)	(25,195)	(63,829)	(116,558)
Death benefits (note 4)	-	-	(97)	-	(36,204)	-	(9,248)	(9,633)
Net policy repayments (loans) (note 5)	(9)	(7,790)	1,223	(7,924)	763	(9,678)	(15,051)	6,728
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,475)	(7,216)	(14,265)	(20,214)	(27,436)	(34,171)	(32,223)	(33,902)
Asset charges (note 3):
MSP contracts	(107)	(84)	(246)	(261)	(141)	(667)	(318)	(462)
SL contracts or LSFP contracts	(25)	-	(136)	(190)	(298)	(1,113)	(165)	(233)
Adjustments to maintain reserves	30	(91)	50	(163)	43	(171)	49	(122)

Net equity transactions	(3,819)	(204,627)	(13,805)	(263,809)	(171,909)	(51,769)	(43,937)	(171,745)

Net change in contract owners’ equity	11,411	(287,563)	62,148	(472,982)	(111,531)	(427,523)	150,543	(497,253)
Contract owners’ equity beginning of period	68,595	356,158	174,843	647,825	525,178	952,701	551,087	1,048,340

Contract owners’ equity end of period	$80,006	68,595	236,991	174,843	413,647	525,178	701,630	551,087

CHANGES IN UNITS:
Beginning units	7,156	21,310	15,929	31,176	50,347	54,160	42,949	52,438
Units purchased	1,902	513	1,861	1,943	8,172	12,218	5,969	3,963
Units redeemed	(2,191)	(14,667)	(2,591)	(17,190)	(25,430)	(16,031)	(10,463)	(13,452)

Ending units	6,867	7,156	15,199	15,929	33,089	50,347	38,455	42,949

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVB		ACVCA		ACVIG		ACVIP2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$185,760	82,581	45,815	(95,659)	75,615	38,005	20,720	68,242
Realized gain (loss) on investments	(133,660)	7,669	472,010	1,317,200	(153,204)	45,361	(52,343)	(42,098)
Change in unrealized gain (loss) on investments	439,091	(1,472,594)	1,590,741	(11,600,631)	347,057	(1,375,307)	159,445	(91,919)
Reinvested capital gains	-	313,273	-	1,295,445	-	300,385	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	491,191	(1,069,071)	2,108,566	(9,083,645)	269,468	(991,556)	127,822	(65,775)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	245,781	253,506	432,710	704,743	91,428	113,315	50,288	217,091
Transfers between funds	(293,076)	805,122	(9,817,300)	(1,510,326)	(210,147)	(78,774)	431,698	746,500
Surrenders (note 6)	(262,038)	(361,924)	(447,741)	(771,456)	(121,155)	(164,876)	(119,305)	(63,756)
Death benefits (note 4)	(36,263)	(43,133)	(246,184)	(111,509)	(8,675)	(2,646)	(6,525)	-
Net policy repayments (loans) (note 5)	(1,602)	22,622	124,805	(78,777)	(7,045)	38,974	(24,891)	(180,914)
Deductions for surrender charges (note 2d)	-	(212)	(7)	-	-	(87)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(284,771)	(257,361)	(533,018)	(880,225)	(123,061)	(131,914)	(76,137)	(55,918)
Asset charges (note 3):
MSP contracts	(2,642)	(3,312)	(1,986)	(5,513)	(1,769)	(2,277)	(1,691)	(1,603)
SL contracts or LSFP contracts	(621)	(859)	(978)	(1,819)	(398)	(737)	(328)	(699)
Adjustments to maintain reserves	202	(256)	(554)	(21,078)	74	(222)	(350)	37

Net equity transactions	(635,030)	414,193	(10,490,253)	(2,675,960)	(380,748)	(229,244)	252,759	660,738

Net change in contract owners’ equity	(143,839)	(654,878)	(8,381,687)	(11,759,605)	(111,280)	(1,220,800)	380,581	594,963
Contract owners’ equity beginning of period	4,052,917	4,707,795	9,751,851	21,511,456	1,777,423	2,998,223	1,502,262	907,299

Contract owners’ equity end of period	$3,909,078	4,052,917	1,370,164	9,751,851	1,666,143	1,777,423	1,882,843	1,502,262

CHANGES IN UNITS:
Beginning units	225,679	201,420	498,333	640,052	189,405	209,942	126,827	75,086
Units purchased	14,500	65,671	28,414	34,243	13,068	33,035	44,213	79,940
Units redeemed	(46,483)	(41,412)	(384,320)	(175,962)	(51,846)	(53,572)	(26,089)	(28,199)

Ending units	193,696	225,679	142,427	498,333	150,627	189,405	144,951	126,827

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVI		ACVI3		ACVMV1		ACVU1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$68,957	21,981	37,827	8,631	27,135	(4,120)	(69)	(2,632)
Realized gain (loss) on investments	(43,968)	686,446	(986,776)	(33,580)	(127,323)	(92,873)	(155,354)	(13,935)
Change in unrealized gain (loss) on investments	707,554	(5,145,468)	1,343,745	(1,927,700)	316,901	(191,264)	209,208	(311,349)
Reinvested capital gains	-	696,172	-	278,631	-	-	-	78,593

Net increase (decrease) in contract owners’ equity resulting from operations	732,543	(3,740,869)	394,796	(1,674,018)	216,713	(288,257)	53,785	(249,323)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	29	(1,235)	218,223	440,182	40,109	53,510	18,703	18,162
Transfers between funds	(3,452,953)	(581,978)	(2,245,870)	919	63,617	28,432	(301,217)	(395,240)
Surrenders (note 6)	(183,566)	(642,694)	(130,888)	(173,818)	(52,055)	(96,405)	(11,516)	(25,226)
Death benefits (note 4)	(213,274)	(10,330)	(5,619)	(580)	(8,739)	-	-	-
Net policy repayments (loans) (note 5)	9,921	80,488	72,213	(9,276)	(2,104)	(1,263)	209	1,502
Deductions for surrender charges (note 2d)	(552)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(160,693)	(301,401)	(94,999)	(147,240)	(54,645)	(48,470)	(17,544)	(25,196)
Asset charges (note 3):
MSP contracts	(852)	(2,190)	(224)	(584)	(256)	(210)	(158)	(353)
SL contracts or LSFP contracts	(1,435)	(2,955)	(859)	(1,525)	(65)	(73)	(69)	(172)
Adjustments to maintain reserves	77	(339)	34	(128)	75	1,272	64	(142)

Net equity transactions	(4,003,298)	(1,462,634)	(2,187,989)	107,950	(14,063)	(63,207)	(311,528)	(426,665)

Net change in contract owners’ equity	(3,270,755)	(5,203,503)	(1,793,193)	(1,566,068)	202,650	(351,464)	(257,743)	(675,988)
Contract owners’ equity beginning of period	4,096,035	9,299,538	2,012,123	3,578,191	795,911	1,147,375	306,386	982,374

Contract owners’ equity end of period	$825,280	4,096,035	218,930	2,012,123	998,561	795,911	48,643	306,386

CHANGES IN UNITS:
Beginning units	296,608	371,658	215,550	210,562	80,555	87,462	40,756	76,046
Units purchased	903	13,788	27,606	50,689	7,974	8,484	3,323	3,239
Units redeemed	(225,941)	(88,838)	(225,941)	(45,701)	(10,355)	(15,391)	(39,270)	(38,529)

Ending units	71,570	296,608	17,215	215,550	78,174	80,555	4,809	40,756

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVV		ACVVS1		DVSCS		DSIF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$362,681	186,246	(2,307)	(7,845)	21,462	5,589	607,335	861,818
Realized gain (loss) on investments	(1,068,970)	(741,744)	(751,238)	(108,622)	(286,202)	(128,115)	(2,289,404)	(676,962)
Change in unrealized gain (loss) on investments	1,911,775	(3,596,820)	813,819	(895,565)	332,193	(642,274)	8,161,497	(24,590,637)
Reinvested capital gains	-	1,245,215	-	74,587	179,994	226,751	2,467,459	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,205,486	(2,907,103)	60,274	(937,445)	247,447	(538,049)	8,946,887	(24,405,781)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	353,417	419,705	31,531	126,698	72,086	77,601	2,858,252	3,126,985
Transfers between funds	(485,622)	(956,294)	(754,220)	93,610	152,215	(45,427)	(524,735)	(4,069,904)
Surrenders (note 6)	(178,377)	(1,014,677)	(207,208)	(77,465)	(88,992)	(141,408)	(3,832,092)	(3,766,811)
Death benefits (note 4)	(190,376)	(140,940)	-	(516)	-	-	(1,126,262)	(246,150)
Net policy repayments (loans) (note 5)	(194,335)	376,948	17,817	(12,903)	1,006	9,125	632,252	139,051
Deductions for surrender charges (note 2d)	(7)	(883)	-	-	(292)	(5,101)	(14,376)	(12,453)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(414,578)	(410,036)	(38,443)	(73,212)	(61,932)	(71,732)	(2,895,335)	(3,030,123)
Asset charges (note 3):
MSP contracts	(4,129)	(5,933)	(68)	(191)	(1,028)	(1,496)	(16,064)	(22,106)
SL contracts or LSFP contracts	(2,853)	(4,803)	(120)	(380)	(596)	(1,082)	(19,964)	(36,340)
Adjustments to maintain reserves	136	(372)	26	(93)	86	(287)	174	(1,537)

Net equity transactions	(1,116,724)	(1,737,285)	(950,685)	55,548	72,553	(179,807)	(4,938,150)	(7,919,388)

Net change in contract owners’ equity	88,762	(4,644,388)	(890,411)	(881,897)	320,000	(717,856)	4,008,737	(32,325,169)
Contract owners’ equity beginning of period	7,293,733	11,938,121	928,470	1,810,367	1,055,112	1,772,968	38,396,547	70,721,716

Contract owners’ equity end of period	$7,382,495	7,293,733	38,059	928,470	1,375,112	1,055,112	42,405,284	38,396,547

CHANGES IN UNITS:
Beginning units	407,405	489,190	105,453	105,106	100,682	116,238	2,042,056	2,329,576
Units purchased	31,802	25,724	6,690	17,711	25,549	12,514	252,180	253,595
Units redeemed	(94,877)	(107,509)	(108,680)	(17,364)	(21,127)	(28,070)	(515,623)	(541,115)

Ending units	344,330	407,405	3,463	105,453	105,104	100,682	1,778,613	2,042,056

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSRG		DCAP		DSC		DGI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$19,488	10,935	76,753	67,476	1,608	502	11,137	3,132
Realized gain (loss) on investments	(621,107)	(405,373)	(94,927)	42,297	(90,896)	(30,430)	(42,235)	18,536
Change in unrealized gain (loss) on investments	2,134,876	(2,397,159)	470,553	(2,098,237)	116,860	(36,247)	363,806	(1,161,371)
Reinvested capital gains	-	-	280,064	351,174	-	8,018	-	229,922

Net increase (decrease) in contract owners’ equity resulting from operations	1,533,257	(2,791,597)	732,443	(1,637,290)	27,572	(58,157)	332,708	(909,781)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	576,928	658,519	209,359	252,170	16,751	36,063	91,447	109,072
Transfers between funds	(166,170)	(304,418)	16,056	32,808	(26,957)	(30,448)	(50,704)	4,754
Surrenders (note 6)	(531,739)	(471,697)	(274,461)	(275,680)	(26,388)	(18,330)	(121,008)	(58,062)
Death benefits (note 4)	(99,225)	(44,400)	(61,854)	(7,868)	-	-	(3,072)	(13,477)
Net policy repayments (loans) (note 5)	137,215	35,947	404	6,252	21,978	153	(4,675)	(11,179)
Deductions for surrender charges (note 2d)	(505)	(891)	(616)	(595)	-	-	(2,521)	(195)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(525,890)	(540,537)	(219,227)	(219,484)	(12,892)	(13,710)	(115,403)	(116,905)
Asset charges (note 3):
MSP contracts	(1,326)	(1,692)	(708)	(900)	-	-	(737)	(956)
SL contracts or LSFP contracts	(897)	(1,493)	(2,345)	(4,798)	(12)	(17)	(1,000)	(2,164)
Adjustments to maintain reserves	16	(319)	104	(267)	27	(89)	56	(192)

Net equity transactions	(611,593)	(670,981)	(333,288)	(218,362)	(27,493)	(26,378)	(207,617)	(89,304)

Net change in contract owners’ equity	921,664	(3,462,578)	399,155	(1,855,652)	79	(84,535)	125,091	(999,085)
Contract owners’ equity beginning of period	5,021,883	8,484,461	3,701,900	5,557,552	110,220	194,755	1,292,981	2,292,066

Contract owners’ equity end of period	$5,943,547	5,021,883	4,101,055	3,701,900	110,299	110,220	1,418,072	1,292,981

CHANGES IN UNITS:
Beginning units	300,201	330,514	329,459	344,084	13,008	14,274	133,481	140,806
Units purchased	35,824	44,565	51,879	52,883	2,596	3,034	15,064	25,510
Units redeemed	(68,202)	(74,878)	(86,112)	(67,508)	(5,209)	(4,300)	(34,115)	(32,835)

Ending units	267,823	300,201	295,226	329,459	10,395	13,008	114,430	133,481

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FVCA2P		FALF		FVMOS		FQB

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,214	(83)	726	1,391	2,671	1,713	93,671	62,172
Realized gain (loss) on investments	(5,242)	(1,933)	(79,078)	(6,372)	1,739	(6,805)	(53,184)	(29,219)
Change in unrealized gain (loss) on investments	12,506	(4,817)	74,821	(70,329)	(10,571)	1,426	263,048	(151,981)
Reinvested capital gains	-	292	-	30,551	4,242	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,478	(6,541)	(3,531)	(44,759)	(1,919)	(3,666)	303,535	(119,028)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,860	1,408	3,869	5,639	34,703	22,242	60,312	55,108
Transfers between funds	17,583	36,480	(39,858)	(8,031)	75,436	236,765	658,181	312,248
Surrenders (note 6)	(721)	-	-	-	(59,071)	-	(130,975)	(46,475)
Death benefits (note 4)	-	-	-	-	-	-	(2,296)	(5,653)
Net policy repayments (loans) (note 5)	1,072	537	-	-	16,121	592	(19,346)	(60,672)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(198)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,518)	(749)	(1,397)	(3,893)	(21,455)	(8,251)	(90,376)	(66,843)
Asset charges (note 3):
MSP contracts	-	-	-	-	(605)	(486)	(1,641)	(1,605)
SL contracts or LSFP contracts	-	-	-	-	-	-	(613)	(485)
Adjustments to maintain reserves	46	(72)	16	(117)	21	(55)	86	137

Net equity transactions	18,322	37,604	(37,370)	(6,402)	45,150	250,807	473,134	185,760

Net change in contract owners’ equity	26,800	31,063	(40,901)	(51,161)	43,231	247,141	776,669	66,732
Contract owners’ equity beginning of period	45,402	14,339	85,155	136,316	250,528	3,387	1,315,009	1,248,277

Contract owners’ equity end of period	$72,202	45,402	44,254	85,155	293,759	250,528	2,091,678	1,315,009

CHANGES IN UNITS:
Beginning units	3,936	880	8,634	9,128	24,932	334	113,494	99,552
Units purchased	1,863	3,131	403	1,432	8,919	25,578	62,710	34,398
Units redeemed	(247)	(75)	(5,105)	(1,926)	(4,846)	(980)	(25,944)	(20,456)

Ending units	5,552	3,936	3,932	8,634	29,005	24,932	150,260	113,494

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FEIP		FHIP		FAMP		FCP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$622,527	1,062,247	811,690	1,044,676	222,733	352,026	332,557	247,457
Realized gain (loss) on investments	(4,141,410)	(1,435,329)	(1,001,506)	(425,055)	(1,002,406)	(847,773)	(3,403,697)	(1,708,440)
Change in unrealized gain (loss) on investments	13,456,571	(29,497,045)	4,248,208	(4,147,025)	4,158,742	(7,205,671)	15,345,247	(31,467,403)
Reinvested capital gains	-	60,582	-	-	21,106	1,825,304	10,716	1,775,353

Net increase (decrease) in contract owners’ equity resulting from operations	9,937,688	(29,809,545)	4,058,392	(3,527,404)	3,400,175	(5,876,114)	12,284,823	(31,153,033)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,455,280	2,813,064	28,354	26,129	711,585	797,558	2,137,372	2,551,876
Transfers between funds	(1,270,227)	(2,139,955)	(213,276)	(100,301)	(652,745)	(672,840)	(2,989,906)	(1,501,664)
Surrenders (note 6)	(3,910,307)	(3,825,474)	(1,039,086)	(491,902)	(1,413,302)	(1,195,351)	(3,970,568)	(3,830,157)
Death benefits (note 4)	(436,420)	(478,240)	(99,000)	(290,416)	(188,887)	(134,979)	(155,968)	(337,563)
Net policy repayments (loans) (note 5)	446,043	203,693	(33,352)	(196,326)	84,942	20,757	195,386	(127,983)
Deductions for surrender charges (note 2d)	(17,015)	(2,895)	(4,180)	(607)	(669)	(220)	(1,211)	(4,943)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,969,720)	(3,111,920)	(688,321)	(675,186)	(928,364)	(907,220)	(2,513,604)	(2,652,418)
Asset charges (note 3):
MSP contracts	(17,293)	(25,842)	(6,742)	(7,931)	(4,125)	(5,212)	(16,491)	(23,665)
SL contracts or LSFP contracts	(6,817)	(14,785)	(3,079)	(4,924)	(1,565)	(2,897)	(13,110)	(24,523)
Adjustments to maintain reserves	243	(502)	217	(252)	540	(413)	207	(672)

Net equity transactions	(5,726,233)	(6,582,856)	(2,058,465)	(1,741,716)	(2,392,590)	(2,100,817)	(7,327,893)	(5,951,712)

Net change in contract owners’ equity	4,211,455	(36,392,401)	1,999,927	(5,269,120)	1,007,585	(7,976,931)	4,956,930	(37,104,745)
Contract owners’ equity beginning of period	37,229,533	73,621,934	10,298,293	15,567,413	13,075,521	21,052,452	39,065,381	76,170,126

Contract owners’ equity end of period	$41,440,988	37,229,533	12,298,220	10,298,293	14,083,106	13,075,521	44,022,311	39,065,381

CHANGES IN UNITS:
Beginning units	1,468,505	1,670,486	598,157	652,970	641,239	723,126	1,814,238	2,042,344
Units purchased	93,606	109,912	13,177	56,426	36,310	40,854	95,249	206,695
Units redeemed	(306,666)	(311,893)	(99,269)	(111,239)	(135,879)	(122,741)	(403,348)	(434,801)

Ending units	1,255,445	1,468,505	512,065	598,157	541,670	641,239	1,506,139	1,814,238

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FNRS2		FF10S		FF20S		FF30S

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(9,477)	(32,398)	10,801	16,349	18,359	19,591	8,150	9,144
Realized gain (loss) on investments	(681,476)	(84,046)	(123,800)	(107,080)	(128,187)	(15,489)	(30,149)	(63,287)
Change in unrealized gain (loss) on investments	2,000,398	(4,157,163)	180,691	(120,059)	252,728	(354,048)	152,638	(263,829)
Reinvested capital gains	-	211,141	4,737	33,809	9,217	43,814	6,723	44,634

Net increase (decrease) in contract owners’ equity resulting from operations	1,309,445	(4,062,466)	72,429	(176,981)	152,117	(306,132)	137,362	(273,338)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	236,866	275,297	11,431	23,486	29,341	25,881	42,857	54,063
Transfers between funds	260,248	393,308	(294,920)	(222,307)	(103,735)	256,224	51,268	46,006
Surrenders (note 6)	(346,255)	(299,160)	(4,253)	(23,664)	(2,579)	(12,565)	(3,978)	(51,447)
Death benefits (note 4)	(33,618)	(2,288)	(1,781)	-	-	-	-	-
Net policy repayments (loans) (note 5)	36,297	(111,550)	(1,009)	(3,491)	4,481	2,999	(15,777)	435
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(265,001)	(307,759)	(17,421)	(22,378)	(41,473)	(31,764)	(41,556)	(37,189)
Asset charges (note 3):
MSP contracts	(1,262)	(2,789)	(229)	(802)	(502)	(1,265)	-	(90)
SL contracts or LSFP contracts	(611)	(1,300)	-	-	-	-	-	-
Adjustments to maintain reserves	35	(1,568)	23	(66)	25	(85)	25	(91)

Net equity transactions	(113,301)	(57,809)	(308,159)	(249,222)	(114,442)	239,425	32,839	11,687

Net change in contract owners’ equity	1,196,144	(4,120,275)	(235,730)	(426,203)	37,675	(66,707)	170,201	(261,651)
Contract owners’ equity beginning of period	2,961,202	7,081,477	598,995	1,025,198	716,332	783,039	430,887	692,538

Contract owners’ equity end of period	$4,157,346	2,961,202	363,265	598,995	754,007	716,332	601,088	430,887

CHANGES IN UNITS:
Beginning units	288,368	312,864	63,034	80,584	79,058	57,904	49,973	49,338
Units purchased	53,962	37,184	2,917	11,357	7,995	24,896	10,091	21,611
Units redeemed	(66,665)	(61,680)	(34,929)	(28,907)	(21,807)	(3,742)	(6,680)	(20,976)

Ending units	275,665	288,368	31,022	63,034	65,246	79,058	53,384	49,973

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FGOP		FGP		FHIPR		FIGBS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(397)	(4,605)	(62,525)	144,446	213,155	158,631	311,272	135,375
Realized gain (loss) on investments	(146,762)	88,819	(5,256,306)	(2,562,727)	(322,408)	(85,512)	(28,931)	(50,645)
Change in unrealized gain (loss) on investments	925,998	(2,525,563)	16,323,642	(38,836,729)	979,571	(534,596)	219,877	(200,795)
Reinvested capital gains	-	-	38,375	-	-	-	15,861	2,999

Net increase (decrease) in contract owners’ equity resulting from operations	778,839	(2,441,349)	11,043,186	(41,255,010)	870,318	(461,477)	518,079	(113,066)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	195,138	227,860	3,956,462	4,538,552	753,819	787,514	150,186	198,817
Transfers between funds	(98,755)	40,154	(1,368,369)	(2,886,422)	519,767	48,558	970,442	(186,724)
Surrenders (note 6)	(244,357)	(207,748)	(3,906,289)	(4,410,207)	(612,064)	(253,439)	(123,018)	(114,598)
Death benefits (note 4)	(88,059)	(2,278)	(1,106,153)	(348,101)	(2,522)	(8,388)	(102,184)	(40,634)
Net policy repayments (loans) (note 5)	57,122	11,057	1,089,762	229,705	269,945	275,342	(9,894)	4,970
Deductions for surrender charges (note 2d)	(8)	(2,538)	(11,745)	(6,936)	(76)	(121)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(166,179)	(180,283)	(3,882,075)	(4,253,155)	(324,349)	(234,636)	(156,717)	(188,565)
Asset charges (note 3):
MSP contracts	(877)	(1,144)	(10,453)	(18,218)	(1,177)	(909)	(1,433)	(1,605)
SL contracts or LSFP contracts	(1,200)	(2,580)	(9,125)	(18,333)	-	-	(868)	(1,176)
Adjustments to maintain reserves	23	(158)	(3,368)	(2,678)	62	(67)	71	(97)

Net equity transactions	(347,152)	(117,658)	(5,251,353)	(7,175,793)	603,405	613,854	726,585	(329,612)

Net change in contract owners’ equity	431,687	(2,559,007)	5,791,833	(48,430,803)	1,473,723	152,377	1,244,664	(442,678)
Contract owners’ equity beginning of period	1,929,008	4,488,015	43,329,099	91,759,902	1,764,610	1,612,233	3,113,852	3,556,530

Contract owners’ equity end of period	$2,360,695	1,929,008	49,120,932	43,329,099	3,238,333	1,764,610	4,358,516	3,113,852

CHANGES IN UNITS:
Beginning units	297,576	308,836	1,982,815	2,229,562	239,614	163,580	279,635	307,614
Units purchased	92,308	85,131	167,754	145,627	154,704	125,038	103,969	22,341
Units redeemed	(144,232)	(96,391)	(430,197)	(392,374)	(86,791)	(49,004)	(43,278)	(50,320)

Ending units	245,652	297,576	1,720,372	1,982,815	307,527	239,614	340,326	279,635

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FMCS		FOP		FOSR		FVSS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$5,664	(14,679)	115,296	244,292	67,500	118,681	1,034	2,107
Realized gain (loss) on investments	(917,843)	(333,004)	226,630	842,010	(481,927)	(129,120)	(322,411)	(156,651)
Change in unrealized gain (loss) on investments	3,081,963	(5,204,756)	1,378,448	(9,754,261)	1,382,081	(3,608,460)	746,805	(780,745)
Reinvested capital gains	34,403	1,450,355	24,404	1,659,711	13,194	603,345	-	238,185

Net increase (decrease) in contract owners’ equity resulting from operations	2,204,187	(4,102,084)	1,744,778	(7,008,248)	980,848	(3,015,554)	425,428	(697,104)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	475,431	516,035	1,312	12	731,624	793,422	71,587	45,258
Transfers between funds	183,382	302,262	(281,846)	(681,569)	(50,432)	603,939	242,601	(53,255)
Surrenders (note 6)	(650,930)	(728,349)	(714,161)	(962,876)	(869,849)	(356,406)	(49,095)	(40,749)
Death benefits (note 4)	(22,835)	(15,236)	(40,247)	(67,621)	(25,490)	(20,404)	(35,639)	(11,692)
Net policy repayments (loans) (note 5)	(56,894)	(60,723)	36,190	(150,550)	572,888	164,641	32,203	13,061
Deductions for surrender charges (note 2d)	-	(3,819)	-	(3,181)	(7)	(786)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(400,245)	(401,950)	(384,050)	(470,276)	(370,844)	(354,973)	(49,174)	(37,145)
Asset charges (note 3):
MSP contracts	(1,983)	(3,783)	(2,766)	(4,292)	(777)	(1,087)	(182)	(329)
SL contracts or LSFP contracts	(826)	(1,463)	(2,056)	(5,107)	(1,119)	(2,604)	(753)	(1,618)
Adjustments to maintain reserves	175	(59)	333	420	50	(2,049)	33	(168)

Net equity transactions	(474,725)	(397,085)	(1,387,291)	(2,345,040)	(13,956)	823,693	211,581	(86,637)

Net change in contract owners’ equity	1,729,462	(4,499,169)	357,487	(9,353,288)	966,892	(2,191,861)	637,009	(783,741)
Contract owners’ equity beginning of period	5,945,144	10,444,313	7,950,865	17,304,153	3,850,871	6,042,732	637,598	1,421,339

Contract owners’ equity end of period	$7,674,606	5,945,144	8,308,352	7,950,865	4,817,763	3,850,871	1,274,607	637,598

CHANGES IN UNITS:
Beginning units	374,639	396,358	456,952	549,270	404,291	354,418	79,227	85,958
Units purchased	43,428	61,062	6,564	4,086	89,264	120,175	34,329	7,020
Units redeemed	(71,104)	(82,781)	(87,927)	(96,404)	(91,722)	(70,302)	(12,499)	(13,751)

Ending units	346,963	374,639	375,589	456,952	401,833	404,291	101,057	79,227

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVIS2		FTVRDI		FTVSVI		FTVDM3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$56,908	51,627	33,780	53,608	32,072	25,713	38,139	41,943
Realized gain (loss) on investments	(140,222)	(64,802)	(270,608)	(12,080)	(284,296)	(22,002)	(435,084)	(185,209)
Change in unrealized gain (loss) on investments	305,858	(360,161)	630,706	(1,132,566)	757,121	(1,291,291)	1,050,776	(1,423,821)
Reinvested capital gains	-	23,851	-	26,328	101,518	221,202	4,161	372,119

Net increase (decrease) in contract owners’ equity resulting from operations	222,544	(349,485)	393,878	(1,064,710)	606,415	(1,066,378)	657,992	(1,194,968)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	40,876	42,077	144,927	212,811	158,748	203,293	73,066	103,140
Transfers between funds	164,055	(77,738)	(492,396)	18,186	86,020	232,636	362,877	(943,069)
Surrenders (note 6)	(55,332)	(80,825)	(209,922)	(201,613)	(214,475)	(176,054)	(47,882)	(87,764)
Death benefits (note 4)	-	-	(2,560)	(13,279)	(4,313)	(282)	(1,801)	(7,839)
Net policy repayments (loans) (note 5)	(11,467)	(8,243)	(169,532)	22,813	(23,544)	(59,739)	(44,352)	(3,202)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(50,657)	(52,114)	(134,769)	(135,536)	(98,484)	(97,133)	(73,885)	(84,089)
Asset charges (note 3):
MSP contracts	(516)	(691)	(286)	(831)	(588)	(442)	(391)	(848)
SL contracts or LSFP contracts	-	-	(671)	(1,387)	(172)	(294)	(157)	(250)
Adjustments to maintain reserves	36	(54)	71	(182)	46	(169)	82	31

Net equity transactions	86,995	(177,588)	(865,138)	(99,018)	(96,762)	101,816	267,557	(1,023,890)

Net change in contract owners’ equity	309,539	(527,073)	(471,260)	(1,163,728)	509,653	(964,562)	925,549	(2,218,858)
Contract owners’ equity beginning of period	737,438	1,264,511	2,889,895	4,053,623	2,164,865	3,129,427	821,208	3,040,066

Contract owners’ equity end of period	$1,046,977	737,438	2,418,635	2,889,895	2,674,518	2,164,865	1,746,757	821,208

CHANGES IN UNITS:
Beginning units	91,335	109,552	250,263	255,322	160,287	154,814	83,754	145,952
Units purchased	20,429	8,698	17,164	44,208	23,530	34,091	33,106	7,839
Units redeemed	(15,727)	(26,915)	(88,682)	(49,267)	(30,415)	(28,618)	(13,208)	(70,037)

Ending units	96,037	91,335	178,745	250,263	153,402	160,287	103,652	83,754

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TIF		TIF3		FTVGI3		FTVFA2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$11,500	14,001	43,777	42,403	346,480	93,394	597	288
Realized gain (loss) on investments	(51,231)	(342)	(514,026)	13,770	(14,861)	50,067	1,672	(105)
Change in unrealized gain (loss) on investments	118,728	(376,971)	791,793	(1,292,270)	85,365	(67,057)	2,345	(537)
Reinvested capital gains	14,644	61,369	59,468	199,441	-	-	-	295

Net increase (decrease) in contract owners’ equity resulting from operations	93,641	(301,943)	381,012	(1,036,656)	416,984	76,404	4,614	(59)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	11	89,311	123,082	115,932	250,447	672	(260)
Transfers between funds	(31,476)	(55,306)	(470,941)	(140,802)	(4,536)	912,720	14,464	10,761
Surrenders (note 6)	(105,509)	(48,047)	(114,136)	(147,861)	(632,296)	(32,712)	(2,681)	-
Death benefits (note 4)	-	-	(2,459)	-	(5,550)	-	-	-
Net policy repayments (loans) (note 5)	(1,361)	(9,109)	(18,230)	(7,946)	(2,451)	(197,317)	3,756	-
Deductions for surrender charges (note 2d)	-	(2,404)	(13)	(301)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,057)	(26,984)	(53,590)	(68,206)	(85,918)	(63,877)	(1,109)	(142)
Asset charges (note 3):
MSP contracts	(47)	(467)	(1,476)	(2,234)	(1,586)	(1,176)	(32)	-
SL contracts or LSFP contracts	(34)	(254)	(355)	(533)	(325)	(343)	-	-
Adjustments to maintain reserves	31	(146)	37	(150)	81	(147)	11	(13)

Net equity transactions	(153,453)	(142,706)	(571,852)	(244,951)	(616,649)	867,595	15,081	10,346

Net change in contract owners’ equity	(59,812)	(444,649)	(190,840)	(1,281,607)	(199,665)	943,999	19,695	10,287
Contract owners’ equity beginning of period	378,284	822,933	1,433,010	2,714,617	2,680,985	1,736,986	10,287	-

Contract owners’ equity end of period	$318,472	378,284	1,242,170	1,433,010	2,481,320	2,680,985	29,982	10,287

CHANGES IN UNITS:
Beginning units	26,503	34,294	154,395	173,600	207,527	142,098	1,551	-
Units purchased	-	3,280	11,322	11,553	11,962	91,956	3,972	1,574
Units redeemed	(10,143)	(11,071)	(67,629)	(30,758)	(56,902)	(26,527)	(2,037)	(23)

Ending units	16,360	26,503	98,088	154,395	162,587	207,527	3,486	1,551

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMBP		AMTG		AMGP		AMINS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$753	8,106	(37,241)	(87,788)	(2,056)	(205)	(68)	(1,570)
Realized gain (loss) on investments	(95,075)	(2,637)	1,742,544	812,672	(83,275)	61,132	(144,596)	(12,061)
Change in unrealized gain (loss) on investments	117,163	(122,509)	(249,783)	(8,858,322)	243,444	(769,048)	180,074	(168,711)
Reinvested capital gains	-	-	-	-	-	57,134	-	50

Net increase (decrease) in contract owners’ equity resulting from operations	22,841	(117,040)	1,455,520	(8,133,438)	158,113	(650,987)	35,410	(182,292)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,081	13,420	507,047	958,494	51,000	51,585	8,751	16,021
Transfers between funds	(114,597)	40,595	(8,807,216)	(455,531)	(1,089,516)	(63,928)	(202,470)	(66,121)
Surrenders (note 6)	-	-	(852,280)	(977,494)	(16,521)	(120,528)	(10,624)	(18,632)
Death benefits (note 4)	-	-	(70,205)	(124,393)	-	-	-	(820)
Net policy repayments (loans) (note 5)	(43,334)	(2,589)	338,090	25,020	834	50,335	775	(1,257)
Deductions for surrender charges (note 2d)	-	-	(1,939)	(429)	-	(2,140)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,017)	(11,379)	(576,566)	(935,771)	(40,598)	(66,903)	(6,347)	(12,861)
Asset charges (note 3):
MSP contracts	-	-	(846)	(2,015)	(252)	(595)	(32)	(88)
SL contracts or LSFP contracts	-	-	(2,881)	(5,421)	(299)	(534)	(72)	(128)
Adjustments to maintain reserves	8	(72)	178	311	45	(179)	18	(34)

Net equity transactions	(157,859)	39,975	(9,466,618)	(1,517,229)	(1,095,307)	(152,887)	(210,001)	(83,920)

Net change in contract owners’ equity	(135,018)	(77,065)	(8,011,098)	(9,650,667)	(937,194)	(803,874)	(174,591)	(266,212)
Contract owners’ equity beginning of period	183,260	260,325	9,765,435	19,416,102	1,046,187	1,850,061	191,290	457,502

Contract owners’ equity end of period	$48,242	183,260	1,754,337	9,765,435	108,993	1,046,187	16,699	191,290

CHANGES IN UNITS:
Beginning units	19,249	16,200	542,560	612,678	111,984	123,678	24,289	30,956
Units purchased	652	4,056	38,629	57,487	4,445	9,375	1,323	2,552
Units redeemed	(16,577)	(1,007)	(378,334)	(127,605)	(107,127)	(21,069)	(24,064)	(9,219)

Ending units	3,324	19,249	202,855	542,560	9,302	111,984	1,548	24,289

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMMCGS		AMTP		AMRS		AMFAS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(942)	(2,904)	29,011	6,279	(119)	1,363	(418)	(480)
Realized gain (loss) on investments	(169,871)	(4,873)	(8,969,691)	342,579	(93,995)	(21,799)	(22,473)	(3,067)
Change in unrealized gain (loss) on investments	209,833	(290,281)	13,210,302	(17,653,649)	120,645	(106,389)	43,512	(52,957)
Reinvested capital gains	-	-	301,955	3,525,524	261	478	-	4,125

Net increase (decrease) in contract owners’ equity resulting from operations	39,020	(298,058)	4,571,577	(13,779,267)	26,792	(126,347)	20,621	(52,379)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	15,957	22,394	688,890	1,136,221	6,418	6,530	3,689	3,778
Transfers between funds	(330,700)	(192,130)	(12,299,036)	(852,825)	(121,775)	(11,356)	10,969	41,721
Surrenders (note 6)	(30,373)	(38,516)	(1,187,690)	(1,391,602)	(19,844)	(1,473)	(22,868)	(5,790)
Death benefits (note 4)	-	-	(140,035)	(11,651)	-	-	-	-
Net policy repayments (loans) (note 5)	2,146	5,405	58,627	80,628	(153)	(811)	(2,687)	433
Deductions for surrender charges (note 2d)	-	-	-	(413)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,817)	(26,807)	(620,472)	(1,066,822)	(5,026)	(7,895)	(8,401)	(7,357)
Asset charges (note 3):
MSP contracts	(31)	(75)	(3,609)	(10,364)	-	-	-	-
SL contracts or LSFP contracts	(39)	(75)	(9,363)	(17,841)	(95)	(419)	(18)	(21)
Adjustments to maintain reserves	46	(135)	65	(619)	19	(96)	32	(99)

Net equity transactions	(355,811)	(229,939)	(13,512,623)	(2,135,288)	(140,456)	(15,520)	(19,284)	32,665

Net change in contract owners’ equity	(316,791)	(527,997)	(8,941,046)	(15,914,555)	(113,664)	(141,867)	1,337	(19,714)
Contract owners’ equity beginning of period	326,183	854,180	12,115,734	28,030,289	136,784	278,651	80,487	100,201

Contract owners’ equity end of period	$9,392	326,183	3,174,688	12,115,734	23,120	136,784	81,824	80,487

CHANGES IN UNITS:
Beginning units	26,201	38,612	711,690	785,552	19,235	21,108	8,901	6,674
Units purchased	1,422	1,478	61,116	105,357	651	1,080	1,924	3,318
Units redeemed	(27,065)	(13,889)	(590,986)	(179,219)	(17,691)	(2,953)	(3,424)	(1,091)

Ending units	558	26,201	181,820	711,690	2,195	19,235	7,401	8,901

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMSRS		OVMS		OVGR		OVB

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$4,422	5,442	(36,811)	235,502	(12,361)	(34,756)	(24,687)	383,601
Realized gain (loss) on investments	(31,315)	(8,400)	(722,147)	(331,150)	59,339	339,049	(999,223)	(206,549)
Change in unrealized gain (loss) on investments	97,758	(191,453)	1,981,232	(5,786,944)	2,018,895	(4,853,585)	1,397,183	(4,036,010)
Reinvested capital gains	-	25,299	-	713,901	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	70,865	(169,112)	1,222,274	(5,168,691)	2,065,873	(4,549,292)	373,273	(3,858,958)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	24,751	27,700	436,879	585,480	483,068	527,843	401,566	453,034
Transfers between funds	(23,489)	24,207	(186,810)	(303,726)	(87,333)	(326,922)	(459,411)	(460,068)
Surrenders (note 6)	(8,623)	(72,312)	(783,688)	(796,755)	(579,308)	(456,484)	(687,393)	(662,375)
Death benefits (note 4)	-	(10,994)	(141,617)	(49,655)	(71,402)	(43,763)	(161,576)	(85,657)
Net policy repayments (loans) (note 5)	4,787	6,841	115,605	62,444	54,917	(30,451)	299,521	(17,023)
Deductions for surrender charges (note 2d)	-	-	(626)	-	(4,265)	(661)	(970)	(276)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,525)	(17,750)	(501,653)	(561,282)	(459,385)	(488,499)	(356,088)	(471,122)
Asset charges (note 3):
MSP contracts	(83)	(102)	(3,448)	(5,985)	(2,271)	(3,462)	(3,763)	(5,911)
SL contracts or LSFP contracts	(12)	(77)	(841)	(2,126)	(1,882)	(3,237)	(1,969)	(5,372)
Adjustments to maintain reserves	49	(147)	292	(449)	107	(243)	118	(799)

Net equity transactions	(18,145)	(42,634)	(1,065,907)	(1,072,054)	(667,754)	(825,879)	(969,965)	(1,255,569)

Net change in contract owners’ equity	52,720	(211,746)	156,367	(6,240,745)	1,398,119	(5,375,171)	(596,692)	(5,114,527)
Contract owners’ equity beginning of period	251,446	463,192	6,321,935	12,562,680	5,134,821	10,509,992	5,709,106	10,823,633

Contract owners’ equity end of period	$304,166	251,446	6,478,302	6,321,935	6,532,940	5,134,821	5,112,414	5,709,106

CHANGES IN UNITS:
Beginning units	23,325	25,882	375,146	421,302	504,124	559,388	380,913	435,076
Units purchased	2,985	4,589	25,347	33,220	65,885	95,331	33,202	25,534
Units redeemed	(4,719)	(7,146)	(79,722)	(79,376)	(123,420)	(150,595)	(95,013)	(79,697)

Ending units	21,591	23,325	320,771	375,146	446,589	504,124	319,102	380,913

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGS3		OVGS		OVHI3		OVHI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$92,545	64,062	285,003	254,770	(524)	5,736	(252)	23,417
Realized gain (loss) on investments	(302,676)	(38,743)	109,741	890,878	(111,237)	(16,997)	(48,614)	(39,633)
Change in unrealized gain (loss) on investments	2,101,638	(3,833,736)	4,426,591	(14,677,210)	135,141	(111,625)	63,913	(253,539)
Reinvested capital gains	118,131	440,445	350,108	1,699,138	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,009,638	(3,367,972)	5,171,443	(11,832,424)	23,380	(122,886)	15,047	(269,755)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,002,423	1,117,869	220	(3,495)	19,666	18,810	3,409	3,411
Transfers between funds	(108,866)	(233,099)	(861,103)	(1,518,166)	85,737	61,315	(5,578)	(79,716)
Surrenders (note 6)	(648,541)	(619,788)	(1,463,831)	(1,474,058)	(39,687)	(2,916)	(3,103)	(6,946)
Death benefits (note 4)	(24,893)	(37,387)	(430,834)	(166,282)	-	-	-	-
Net policy repayments (loans) (note 5)	326,759	408,024	(167,745)	(383,499)	26,045	433	(326)	(8,296)
Deductions for surrender charges (note 2d)	-	(170)	(4,426)	(422)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(454,271)	(400,832)	(823,738)	(926,388)	(7,434)	(6,048)	(3,686)	(13,684)
Asset charges (note 3):
MSP contracts	(1,090)	(1,695)	(7,421)	(10,538)	(65)	(71)	(80)	(299)
SL contracts or LSFP contracts	(1,205)	(1,752)	(3,121)	(5,433)	-	-	(67)	(357)
Adjustments to maintain reserves	71	(171)	278	(839)	(9)	(296)	13	(107)

Net equity transactions	90,387	230,999	(3,761,721)	(4,489,120)	84,253	71,227	(9,418)	(105,994)

Net change in contract owners’ equity	2,100,025	(3,136,973)	1,409,722	(16,321,544)	107,633	(51,659)	5,629	(375,749)
Contract owners’ equity beginning of period	4,994,166	8,131,139	15,797,636	32,119,180	51,259	102,918	66,384	442,133

Contract owners’ equity end of period	$7,094,191	4,994,166	17,207,358	15,797,636	158,892	51,259	72,013	66,384

CHANGES IN UNITS:
Beginning units	564,201	546,620	649,618	777,386	25,357	10,694	23,367	33,128
Units purchased	134,786	159,895	2,352	17,662	48,590	17,267	1,090	314
Units redeemed	(122,303)	(142,314)	(155,636)	(145,430)	(11,644)	(2,604)	(4,218)	(10,075)

Ending units	576,684	564,201	496,334	649,618	62,303	25,357	20,239	23,367

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGI		OVSC		OVAG		PMVFBA

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$17,316	16,796	1,163	772	(3,892)	(5,819)	520	-
Realized gain (loss) on investments	(172,947)	(1,864)	(113,308)	(55,522)	(64,898)	(2,162)	2,271	-
Change in unrealized gain (loss) on investments	381,743	(829,089)	350,389	(354,138)	256,856	(590,571)	(8,370)	-
Reinvested capital gains	-	103,443	-	52,671	-	-	2,855	-

Net increase (decrease) in contract owners’ equity resulting from operations	226,112	(710,714)	238,244	(356,217)	188,066	(598,552)	(2,724)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	97,543	79,428	46,251	40,918	78,729	85,976	1,145	-
Transfers between funds	(116,356)	(94,002)	204,376	(273,881)	38,369	(49,406)	178,893	-
Surrenders (note 6)	(59,409)	(74,574)	(41,485)	(41,348)	(33,300)	(81,439)	-	-
Death benefits (note 4)	-	-	(1,642)	(16,422)	(1,799)	(557)	-	-
Net policy repayments (loans) (note 5)	(15,446)	610	787	(1,134)	(18,747)	49,526	(2,544)	-
Deductions for surrender charges (note 2d)	-	(351)	-	-	-	(249)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(67,025)	(75,959)	(42,985)	(38,810)	(82,124)	(80,252)	(1,820)	-
Asset charges (note 3):
MSP contracts	(1,367)	(1,996)	(53)	(69)	(120)	(269)	(27)	-
SL contracts or LSFP contracts	(257)	(614)	(183)	(350)	(85)	(130)	-	-
Adjustments to maintain reserves	40	(133)	52	(146)	20	(79)	(34)	-

Net equity transactions	(162,277)	(167,591)	165,118	(331,242)	(19,057)	(76,879)	175,613	-

Net change in contract owners’ equity	63,835	(878,305)	403,362	(687,459)	169,009	(675,431)	172,889	-
Contract owners’ equity beginning of period	1,083,468	1,961,773	505,442	1,192,901	604,276	1,279,707	-	-

Contract owners’ equity end of period	$1,147,303	1,083,468	908,804	505,442	773,285	604,276	172,889	-

CHANGES IN UNITS:
Beginning units	156,989	174,176	40,422	59,084	174,953	187,576	-	-
Units purchased	15,235	16,494	18,964	5,322	46,449	29,164	16,215	-
Units redeemed	(42,287)	(33,681)	(6,107)	(23,984)	(50,335)	(41,787)	(396)	-

Ending units	129,937	156,989	53,279	40,422	171,067	174,953	15,819	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PMVLDA		PVGIB		PVTIGB		PVTVB

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$8,048	-	1,008	1,642	(1,310)	5,833	(958)	(167)
Realized gain (loss) on investments	7,261	-	(7,476)	(26,388)	(190,014)	(15,704)	(1,222)	(2,398)
Change in unrealized gain (loss) on investments	(47,264)	-	19,983	(28,723)	248,181	(253,636)	172,708	(22,668)
Reinvested capital gains	61,353	-	-	18,045	-	60,435	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,398	-	13,515	(35,424)	56,857	(203,072)	170,528	(25,233)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	15,430	-	5,256	4,129	17,214	20,815	57,004	3,155
Transfers between funds	1,654,036	-	(436)	(21,155)	(53,828)	(28,434)	404,222	(4,440)
Surrenders (note 6)	(28,764)	-	(4,246)	-	(38,887)	(44,085)	(1,472)	(6,818)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(94,048)	-	12	(2,046)	(2,234)	8,290	(4,284)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,973)	-	(4,243)	(5,017)	(16,138)	(16,970)	(19,986)	(4,541)
Asset charges (note 3):
MSP contracts	(247)	-	-	-	-	-	(132)	(133)
SL contracts or LSFP contracts	-	-	-	-	(43)	(63)	(68)	(47)
Adjustments to maintain reserves	(201)	-	29	(76)	33	(91)	42	(104)

Net equity transactions	1,525,233	-	(3,628)	(24,165)	(93,883)	(60,538)	435,326	(12,928)

Net change in contract owners’ equity	1,554,631	-	9,887	(59,589)	(37,026)	(263,610)	605,854	(38,161)
Contract owners’ equity beginning of period	-	-	46,637	106,226	240,559	504,169	35,464	73,625

Contract owners’ equity end of period	$1,554,631	-	56,524	46,637	203,533	240,559	641,318	35,464

CHANGES IN UNITS:
Beginning units	-	-	4,977	6,898	19,161	22,396	3,901	5,100
Units purchased	155,769	-	783	424	1,581	2,669	42,183	515
Units redeemed	(14,580)	-	(1,086)	(2,345)	(7,665)	(5,904)	(2,186)	(1,714)

Ending units	141,189	-	4,674	4,977	13,077	19,161	43,898	3,901

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TRBCG2		TREI2		TRLT2		VWBF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(4,033)	(3,079)	12,637	22,229	33,492	34,081	91,843	273,928
Realized gain (loss) on investments	(102,921)	(62,852)	(176,347)	(113,773)	35,744	(6,980)	(55,525)	(117,440)
Change in unrealized gain (loss) on investments	411,120	(314,438)	404,989	(538,011)	38,155	(40,878)	108,778	(95,471)
Reinvested capital gains	-	-	-	42,804	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	304,166	(380,369)	241,279	(586,751)	107,391	(13,777)	145,096	61,017

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	33,016	38,009	45,948	66,890	11,824	173,789	85,438	108,224
Transfers between funds	249,640	256,809	201,782	149,358	(1,506,941)	997,833	(251,923)	207,377
Surrenders (note 6)	(26,624)	(19,950)	(60,005)	(116,663)	(9,750)	(666)	(161,620)	(188,823)
Death benefits (note 4)	-	-	-	(10,860)	-	-	(6,045)	(19,682)
Net policy repayments (loans) (note 5)	(2,907)	(12,084)	(19,004)	(16,082)	(3,803)	(961)	(2,195)	(67,490)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(30,403)	(25,118)	(66,288)	(62,595)	(63,957)	(51,840)	(172,892)	(154,769)
Asset charges (note 3):
MSP contracts	(158)	(280)	(45)	(68)	(141)	(115)	(1,073)	(1,904)
SL contracts or LSFP contracts	(55)	(62)	(140)	(362)	(158)	(144)	(191)	(297)
Adjustments to maintain reserves	60	(144)	29	(100)	135	(170)	190	(354)

Net equity transactions	222,569	237,180	102,277	9,518	(1,572,791)	1,117,726	(510,311)	(117,718)

Net change in contract owners’ equity	526,735	(143,189)	343,556	(577,233)	(1,465,400)	1,103,949	(365,215)	(56,701)
Contract owners’ equity beginning of period	526,514	669,703	937,459	1,514,692	1,500,896	396,947	3,183,784	3,240,485

Contract owners’ equity end of period	$1,053,249	526,514	1,281,015	937,459	35,496	1,500,896	2,818,569	3,183,784

CHANGES IN UNITS:
Beginning units	67,158	48,770	115,290	118,142	136,079	36,256	141,973	152,430
Units purchased	36,004	24,943	30,636	25,941	2,352	105,304	7,136	24,032
Units redeemed	(7,902)	(6,555)	(19,561)	(28,793)	(135,487)	(5,481)	(27,371)	(34,489)

Ending units	95,260	67,158	126,365	115,290	2,944	136,079	121,738	141,973

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VWEM		VWHA		WRASP		SVDF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(20,821)	(44,508)	(30,954)	(47,448)	(1,478)	-	(17,392)	(40,919)
Realized gain (loss) on investments	(2,812,387)	(766,696)	(823,411)	878,227	2,617	-	451,192	302,092
Change in unrealized gain (loss) on investments	6,703,119	(11,625,758)	4,897,070	(10,427,706)	66,440	-	584,502	(4,172,398)
Reinvested capital gains	364,335	4,614,460	45,887	2,230,752	11,582	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,234,246	(7,822,502)	4,088,592	(7,366,175)	79,161	-	1,018,302	(3,911,225)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	421,617	384,120	727,325	406,903	30,571	-	163,019	292,856
Transfers between funds	781,019	(1,656,316)	1,642,278	421,092	1,191,497	-	(5,065,427)	23,032
Surrenders (note 6)	(379,228)	(612,874)	(870,843)	(884,774)	(34,077)	-	(243,213)	(316,597)
Death benefits (note 4)	(4,815)	(14,697)	(42,652)	(124,529)	-	-	(5,178)	(12,879)
Net policy repayments (loans) (note 5)	(144,106)	(182,129)	(89,836)	(337,743)	2,359	-	43,149	(94,283)
Deductions for surrender charges (note 2d)	-	(3,545)	-	-	-	-	-	(62)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(334,971)	(330,611)	(455,133)	(494,629)	(13,324)	-	(193,327)	(315,059)
Asset charges (note 3):
MSP contracts	(3,064)	(3,464)	(4,568)	(7,192)	(131)	-	(816)	(2,051)
SL contracts or LSFP contracts	(2,288)	(4,557)	(1,261)	(2,137)	-	-	(274)	(362)
Adjustments to maintain reserves	658	(488)	225	(6,828)	7	-	551	(499)

Net equity transactions	334,822	(2,424,561)	905,535	(1,029,837)	1,176,902	-	(5,301,516)	(425,904)

Net change in contract owners’ equity	4,569,068	(10,247,063)	4,994,127	(8,396,012)	1,256,063	-	(4,283,214)	(4,337,129)
Contract owners’ equity beginning of period	3,879,432	14,126,495	7,354,615	15,750,627	-	-	4,684,292	9,021,421

Contract owners’ equity end of period	$8,448,500	3,879,432	12,348,742	7,354,615	1,256,063	-	401,078	4,684,292

CHANGES IN UNITS:
Beginning units	362,729	462,678	265,366	305,020	-	-	204,783	219,312
Units purchased	72,855	27,773	56,959	24,911	109,477	-	10,239	16,840
Units redeemed	(66,108)	(127,722)	(32,402)	(64,565)	(4,164)	-	(190,291)	(31,369)

Ending units	369,476	362,729	289,923	265,366	105,313	-	24,731	204,783

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SVOF		WFVSCG		WIEP		WVCP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(66,698)	338,413	(303)	-	39,730	69,809	7,725	6,743
Realized gain (loss) on investments	(8,320,287)	(1,054,048)	11,345	-	174,949	272,365	(200,469)	(3,387)
Change in unrealized gain (loss) on investments	13,359,229	(16,836,194)	11,001	-	302,922	(3,273,541)	291,127	(311,364)
Reinvested capital gains	-	5,761,705	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,972,244	(11,790,124)	22,043	-	517,601	(2,931,367)	98,383	(308,008)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	669,169	1,207,952	23,718	-	180,516	259,226	22,676	31,502
Transfers between funds	(18,461,490)	(968,586)	100,440	-	(4,291,976)	(294,235)	(418,701)	(51,220)
Surrenders (note 6)	(986,376)	(1,782,655)	(375)	-	(157,488)	(287,519)	(19,953)	(44,625)
Death benefits (note 4)	(188,066)	(124,210)	-	-	(12,773)	(8,170)	-	(1,506)
Net policy repayments (loans) (note 5)	221,411	(199,686)	(1,705)	-	50,774	(38,576)	9,815	16,835
Deductions for surrender charges (note 2d)	(3,871)	(562)	-	-	(285)	(2,332)	(7)	(25)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(807,764)	(1,324,857)	(2,638)	-	(187,843)	(311,117)	(25,726)	(26,272)
Asset charges (note 3):
MSP contracts	(2,606)	(6,041)	(2)	-	(1,481)	(3,692)	(178)	(284)
SL contracts or LSFP contracts	(2,205)	(3,544)	-	-	(869)	(2,329)	(247)	(497)
Adjustments to maintain reserves	162	(1,430)	1	-	(38,083)	(288)	2,937	(212)

Net equity transactions	(19,561,636)	(3,203,619)	119,439	-	(4,459,508)	(689,032)	(429,384)	(76,304)

Net change in contract owners’ equity	(14,589,392)	(14,993,743)	141,482	-	(3,941,907)	(3,620,399)	(331,001)	(384,312)
Contract owners’ equity beginning of period	16,581,833	31,575,576	-	-	3,941,907	7,562,306	331,360	715,672

Contract owners’ equity end of period	$1,992,441	16,581,833	141,482	-	-	3,941,907	359	331,360

CHANGES IN UNITS:
Beginning units	588,080	660,648	-	-	356,969	403,012	44,035	50,130
Units purchased	24,249	34,331	11,204	-	17,499	32,557	3,071	5,869
Units redeemed	(477,790)	(106,899)	(447)	-	(374,468)	(78,600)	(47,072)	(11,964)

Ending units	134,539	588,080	10,757	-	-	356,969	34	44,035

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SGRF

	2009	2008

Investment activity:
Net investment income (loss)	$(725)	(4,548)
Realized gain (loss) on investments	(289,267)	1,758
Change in unrealized gain (loss) on investments	299,926	(493,174)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,934	(495,964)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	11,166	48,533
Transfers between funds	(475,798)	(97,662)
Surrenders (note 6)	(22,839)	(156,351)
Death benefits (note 4)	-	(25,084)
Net policy repayments (loans) (note 5)	1,547	58,777
Deductions for surrender charges (note 2d)	-	(120)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,104)	(41,983)
Asset charges (note 3):
MSP contracts	(68)	(349)
SL contracts or LSFP contracts	(50)	(267)
Adjustments to maintain reserves	17	(74)

Net equity transactions	(498,129)	(214,580)

Net change in contract owners’ equity	(488,195)	(710,544)
Contract owners’ equity beginning of period	488,195	1,198,739

Contract owners’ equity end of period	$-	488,195

CHANGES IN UNITS:
Beginning units	126,290	166,784
Units purchased	4,489	15,503
Units redeemed	(130,779)	(55,997)

Ending units	-	126,290

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

(b) The Contracts

Prior to December 31, 1990, only contracts without a front-end sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Value Series - Initial Class (MVFIC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Global Utilities Fund - Class I (GVGU1)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Fund - Class I (TRF)

NVIT Global Financial Services Fund - Class I (GVGF1)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT Health Sciences Fund - Class I (GVGH1)

NVIT Health Sciences Fund - Class III (GVGHS)

NVIT International Index Fund - Class VI (GVIX6)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Leaders Fund - Class I (GVUS1)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Technology & Communications Fund - Class I (GGTC)

NVIT Technology & Communications Fund - Class III (GGTC3)

NVIT U.S. Growth Leaders Fund - Class I (GVUG1)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

Portfolios of the AIM Variable Insurance Funds

V.I. Basic Value Fund - Series I (AVBVI)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Development Fund - Series I (AVCDI)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

Portfolios of the American Century Variable Portfolios, Inc.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

VP Vista(SM) Fund - Class I (ACVVS1)

Portfolios of the Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Developing Leaders Portfolio - Initial Shares (DSC)

Growth and Income Portfolio - Initial Shares (DGI)

Portfolios of the Federated Insurance Series

Capital Appreciation Fund II - Primary Shares (FVCA2P)

Clover Value Fund II - Primary Shares (FALF)

Market Opportunity Fund II - Service Shares (FVMOS)

Quality Bond Fund II - Primary Shares (FQB)

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - High Income Portfolio - Initial Class R (FHIPR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Portfolios of the Neuberger Berman Advisers Management Trust

Balanced Portfolio - I Class Shares (AMBP)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds

Balanced Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

MidCap Fund/VA - Non-Service Shares (OVAG)

Portfolios of the PIMCO Variable Insurance Trust

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Portfolios of the Putnam Variable Trust

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

Limited-Term Bond Portfolio - II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

Z CLOSED FUNDS

International Equity Flex I Portfolio (obsolete) (WIEP)*

International Equity Flex II Portfolio (obsolete) (WVCP)*

*	At December 31, 2009, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and assets charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premiums

For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. For flexible premium contracts, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium. On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter. The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2009 and 2008, total front-end sales charge deductions were $2,314,954 and $2,621,205, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

(c) Administrative Charges

An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

Contracts issued prior to April 16, 1990:

Purchase payments totaling less than $25,000 – $10/month

Purchase payments totaling $25,000 or more – none

Contracts issued on or after April 16, 1990:

Purchase payments totaling less than $25,000 – $90/year ($65/year in New York)

Purchase payments totaling $25,000 or more – $50/year

For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (not to exceed $7.50 per month). For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge when the policy’s Specified Amount is increased. The charge is equal $2.04 per year per $1,000 of the Specified Amount increase.

For modified single premium contracts, the Company deducts a monthly administrative charge equal to an annualized rate of 0.30% multiplied by the policy’s cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annualized rate of 0.15% of the policy’s cash value. The monthly charge is subject to a $10 minimum.

For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the per policy charge and the per $1,000 basic coverage charge. For policy years one through ten the per policy charge is $10. Additionally, there is a $0.04 per $1,000 basic coverage charge (not less than $20 or more than $80 per policy per year). For policy years eleven and after, the per policy charge is $5. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10 or more than $40 per policy per year).

(d) Surrender Charges

Policy surrenders result in a withdrawal of contract value from the Account and payment of the surrender proceeds to the policy owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

For single premium contracts, the charge is a percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines a Specified Amount each year. After the ninth year, the charge is 0%. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines a Specified Amount each year. After the ninth year, the charge is 0%. However, if a policy’s Specified Amount increases, the amount of the increase will have a nine-year surrender charge period.

For multiple payment contracts, last survivor flexible premium contract and flexible premium contracts, the amount charged is based upon a specified percentage of the initial Specified Amount and varies by issue age, sex and rate class. The charge is reduced at certain time intervals, and declines a Specified Amount each year. After the ninth year for flexible premium contracts and after the tenth year for multiple payment and last survivor contracts, the charge is 0%. However, if a policy’s Specified Amount increases, the amount of the increase will have the same nine-year surrender charge period.

For modified single premium contracts, the amount charged is based on a percentage of the original premium payment. The charge is 10% of the initial premium payment and declines a Specified Amount each year to 0% after the end of the ninth year.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

The charges above are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For modified single premium contracts (MSP), the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium contracts and last survivor flexible premium contracts (LSFP), the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. This charge is assessed monthly by liquidating units.

For single premium contracts issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment contracts, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life contracts, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.

The following table provides mortality and expense risk charges by contract type for those charges that are assessed through a reduction in the unit value for the period ended December 31, 2009:

	Total	MLVGA2	CSIEF3	WSCP	JABS

Single Premium issue prior to April 16, 1990	$3,559	-	-	-	-
Single Premium issue after to April 16, 1990	447,094	-	16	2,699	-
Multiples Payment and Flexible Premium contracts	2,697,675	1,358	10	27,151	3,521
Variable Executive Life	10,083	-	-	56	-

Total	3,158,411	1,358	26	29,906	3,521

	JACAS	JAGTS	JARLCS	JAIGS2	JAIGS

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	3,151	1,076	-	-	5,588
Multiples Payment and Flexible Premium contracts	17,594	3,834	256	22,622	7,549
Variable Executive Life	27	29	-	82	24

Total	20,772	4,939	256	22,704	13,161

	MIGIC	MVFIC	MSVFI	MSEM	MSVRE

Single Premium issue prior to April 16, 1990	-	-	-	113	-
Single Premium issue after to April 16, 1990	-	-	-	2,205	5,939
Multiples Payment and Flexible Premium contracts	947	6,938	2,026	7,080	18,876
Variable Executive Life	-	-	46	-	80

Total	947	6,938	2,072	9,398	24,895

	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiples Payment and Flexible Premium contracts	63	15	4,736	6,563	6,344
Variable Executive Life	-	-	-	-	-

Total	63	15	4,736	6,563	6,344

	GVAGR2	GVAGI2	HIBF	HIBF3	GEM

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	5,498
Multiples Payment and Flexible Premium contracts	7,179	3,301	406	10,041	3,963
Variable Executive Life	17	-	-	17	-

Total	7,196	3,301	406	10,058	9,461

	GEM3	GVGU1	GIG	GIG3	GEF3

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	2,114	1,778	-	-
Multiples Payment and Flexible Premium contracts	13,835	2,726	3,554	7,600	82
Variable Executive Life	15	-	27	53	-

Total	13,850	4,840	5,359	7,653	82

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiples Payment and Flexible Premium contracts	27,560	48	472	889	1,121
Variable Executive Life	117	-	-	-	-

Total	27,677	48	472	889	1,121

	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	174
Multiples Payment and Flexible Premium contracts	477	3,128	914	870	239
Variable Executive Life	-	-	-	-	-

Total	477	3,128	914	870	413

	NVLCP1	TRF	GVGF1	GBF	CAF

Single Premium issue prior to April 16, 1990	-	92	-	197	-
Single Premium issue after to April 16, 1990	-	9,920	970	32,253	1,668
Multiples Payment and Flexible Premium contracts	35	235,213	1,764	49,922	59,105
Variable Executive Life	-	590	-	4	102

Total	35	245,815	2,734	82,376	60,875

	GVGH1	GVGHS	GVIX6	GVIDA	NVDBL2

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	1,247	-	-	2,843	-
Multiples Payment and Flexible Premium contracts	462	2,288	1,248	10,930	21
Variable Executive Life	-	-	-	-	-

Total	1,709	2,288	1,248	13,773	21

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	243	1,954	4,091	3,513
Multiples Payment and Flexible Premium contracts	60	5,255	19,356	23,445	14,080
Variable Executive Life	-	-	-	54	-

Total	60	5,498	21,310	27,590	17,593

	GVUS1	MCIF	SAM	NVMIG3	GVDIVI

Single Premium issue prior to April 16, 1990	-	-	483	-	-
Single Premium issue after to April 16, 1990	123	2,915	46,605	-	-
Multiples Payment and Flexible Premium contracts	1,055	18,284	107,307	11,019	1,453
Variable Executive Life	-	36	1,376	-	-

Total	1,178	21,235	155,771	11,019	1,453

	GVDIV3	NVMLG1	NVMLV1	NVMMG1	NVMMV2

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	321	-
Multiples Payment and Flexible Premium contracts	4,242	651	1,085	56,028	40,462
Variable Executive Life	-	8	3	105	25

Total	4,242	659	1,088	56,454	40,487

	SCGF	SCVF	SCF	MSBF	NVSTB2

Single Premium issue prior to April 16, 1990	-	123	89	-	-
Single Premium issue after to April 16, 1990	713	3,269	3,140	1,981	-
Multiples Payment and Flexible Premium contracts	3,459	17,864	72,767	5,032	4,402
Variable Executive Life	15	43	685	-	-

Total	4,187	21,299	76,681	7,013	4,402

	GGTC	GGTC3	GVUG1	NVOLG1	NVTIV3

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	1,216	-	199	18	-
Multiples Payment and Flexible Premium contracts	858	1,596	2,231	8	12
Variable Executive Life	-	-	-	-	-

Total	2,074	1,596	2,430	26	12

	EIF	NVRE1	AMTB	AVBVI	AVCA

Single Premium issue prior to April 16, 1990	-	-	72	-	-
Single Premium issue after to April 16, 1990	-	3	4,365	-	-
Multiples Payment and Flexible Premium contracts	2,509	15,049	8,623	701	306
Variable Executive Life	-	67	70	3	-

Total	2,509	15,119	13,130	704	306

	AVCDI	ALVGIA	ALVSVA	ACVB	ACVCA

Single Premium issue prior to April 16, 1990	-	-	-	-	91
Single Premium issue after to April 16, 1990	-	-	-	5,687	9,746
Multiples Payment and Flexible Premium contracts	903	1,866	2,687	16,103	29,996
Variable Executive Life	-	-	-	-	92

Total	903	1,866	2,687	21,790	39,925

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	ACVIG	ACVIP2	ACVI	ACVI3	ACVMV1

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	600	-	4,267	-	-
Multiples Payment and Flexible Premium contracts	7,120	6,419	9,669	6,015	4,195
Variable Executive Life	55	260	-	-	-

Total	7,775	6,679	13,936	6,015	4,195

	ACVU1	ACVV	ACVVS1	DVSCS	DSIF

Single Premium issue prior to April 16, 1990	-	-	-	-	116
Single Premium issue after to April 16, 1990	177	6,128	-	1,443	19,713
Multiples Payment and Flexible Premium contracts	805	27,791	2,307	3,647	170,221
Variable Executive Life	10	158	-	-	674

Total	992	34,077	2,307	5,090	190,724

	DSRG	DCAP	DSC	DGI	FVCA2P

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	941	6,228	-	1,028	-
Multiples Payment and Flexible Premium contracts	30,372	12,999	652	5,020	526
Variable Executive Life	-	-	-	14	-

Total	31,313	19,227	652	6,062	526

	FALF	FVMOS	FQB	FEIP	FHIP

Single Premium issue prior to April 16, 1990	-	-	-	501	219
Single Premium issue after to April 16, 1990	-	-	5,005	33,468	16,966
Multiples Payment and Flexible Premium contracts	230	1,508	5,340	173,141	46,518
Variable Executive Life	-	-	2	1,042	225

Total	230	1,508	10,347	208,152	63,928

	FAMP	FCP	FNRS2	FF10S	FF20S

Single Premium issue prior to April 16, 1990	172	-	-	-	-
Single Premium issue after to April 16, 1990	19,266	27,547	-	-	-
Multiples Payment and Flexible Premium contracts	60,038	180,283	17,547	2,072	3,511
Variable Executive Life	93	649	56	-	-

Total	79,569	208,479	17,603	2,072	3,511

	FF30S	FGOP	FGP	FHIPR	FIGBS

Single Premium issue prior to April 16, 1990	-	41	510	-	-
Single Premium issue after to April 16, 1990	-	533	34,293	-	-
Multiples Payment and Flexible Premium contracts	3,177	9,441	221,364	13,471	17,976
Variable Executive Life	-	-	1,293	47	26

Total	3,177	10,015	257,460	13,518	18,002

	FMCS	FOP	FOSR	FVSS	FTVIS2

Single Premium issue prior to April 16, 1990	-	217	-	-	-
Single Premium issue after to April 16, 1990	-	11,111	-	917	-
Multiples Payment and Flexible Premium contracts	33,409	31,002	19,948	3,257	3,734
Variable Executive Life	63	25	34	-	-

Total	33,472	42,355	19,982	4,174	3,734

	FTVRDI	FTVSVI	FTVDM3	TIF	TIF3

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiples Payment and Flexible Premium contracts	12,608	11,646	6,227	1,589	5,420
Variable Executive Life	-	-	28	-	-

Total	12,608	11,646	6,255	1,589	5,420

	FTVGI3	FTVFA2	AMBP	AMTG	AMGP

Single Premium issue prior to April 16, 1990	-	-	-	308	-
Single Premium issue after to April 16, 1990	-	-	-	7,295	362
Multiples Payment and Flexible Premium contracts	12,085	78	687	29,589	2,790
Variable Executive Life	181	2	-	49	-

Total	12,266	80	687	37,241	3,152

	AMINS	AMMCGS	AMTP	AMRS	AMFAS

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	6,355	-	-
Multiples Payment and Flexible Premium contracts	574	942	32,501	299	402
Variable Executive Life	-	-	109	-	16

Total	574	942	38,965	299	418

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	AMSRS	OVMS	OVGR	OVB	OVGS3

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	8,944	3,993	3,996	-
Multiples Payment and Flexible Premium contracts	1,379	27,860	26,686	20,691	30,873
Variable Executive Life	-	7	16	-	222

Total	1,379	36,811	30,695	24,687	31,095

	OVGS	OVHI3	OVHI	OVGI	OVSC

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	10,646	-	-	257	-
Multiples Payment and Flexible Premium contracts	71,110	524	252	4,114	3,595
Variable Executive Life	428	-	-	-	-

Total	82,184	524	252	4,371	3,595

	OVAG	PMVFBA	PMVLDA	PVGIB	PVTIGB

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	345	-	-	-	-
Multiples Payment and Flexible Premium contracts	3,547	270	1,831	297	1,310
Variable Executive Life	-	-	-	-	-

Total	3,892	270	1,831	297	1,310

	PVTVB	TRBCG2	TREI2	TRLT2	VWBF

Single Premium issue prior to April 16, 1990	-	-	-	-	124
Single Premium issue after to April 16, 1990	-	-	-	-	7,116
Multiples Payment and Flexible Premium contracts	1,667	3,993	5,241	5,795	11,045
Variable Executive Life	28	40	-	-	73

Total	1,695	4,033	5,241	5,795	18,358

	VWEM	VWHA	WRASP	SVDF	SVOF

Single Premium issue prior to April 16, 1990	-	-	-	-	91
Single Premium issue after to April 16, 1990	5,635	15,637	-	2,672	12,093
Multiples Payment and Flexible Premium contracts	24,136	38,355	1,907	14,720	54,511
Variable Executive Life	62	102	-	-	3

Total	29,833	54,094	1,907	17,392	66,698

	WFVSCG	WIEP	WVCP	SGRF

Single Premium issue prior to April 16, 1990	-	-	-	-
Single Premium issue after to April 16, 1990	-	2,380	332	164
Multiples Payment and Flexible Premium contracts	246	9,932	1,435	561
Variable Executive Life	57	50	16	-

Total	303	12,362	1,783	725

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy’s cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance of the policy anniversary date. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2009 and 2008, total transfers into the Account from the fixed account were $28,174,896 and $24,207,234, respectively, and total transfers from the Account to the fixed account were $28,764,656 and $31,489,904, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$647,758,161	0	$647,758,161

Net Accounts Payable of $16,934 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)	$1,202,439	$185,529
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)	1,951,321	937,752
U.S. Equity Flex I Portfolio (WSCP)	177,677	846,867
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	869,487	416,446
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	2,098,987	1,370,753
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	812,816	350,096
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)	19,101	154,941
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	1,588,241	1,464,071
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	1,687,285	1,541,578
Investors Growth Stock Series - Initial Class (MIGIC)	57,638	16,662
Value Series - Initial Class (MVFIC)	405,924	814,581
Core Plus Fixed Income Portfolio - Class I (MSVFI)	45,976	691,641
Emerging Markets Debt Portfolio - Class I (MSEM)	1,302,394	1,586,012
U.S. Real Estate Portfolio - Class I (MSVRE)	493,086	18,412,277
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	34,153	319
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)	10,869	654
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	17,310	841
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	274,946	432,363
American Funds NVIT Bond Fund - Class II (GVABD2)	368,978	208,623
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	788,587	870,480
American Funds NVIT Growth Fund - Class II (GVAGR2)	619,575	423,929
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	152,430	103,594
Federated NVIT High Income Bond Fund - Class I (HIBF)	13,060	10,360
Federated NVIT High Income Bond Fund - Class III (HIBF3)	3,921,357	1,796,696
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	944,107	1,143,409
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	688,250	3,248,155
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)	146,927	810,419
Gartmore NVIT International Equity Fund - Class I (GIG)	157,730	651,191
Gartmore NVIT International Equity Fund - Class III (GIG3)	3,924,462	503,112
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	69,585	169
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	13,377,532	1,257,356
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	30,747	1,690
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	53,063	112,587
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	122,589	21,355
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	140,727	57,556
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	160,473	65,359
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	453,674	96,855
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	91,844	30,799
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	378,796	20,125
NVIT Core Bond Fund - Class I (NVCBD1)	291,410	167,592
NVIT Core Plus Bond Fund - Class I (NVLCP1)	27,004	7,581
NVIT Fund - Class I (TRF)	739,566	12,532,832
NVIT Global Financial Services Fund - Class I (GVGF1)	260,048	456,813
NVIT Government Bond Fund - Class I (GBF)	1,926,169	5,431,118
NVIT Growth Fund - Class I (CAF)	189,657	1,954,463
NVIT Health Sciences Fund - Class I (GVGH1)	72,613	379,784

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

NVIT Health Sciences Fund - Class III (GVGHS)	169,266	512,508
NVIT International Index Fund - Class VI (GVIX6)	327,742	197,751
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	1,002,999	2,603,759
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	42,524	87
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	19,967	2,409
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	629,285	373,143
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	674,022	1,075,612
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	685,419	1,310,081
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	408,439	508,653
NVIT Leaders Fund - Class I (GVUS1)	27,721	490,324
NVIT Mid Cap Index Fund - Class I (MCIF)	1,114,090	1,815,269
NVIT Money Market Fund - Class I (SAM)	11,344,718	24,437,329
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	5,525,859	767,293
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	5,890	77,296
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	223,173	613,215
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	339,555	61,308
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	423,253	109,409
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	24,805,073	1,470,790
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	18,518,129	1,337,298
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	234,639	848,559
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	165,264	1,975,509
NVIT Multi-Manager Small Company Fund - Class I (SCF)	605,847	4,384,146
NVIT Multi-Sector Bond Fund - Class I (MSBF)	1,454,278	1,220,838
NVIT Short Term Bond Fund - Class II (NVSTB2)	2,662,830	695,176
NVIT Technology & Communications Fund - Class I (GGTC)	311,617	367,099
NVIT Technology & Communications Fund - Class III (GGTC3)	282,168	330,212
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)	74,299	426,216
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	30,634	24,767
Templeton NVIT International Value Fund - Class III (NVTIV3)	12,352	100
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	44,512	143,933
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	7,284,817	620,811
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	976,278	1,311,229
V.I. Basic Value Fund - Series I (AVBVI)	215,489	771,215
V.I. Capital Appreciation Fund - Series I (AVCA)	21,271	34,463
V.I. Capital Development Fund - Series I (AVCDI)	63,521	148,930
VPS Growth and Income Portfolio - Class A (ALVGIA)	136,765	609,852
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	192,868	390,348
VP Balanced Fund - Class I (ACVB)	479,254	1,062,260
VP Capital Appreciation Fund - Class I (ACVCA)	375,831	10,352,276
VP Income & Growth Fund - Class I (ACVIG)	143,755	602,184
VP Inflation Protection Fund - Class II (ACVIP2)	1,076,128	854,577
VP International Fund - Class I (ACVI)	143,567	4,122,000
VP International Fund - Class III (ACVI3)	180,576	3,317,563
VP Mid Cap Value Fund - Class I (ACVMV1)	281,631	395,956
VP Ultra(R) Fund - Class I (ACVU1)	22,847	489,862
VP Value Fund - Class I (ACVV)	650,366	2,473,584
VP Vista(SM) Fund - Class I (ACVVS1)	48,871	1,753,138
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	546,148	558,440
Stock Index Fund, Inc. - Initial Shares (DSIF)	4,630,017	8,784,256
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	120,210	1,333,631
Appreciation Portfolio - Initial Shares (DCAP)	756,695	828,230
Developing Leaders Portfolio - Initial Shares (DSC)	59,106	175,915
Growth and Income Portfolio - Initial Shares (DGI)	34,342	273,131
Capital Appreciation Fund II - Primary Shares (FVCA2P)	149,100	134,852
Clover Value Fund II - Primary Shares (FALF)	4,583	120,322
Market Opportunity Fund II - Service Shares (FVMOS)	277,866	224,084
Quality Bond Fund II - Primary Shares (FQB)	1,471,356	957,807
Equity-Income Portfolio - Initial Class (FEIP)	1,083,794	10,329,629
High Income Portfolio - Initial Class (FHIP)	1,606,272	3,854,714
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	477,828	3,629,281
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	1,167,955	11,557,028
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	932,696	1,737,061
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	154,927	571,372
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	130,328	345,406
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	94,910	77,373
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	185,340	679,713
VIP Fund - Growth Portfolio - Initial Class (FGP)	463,063	10,995,466
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)	1,643,554	1,149,464
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	2,024,011	999,266
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	1,074,302	2,426,936
VIP Fund - Overseas Portfolio - Initial Class (FOP)	191,744	1,212,500
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	759,113	1,174,408
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	537,528	647,368
Franklin Income Securities Fund - Class 2 (FTVIS2)	427,569	423,926
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	290,043	1,392,109
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	529,380	776,930
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	709,420	834,739
Templeton Foreign Securities Fund - Class 1 (TIF)	27,733	206,304
Templeton Foreign Securities Fund - Class 3 (TIF3)	310,883	1,293,553
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	975,335	1,260,415
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	31,198	13,860
Balanced Portfolio - I Class Shares (AMBP)	17,447	269,635
Growth Portfolio - I Class Shares (AMTG)	123,878	7,885,229

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

Guardian Portfolio - I Class Shares (AMGP)		91,942	1,272,624
International Portfolio - S Class Shares (AMINS)		6,479	361,163
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)		31,158	557,829
Partners Portfolio- I Class Shares (AMTP)		587,536	22,739,197
Regency Portfolio - S Class Shares (AMRS)		5,477	239,805
Small-Cap Growth Portfolio - S Class Shares (AMFAS)		19,506	61,713
Socially Responsive Portfolio - I Class Shares (AMSRS)		35,072	80,160
Balanced Fund/VA - Non-Service Shares (OVMS)		74,473	1,899,523
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)		223,293	844,262
Core Bond Fund/VA - Non-Service Shares (OVB)		267,646	2,262,125
Global Securities Fund/VA - Class 3 (OVGS3)		1,043,865	1,045,587
Global Securities Fund/VA - Non-Service Shares (OVGS)		722,568	3,739,958
High Income Fund/VA - Class 3 (OVHI3)		152,115	179,845
High Income Fund/VA - Non-Service Shares (OVHI)		3,128	61,426
Main Street Fund(R)/VA - Non-Service Shares (OVGI)		238,599	556,557
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)		357,001	304,080
MidCap Fund/VA - Non-Service Shares (OVAG)		98,393	186,271
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)		275,288	93,995
Low Duration Portfolio - Administrative Class (PMVLDA)		1,757,796	155,699
Putnam VT Growth and Income Fund - IB Shares (PVGIB)		4,353	14,477
Putnam VT International Equity Fund - IB Shares (PVTIGB)		144,403	429,645
Putnam VT Voyager Fund - IB Shares (PVTVB)		508,096	74,992
Blue Chip Growth Portfolio - II (TRBCG2)		434,663	319,109
Equity Income Portfolio - II (TREI2)		332,741	394,220
Limited-Term Bond Portfolio - II (TRLT2)		880,334	2,384,009
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)		487,827	961,979
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)		2,520,252	4,655,044
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)		3,672,439	3,575,729
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)		1,268,004	78,389
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)		55,476	4,923,818
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)		197,637	28,147,107
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)		189,082	58,601
International Equity Flex I Portfolio (obsolete) (WIEP)		112,461	4,357,419
International Equity Flex II Portfolio (obsolete) (WVCP)		63,413	685,982
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)		84,510	872,651

	Total	$168,586,709	$306,787,065

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contract as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2009.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2009	0.00%	11,131	$12.182592	$135,604	2.53%	21.83%	5/1/2009
2009	0.50%	65,483	12.142000	795,095	2.53%	21.42%	5/1/2009
2009	0.80%	9,208	12.117715	111,580	2.53%	21.18%	5/1/2009
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
2009	0.00%	36,441	10.108851	368,377	0.00%	1.09%	12/11/2009
2009	0.50%	23,959	10.106089	242,132	0.00%	1.06%	12/11/2009
2009	0.80%	6,772	10.104432	68,427	0.00%	1.04%	12/11/2009
2009	1.00%	30,169	10.103328	304,807	0.00%	1.03%	12/11/2009
U.S. Equity Flex I Portfolio (WSCP)
2009	0.00%	48,415	11.560237	559,689	1.14%	24.67%
2009	0.50%	261,548	15.402040	4,028,373	1.14%	24.04%
2009	0.80%	91,575	14.925949	1,366,844	1.14%	23.67%
2009	1.00%	50,084	5.847611	292,872	1.14%	23.43%
2008	0.00%	85,320	9.272942	791,167	0.08%	-34.60%
2008	0.50%	271,597	12.416573	3,372,304	0.08%	-34.92%
2008	0.80%	107,043	12.068936	1,291,895	0.08%	-35.12%
2008	1.00%	58,869	4.737770	278,908	0.08%	-35.25%
2007	0.00%	94,682	14.178269	1,342,427	0.00%	-0.83%
2007	0.50%	277,018	19.080287	5,285,583	0.00%	-1.33%
2007	0.80%	153,520	18.601963	2,855,773	0.00%	-1.63%
2007	1.00%	65,396	7.317026	478,504	0.00%	-1.83%
2006	0.00%	104,538	14.297420	1,494,624	0.00%	4.77%
2006	0.50%	219,292	19.337639	4,240,590	0.00%	4.25%
2006	0.80%	270,450	18.909841	5,114,166	0.00%	3.94%
2006	1.00%	51,800	7.453113	386,071	0.00%	3.73%
2006	1.30%	7,148	17.853550	127,617	0.00%	3.42%
2005	0.00%	127,936	13.646704	1,745,905	0.00%	-2.68%
2005	0.50%	125,444	18.549847	2,326,967	0.00%	-3.16%
2005	0.80%	443,896	18.193863	8,076,183	0.00%	-3.45%
2005	1.00%	41,474	7.185242	298,001	0.00%	-3.65%
2005	1.30%	18,546	17.263500	320,169	0.00%	-3.93%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2009	0.00%	4,468	16.508530	73,760	2.97%	25.58%
2009	0.50%	59,924	15.967283	956,823	2.97%	24.96%
2009	0.80%	4,174	15.651080	65,328	2.97%	24.58%
2008	0.00%	1,888	13.145664	24,819	2.61%	-16.06%
2008	0.50%	29,964	12.778352	382,891	2.61%	-16.48%
2008	0.80%	3,187	12.562910	40,038	2.61%	-16.73%
2007	0.00%	624	15.660699	9,772	1.92%	10.29%
2007	0.50%	13,348	15.299488	204,218	1.92%	9.73%
2007	0.80%	3,168	15.086774	47,795	1.92%	9.40%
2006	0.00%	4,932	14.199918	70,034	1.96%	10.41%
2006	0.50%	9,396	13.942298	131,002	1.96%	9.87%
2006	0.80%	5,148	13.789981	70,991	1.96%	9.54%
2005	0.00%	5,050	12.860543	64,946	2.56%	7.66%
2005	0.50%	1,282	12.690331	16,269	2.56%	7.13%
2005	0.80%	11,204	12.589281	141,050	2.56%	6.81%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2009	0.00%	75,049	10.091229	757,337	0.01%	46.01%
2009	0.50%	369,606	9.614858	3,553,709	0.01%	45.29%
2009	0.80%	66,045	9.339933	616,856	0.01%	44.85%
2009	1.00%	57,975	9.566552	554,621	0.01%	44.56%
2008	0.00%	66,848	6.911095	461,993	0.01%	-44.31%
2008	0.50%	285,769	6.617843	1,891,174	0.01%	-44.59%
2008	0.80%	70,867	6.447916	456,944	0.01%	-44.75%
2008	1.00%	25,926	6.617584	171,567	0.01%	-44.86%
2007	0.00%	51,646	12.409688	640,911	0.19%	36.63%
2007	0.50%	198,870	11.942871	2,375,079	0.19%	35.95%
2007	0.80%	84,802	11.671311	989,751	0.19%	35.54%
2007	1.00%	22,756	12.002478	273,128	0.19%	35.27%
2006	0.00%	29,426	9.082400	267,259	0.14%	9.12%
2006	0.50%	81,402	8.784776	715,098	0.14%	8.57%
2006	0.80%	164,548	8.610938	1,416,913	0.14%	8.25%
2006	1.00%	9,930	8.873089	88,110	0.14%	8.03%
2005	0.00%	51,138	8.323593	425,652	0.01%	12.56%
2005	0.50%	44,888	8.091082	363,192	0.01%	12.00%
2005	0.80%	225,546	7.954734	1,794,158	0.01%	11.66%
2005	1.00%	8,522	8.213276	69,994	0.01%	11.44%
2005	1.30%	1,398	7.732522	10,810	0.01%	11.11%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

,	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2009	0.00%	72,366	$4.757691	$344,295	0.00%	56.90%
2009	0.50%	214,031	4.532982	970,199	0.00%	56.11%
2009	0.80%	27,209	4.403280	119,809	0.00%	55.65%
2009	1.00%	41,272	4.527754	186,869	0.00%	55.34%
2008	0.00%	53,775	3.032378	163,066	0.09%	-43.97%
2008	0.50%	125,263	2.903630	363,717	0.09%	-44.25%
2008	0.80%	36,446	2.829026	103,107	0.09%	-44.42%
2008	1.00%	14,544	2.914815	42,393	0.09%	-44.53%
2007	0.00%	53,308	5.412137	288,510	0.37%	21.70%
2007	0.50%	126,802	5.208409	660,437	0.37%	21.09%
2007	0.80%	63,600	5.089898	323,718	0.37%	20.72%
2007	1.00%	21,732	5.254782	114,197	0.37%	20.48%
2006	0.00%	47,252	4.447186	210,138	0.00%	7.83%
2006	0.50%	75,318	4.301344	323,969	0.00%	7.29%
2006	0.80%	109,934	4.216170	463,500	0.00%	6.97%
2006	1.00%	17,218	4.361506	75,096	0.00%	6.76%
2005	0.00%	48,024	4.124323	198,066	0.00%	11.55%
2005	0.50%	36,250	4.009018	145,327	0.00%	10.99%
2005	0.80%	195,006	3.941403	768,597	0.00%	10.66%
2005	1.00%	17,522	4.085406	71,584	0.00%	10.44%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2009	0.00%	831	14.723271	12,235	0.97%	22.55%
2008	0.00%	975	12.013653	11,713	0.70%	-36.24%
2008	0.50%	5,976	11.677947	69,787	0.70%	-36.56%
2008	0.80%	1,353	11.481055	15,534	0.70%	-36.75%
2007	0.00%	848	18.842190	15,978	0.36%	6.13%
2007	0.50%	5,388	18.407712	99,181	0.36%	5.60%
2007	0.80%	1,936	18.151877	35,142	0.36%	5.28%
2006	0.00%	2,146	17.753498	38,099	0.10%	10.77%
2006	0.50%	5,540	17.431528	96,571	0.10%	10.22%
2006	0.80%	3,660	17.241178	63,103	0.10%	9.89%
2005	0.00%	1,406	16.027544	22,535	1.43%	10.91%
2005	0.50%	3,292	15.815517	52,065	1.43%	10.36%
2005	0.80%	11,304	15.689665	177,356	1.43%	10.03%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2009	0.00%	13,452	12.746144	171,461	0.43%	79.07%
2009	0.50%	382,278	12.514261	4,783,927	0.43%	78.18%
2009	0.80%	69,416	12.377175	859,174	0.43%	77.65%
2008	0.00%	13,505	7.117893	96,127	2.89%	-52.21%
2008	0.50%	335,798	7.023415	2,358,449	2.89%	-52.45%
2008	0.80%	67,272	6.967336	468,707	2.89%	-52.59%
2007	0.00%	20,534	14.893765	305,829	0.50%	28.07%
2007	0.50%	326,560	14.770042	4,823,305	0.50%	27.43%
2007	0.80%	79,558	14.696304	1,169,209	0.50%	27.05%
2006	0.00%	26,134	11.629148	303,916	1.97%	16.29%	5/1/2006
2006	0.50%	121,018	11.590627	1,402,674	1.97%	15.91%	5/1/2006
2006	0.80%	102,986	11.567583	1,191,299	1.97%	15.68%	5/1/2006

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2009	0.00%	45,724	$15.292392	$699,229	0.41%	79.07%
2009	0.50%	85,296	14.570522	1,242,807	0.41%	78.18%
2009	0.80%	21,214	14.153914	300,261	0.41%	77.65%
2009	1.00%	100,674	15.268085	1,537,099	0.41%	77.29%
2008	0.00%	64,411	8.539839	550,060	2.75%	-52.23%
2008	0.50%	100,327	8.177488	820,423	2.75%	-52.47%
2008	0.80%	34,313	7.967521	273,390	2.75%	-52.61%
2008	1.00%	33,535	8.611907	288,800	2.75%	-52.71%
2007	0.00%	65,132	17.876194	1,164,312	0.43%	28.02%
2007	0.50%	103,560	17.203858	1,781,632	0.43%	27.38%
2007	0.80%	63,014	16.812702	1,059,436	0.43%	26.99%
2007	1.00%	47,972	18.208982	873,521	0.43%	26.74%
2006	0.00%	53,060	13.963792	740,919	1.92%	46.63%
2006	0.50%	107,512	13.506291	1,452,088	1.92%	45.90%
2006	0.80%	110,056	13.239048	1,457,037	1.92%	45.46%
2006	1.00%	109,880	14.367390	1,578,689	1.92%	45.17%
2005	0.00%	38,214	9.523236	363,921	1.14%	31.94%
2005	0.50%	62,034	9.257232	574,263	1.14%	31.28%
2005	0.80%	171,522	9.101228	1,561,061	1.14%	30.89%
2005	1.00%	35,600	9.896611	352,319	1.14%	30.63%
2005	1.30%	5,076	8.846998	44,907	1.14%	30.24%
Investors Growth Stock Series - Initial Class (MIGIC)
2009	0.00%	844	13.963862	11,785	0.67%	39.55%
2009	0.50%	15,623	13.505951	211,003	0.67%	38.86%
2009	0.80%	2,002	13.238396	26,503	0.67%	38.44%
2008	0.00%	784	10.006089	7,845	0.56%	-36.87%
2008	0.50%	10,324	9.726449	100,416	0.56%	-37.19%
2008	0.80%	4,133	9.562409	39,521	0.56%	-37.38%
2007	0.00%	760	15.850552	12,046	0.34%	11.36%
2007	0.50%	10,876	15.485007	168,415	0.34%	10.80%
2007	0.80%	3,892	15.269711	59,430	0.34%	10.47%
2006	0.00%	804	14.233850	11,444	0.00%	7.58%
2006	0.50%	9,652	13.975658	134,893	0.00%	7.04%
2006	0.80%	9,996	13.822967	138,174	0.00%	6.72%
2005	0.00%	704	13.231476	9,315	0.38%	4.49%
2005	0.50%	9,568	13.056404	124,924	0.38%	3.97%
2005	0.80%	13,712	12.952455	177,604	0.38%	3.66%
Value Series - Initial Class (MVFIC)
2009	0.00%	9,300	16.390924	152,436	1.34%	22.71%
2009	0.50%	85,805	15.853449	1,360,305	1.34%	22.10%
2009	0.80%	8,888	15.539458	138,115	1.34%	21.74%
2008	0.00%	10,025	13.356934	133,903	0.99%	-32.58%
2008	0.50%	98,196	12.983695	1,274,947	0.99%	-32.92%
2008	0.80%	8,253	12.764787	105,348	0.99%	-33.12%
2007	0.00%	9,498	19.812092	188,175	0.91%	7.91%
2007	0.50%	49,510	19.355242	958,278	0.91%	7.37%
2007	0.80%	9,924	19.086229	189,412	0.91%	7.04%
2006	0.00%	6,766	18.360218	124,225	0.80%	20.84%
2006	0.50%	22,532	18.027234	406,190	0.80%	20.24%
2006	0.80%	23,056	17.830357	411,097	0.80%	19.88%
2005	0.00%	2,450	15.193770	37,225	0.65%	6.66%
2005	0.50%	8,422	14.992740	126,269	0.65%	6.13%
2005	0.80%	12,536	14.873414	186,453	0.65%	5.81%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2009	0.00%	1,129	11.987667	13,534	4.15%	9.64%
2009	0.50%	14,932	11.594606	173,131	4.15%	9.10%
2009	0.80%	2,681	11.364963	30,469	4.15%	8.77%
2008	0.00%	6,559	10.933218	71,711	4.73%	-10.20%
2008	0.50%	60,672	10.627725	644,805	4.73%	-10.65%
2008	0.80%	4,469	10.448514	46,694	4.73%	-10.92%
2007	0.00%	1,932	12.175696	23,523	3.05%	5.45%
2007	0.50%	34,752	11.894818	413,369	3.05%	4.92%
2007	0.80%	10,704	11.729400	125,551	3.05%	4.61%
2006	0.00%	1,480	11.546094	17,088	3.94%	3.73%
2006	0.50%	13,740	11.336567	155,764	3.94%	3.22%
2006	0.80%	15,064	11.212678	168,908	3.94%	2.91%
2005	0.00%	1,144	11.130805	12,734	3.62%	4.21%
2005	0.50%	10,072	10.983426	110,625	3.62%	3.70%
2005	0.80%	22,076	10.895944	240,539	3.62%	3.39%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Emerging Markets Debt Portfolio - Class I (MSEM)
2009	0.00%	12,742	$25.290832	$322,256	8.37%	30.21%
2009	0.50%	47,197	23.692027	1,118,193	8.37%	29.56%
2009	0.80%	7,957	22.890693	182,141	8.37%	29.17%
2009	1.00%	10,375	22.859877	237,171	8.37%	28.91%
2008	0.00%	13,545	19.423315	263,089	7.05%	-14.98%
2008	0.50%	55,882	18.286566	1,021,890	7.05%	-15.40%
2008	0.80%	10,382	17.721099	183,980	7.05%	-15.65%
2008	1.00%	6,634	17.732649	117,638	7.05%	-15.82%
2007	0.00%	11,312	22.844597	258,418	7.41%	6.53%
2007	0.50%	69,830	21.615486	1,509,409	7.41%	6.00%
2007	0.80%	20,760	21.010045	436,169	7.41%	5.68%
2007	1.00%	7,184	21.065858	151,337	7.41%	5.47%
2006	0.00%	34,466	21.443912	739,086	7.72%	10.81%
2006	0.50%	51,120	20.392381	1,042,459	7.72%	10.26%
2006	0.80%	31,246	19.881064	621,204	7.72%	9.93%
2006	1.00%	3,962	19.973989	79,137	7.72%	9.71%
2005	0.00%	37,616	19.352478	727,963	7.52%	12.25%
2005	0.50%	28,944	18.495488	535,333	7.52%	11.69%
2005	0.80%	68,904	18.085748	1,246,180	7.52%	11.36%
2005	1.00%	8,002	18.206549	145,689	7.52%	11.14%
2005	1.30%	374	17.336446	6,484	7.52%	10.81%
U.S. Real Estate Portfolio - Class I (MSVRE)
2009	0.00%	15,029	39.660220	596,053	5.11%	28.36%
2009	0.80%	7	39.326304	275	5.11%	27.33%
2009	1.00%	36,695	20.416080	749,168	5.11%	27.08%
2008	0.00%	35,291	30.898769	1,090,448	3.46%	-37.89%
2008	0.50%	164,177	31.774120	5,216,580	3.46%	-38.20%
2008	0.80%	48,939	30.885042	1,511,483	3.46%	-38.39%
2008	1.00%	41,815	16.065985	671,799	3.46%	-38.51%
2007	0.00%	38,256	49.750947	1,903,272	1.10%	-17.07%
2007	0.50%	173,362	51.418211	8,913,964	1.10%	-17.49%
2007	0.80%	84,232	50.130463	4,222,589	1.10%	-17.74%
2007	1.00%	39,508	26.129688	1,032,332	1.10%	-17.90%
2006	0.00%	45,458	59.991892	2,727,111	1.08%	38.04%
2006	0.50%	158,492	62.315078	9,876,441	1.08%	37.36%
2006	0.80%	195,750	60.938109	11,928,635	1.08%	36.95%
2006	1.00%	73,408	31.826979	2,336,355	1.08%	36.68%
2005	0.00%	49,280	43.458397	2,141,630	1.22%	17.05%
2005	0.50%	94,426	45.366664	4,283,793	1.22%	16.47%
2005	0.80%	267,504	44.496942	11,903,110	1.22%	16.12%
2005	1.00%	63,520	23.286362	1,479,150	1.22%	15.89%
2005	1.30%	7,386	42.223333	311,862	1.22%	15.54%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2009	0.50%	2,998	11.381006	34,120	3.82%	13.81%	5/1/2009
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)
2009	0.00%	939	11.419762	10,723	3.79%	14.20%	5/1/2009
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2009	0.00%	929	12.564442	11,672	0.89%	25.64%	5/1/2009
2009	0.50%	552	12.522611	6,912	0.89%	25.23%	5/1/2009
2009	0.80%	4	12.497580	50	0.89%	24.98%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2009	0.00%	6,425	9.711378	62,396	0.08%	23.41%
2009	0.50%	92,676	9.534796	883,647	0.08%	22.80%
2009	0.80%	14,397	9.430409	135,770	0.08%	22.43%
2008	0.00%	17,836	7.868935	140,350	2.61%	-29.78%
2008	0.50%	90,933	7.764576	706,056	2.61%	-30.13%
2008	0.80%	11,719	7.702635	90,267	2.61%	-30.34%
2007	0.00%	18,106	11.205324	202,884	2.56%	6.14%
2007	0.50%	52,982	11.112234	588,748	2.56%	5.61%
2007	0.80%	17,818	11.056758	197,009	2.56%	5.29%
2006	0.00%	9,828	10.556998	103,754	3.56%	5.57%	5/1/2006
2006	0.50%	2,762	10.522054	29,062	3.56%	5.22%	5/1/2006
2006	0.80%	23,042	10.501149	241,967	3.56%	5.01%	5/1/2006

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Bond Fund - Class II (GVABD2)
2009	0.00%	7,087	$10.970085	$77,745	0.35%	12.15%
2009	0.50%	122,112	10.770767	1,315,240	0.35%	11.59%
2009	0.80%	9,442	10.652882	100,585	0.35%	11.26%
2008	0.00%	6,155	9.781713	60,206	5.27%	-9.87%
2008	0.50%	104,841	9.652092	1,011,935	5.27%	-10.32%
2008	0.80%	9,151	9.575122	87,622	5.27%	-10.59%
2007	0.00%	6,166	10.853118	66,920	8.87%	2.98%
2007	0.50%	70,206	10.762995	755,627	8.87%	2.47%
2007	0.80%	7,668	10.709255	82,119	8.87%	2.16%
2006	0.50%	22,766	10.504005	239,134	0.05%	5.04%	5/1/2006
2006	0.80%	11,396	10.483128	119,466	0.05%	4.83%	5/1/2006
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2009	0.00%	6,075	10.774250	65,454	0.00%	41.60%
2009	0.50%	118,760	10.578350	1,256,285	0.00%	40.90%
2009	0.80%	24,294	10.462500	254,176	0.00%	40.47%
2008	0.00%	9,676	7.608765	73,622	2.74%	-38.64%
2008	0.50%	112,338	7.507854	843,417	2.74%	-38.94%
2008	0.80%	21,120	7.447945	157,301	2.74%	-39.13%
2007	0.00%	8,996	12.399481	111,546	2.69%	14.36%
2007	0.50%	88,882	12.296498	1,092,937	2.69%	13.79%
2007	0.80%	23,258	12.235118	284,564	2.69%	13.45%
2006	0.00%	2,236	10.842096	24,243	0.07%	8.42%	5/1/2006
2006	0.50%	64,864	10.806217	700,934	0.07%	8.06%	5/1/2006
2006	0.80%	15,330	10.784738	165,330	0.07%	7.85%	5/1/2006
American Funds NVIT Growth Fund - Class II (GVAGR2)
2009	0.00%	5,838	8.979238	52,421	0.00%	38.78%
2009	0.50%	166,832	8.815893	1,470,773	0.00%	38.09%
2009	0.80%	25,748	8.719320	224,505	0.00%	37.68%
2008	0.00%	4,646	6.470039	30,060	2.07%	-44.21%
2008	0.50%	139,829	6.384181	892,694	2.07%	-44.49%
2008	0.80%	28,066	6.333211	177,748	2.07%	-44.66%
2007	0.00%	4,432	11.597638	51,401	0.68%	11.90%
2007	0.50%	107,408	11.501279	1,235,329	0.68%	11.34%
2007	0.80%	27,580	11.443839	315,621	0.68%	11.00%
2006	0.00%	288	10.364424	2,985	1.29%	3.64%	5/1/2006
2006	0.50%	44,756	10.330117	462,335	1.29%	3.30%	5/1/2006
2006	0.80%	17,582	10.309581	181,263	1.29%	3.10%	5/1/2006
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2009	0.00%	2,815	8.007342	22,541	0.00%	30.69%
2009	0.50%	99,198	7.901119	783,775	0.00%	30.04%
2009	0.80%	3,815	7.838054	29,902	0.00%	29.65%
2008	0.00%	2,747	6.126963	16,831	2.44%	-38.06%
2008	0.50%	89,642	6.075985	544,663	2.44%	-38.37%
2008	0.80%	3,255	6.045597	19,678	2.44%	-38.56%
2007	0.50%	34,752	9.859308	342,631	3.27%	-1.41%	5/1/2007
2007	0.80%	1,646	9.839552	16,196	3.27%	-1.60%	5/1/2007
Federated NVIT High Income Bond Fund - Class I (HIBF)
2009	0.00%	5,085	15.030278	76,429	9.75%	46.00%
2009	0.50%	3,955	14.537578	57,496	9.75%	45.27%
2009	0.80%	1,534	14.249701	21,859	9.75%	44.84%
2008	0.00%	5,154	10.294917	53,060	8.80%	-27.99%
2008	0.50%	4,252	10.007295	42,551	8.80%	-28.35%
2008	0.80%	1,761	9.838552	17,326	8.80%	-28.56%
2007	0.00%	5,886	14.296317	84,148	7.20%	3.13%
2007	0.50%	5,162	13.966626	72,096	7.20%	2.62%
2007	0.80%	3,306	13.772430	45,532	7.20%	2.31%
2006	0.00%	6,018	13.861826	83,420	7.10%	10.60%
2006	0.50%	4,224	13.610399	57,490	7.10%	10.05%
2006	0.80%	8,630	13.461693	116,174	7.10%	9.72%
2005	0.00%	8,510	12.532998	106,656	6.81%	2.38%
2005	0.50%	4,370	12.367140	54,044	6.81%	1.87%
2005	0.80%	15,130	12.268656	185,625	6.81%	1.57%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2009	0.00%	13,384	$12.632602	$169,075	11.37%	46.08%
2009	0.50%	250,028	12.341429	3,085,703	11.37%	45.35%
2009	0.80%	8,303	12.169932	101,047	11.37%	44.92%
2008	0.00%	12,655	8.647843	109,438	9.56%	-28.10%
2008	0.50%	59,880	8.490785	508,428	9.56%	-28.46%
2008	0.80%	10,421	8.397926	87,515	9.56%	-28.67%
2007	0.00%	9,004	12.027193	108,293	8.02%	3.17%
2007	0.50%	35,436	11.868017	420,555	8.02%	2.65%
2007	0.80%	11,368	11.773527	133,841	8.02%	2.34%
2006	0.00%	4,016	11.657910	46,818	7.03%	10.60%
2006	0.50%	13,398	11.561576	154,902	7.03%	10.05%
2006	0.80%	9,102	11.504161	104,711	7.03%	9.72%
2005	0.00%	1,936	10.540776	20,407	6.33%	5.41%	5/2/2005
2005	0.50%	4,790	10.505908	50,323	6.33%	5.06%	5/2/2005
2005	0.80%	8,904	10.485051	93,359	6.33%	4.85%	5/2/2005
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2009	0.00%	4,227	25.446836	107,564	1.30%	63.31%
2009	0.50%	30,891	24.296820	750,553	1.30%	62.50%
2009	0.80%	4,456	23.631906	105,304	1.30%	62.01%
2009	1.00%	40,087	22.852194	916,076	1.30%	61.69%
2008	0.00%	4,604	15.581599	71,738	1.08%	-57.76%
2008	0.50%	37,210	14.951961	556,362	1.08%	-57.97%
2008	0.80%	6,102	14.586450	89,007	1.08%	-58.10%
2008	1.00%	18,953	14.133405	267,870	1.08%	-58.18%
2007	0.00%	4,872	36.889137	179,724	0.71%	45.58%
2007	0.50%	37,816	35.576728	1,345,370	0.71%	44.85%
2007	0.80%	13,266	34.811779	461,813	0.71%	44.41%
2007	1.00%	47,852	33.798406	1,617,321	0.71%	44.12%
2006	0.00%	5,092	25.339713	129,030	0.72%	36.72%
2006	0.50%	36,644	24.561198	900,021	0.72%	36.04%
2006	0.80%	24,800	24.105617	597,819	0.72%	35.63%
2006	1.00%	29,436	23.450961	690,302	0.72%	35.36%
2005	0.00%	11,646	18.534273	215,850	0.61%	32.64%
2005	0.50%	39,142	18.054599	706,693	0.61%	31.98%
2005	0.80%	57,534	17.772777	1,022,539	0.61%	31.58%
2005	1.00%	19,494	17.324605	337,726	0.61%	31.32%
2005	1.30%	2,774	17.312824	48,026	0.61%	30.93%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2009	0.00%	35,576	18.287102	650,582	1.28%	63.48%
2009	0.50%	129,200	17.865296	2,308,196	1.28%	62.67%
2009	0.80%	36,539	17.616947	643,706	1.28%	62.18%
2008	0.00%	29,125	11.185864	325,788	1.12%	-57.83%
2008	0.50%	183,967	10.982610	2,020,438	1.12%	-58.04%
2008	0.80%	42,738	10.862450	464,239	1.12%	-58.17%
2007	0.00%	44,814	26.524857	1,188,685	0.74%	45.55%
2007	0.50%	196,328	26.174039	5,138,697	0.74%	44.82%
2007	0.80%	61,574	25.965810	1,598,819	0.74%	44.38%
2006	0.00%	26,004	18.224168	473,901	0.78%	36.64%
2006	0.50%	59,452	18.073662	1,074,515	0.78%	35.97%
2006	0.80%	71,548	17.983970	1,286,717	0.78%	35.56%
2005	0.00%	17,390	13.336908	231,929	0.19%	33.37%	5/2/2005
2005	0.50%	42,298	13.292850	562,261	0.19%	32.93%	5/2/2005
2005	0.80%	49,358	13.266490	654,807	0.19%	32.66%	5/2/2005
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	0.00%	11,222	$17.873386	$200,575	3.74%	8.01%
2009	0.50%	22,312	17.201149	383,792	3.74%	7.47%
2009	0.80%	4,599	16.809985	77,309	3.74%	7.15%
2009	1.00%	13,437	16.554172	222,438	3.74%	6.93%
2008	0.00%	18,550	16.548066	306,967	3.10%	-32.94%
2008	0.50%	25,030	16.005503	400,618	3.10%	-33.27%
2008	0.80%	14,161	15.688527	222,165	3.10%	-33.47%
2008	1.00%	14,089	15.480718	218,108	3.10%	-33.61%
2007	0.00%	13,688	24.676248	337,768	2.36%	20.43%
2007	0.50%	44,614	23.987048	1,070,158	2.36%	19.83%
2007	0.80%	18,462	23.582792	435,386	2.36%	19.47%
2007	1.00%	20,120	23.317091	469,140	2.36%	19.23%
2006	0.00%	10,732	20.489395	219,892	2.82%	37.56%
2006	0.50%	31,924	20.017433	639,037	2.82%	36.88%
2006	0.80%	44,146	19.739493	871,420	2.82%	36.47%
2006	1.00%	38,254	19.556346	748,108	2.82%	36.20%
2005	0.00%	12,822	14.894755	190,981	2.16%	6.39%
2005	0.50%	18,728	14.624338	273,885	2.16%	5.86%
2005	0.80%	52,446	14.464451	758,603	2.16%	5.54%
2005	1.00%	8,262	14.358831	118,633	2.16%	5.33%
2005	1.30%	4,350	14.201823	61,778	2.16%	5.02%
Gartmore NVIT International Equity Fund - Class I (GIG)
2009	0.00%	12,461	11.949736	148,906	1.12%	29.72%
2009	0.50%	54,336	11.409586	619,951	1.12%	29.08%
2009	0.80%	6,545	11.097348	72,632	1.12%	28.69%
2009	1.00%	17,782	10.951765	194,744	1.12%	28.43%
2008	0.00%	13,969	9.211762	128,679	1.24%	-46.06%
2008	0.50%	63,423	8.839463	560,625	1.24%	-46.33%
2008	0.80%	9,215	8.623393	79,465	1.24%	-46.49%
2008	1.00%	23,220	8.527308	198,004	1.24%	-46.59%
2007	0.00%	13,744	17.076402	234,698	0.38%	27.15%
2007	0.50%	64,516	16.468629	1,062,490	0.38%	26.51%
2007	0.80%	24,468	16.114464	394,289	0.38%	26.13%
2007	1.00%	73,628	15.966923	1,175,613	0.38%	25.87%
2006	0.00%	15,102	13.430598	202,829	0.78%	32.96%
2006	0.50%	25,884	13.017827	336,953	0.78%	32.30%
2006	0.80%	90,176	12.776337	1,152,119	0.78%	31.91%
2006	1.00%	37,946	12.684823	481,338	0.78%	31.65%
2005	0.00%	3,756	10.100861	37,939	1.03%	30.21%
2005	0.50%	4,962	9.839331	48,823	1.03%	29.56%
2005	0.80%	37,028	9.685731	358,643	1.03%	29.17%
2005	1.00%	24,308	9.635544	234,221	1.03%	28.92%
2005	1.30%	3,512	9.434995	33,136	1.03%	28.53%
Gartmore NVIT International Equity Fund - Class III (GIG3)
2009	0.00%	44,927	7.153834	321,400	0.02%	29.67%
2009	0.50%	399,958	7.094353	2,837,443	0.02%	29.02%
2009	0.80%	100,960	7.058922	712,669	0.02%	28.64%
2008	0.00%	1,565	5.516874	8,634	1.08%	-44.83%	5/1/2008
2008	0.50%	2,344	5.498438	12,888	1.08%	-45.02%	5/1/2008
2008	0.80%	170	5.487410	933	1.08%	-45.13%	5/1/2008
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2009	0.50%	5,406	13.366903	72,261	0.74%	33.67%	5/1/2009
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2009	0.00%	119,590	7.927018	947,992	0.18%	52.96%
2009	0.50%	1,236,830	7.861103	9,722,848	0.18%	52.20%
2009	0.80%	356,967	7.821802	2,792,125	0.18%	51.74%
2008	0.80%	171	5.154692	881	0.00%	-48.45%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2009	0.50%	3,846	$8.059273	$30,996	0.44%	30.88%
2009	0.80%	2	8.018999	16	0.44%	30.49%
2008	0.50%	69	6.157812	425	0.43%	-38.42%	5/1/2008
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2009	0.50%	5,424	8.226880	44,623	0.88%	28.65%
2009	0.80%	5,678	8.185776	46,479	0.88%	28.27%
2008	0.50%	14,331	6.394590	91,641	2.22%	-36.05%	5/1/2008
2008	0.80%	5,228	6.381765	33,364	2.22%	-36.18%	5/1/2008
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2009	0.00%	458	9.593104	4,394	2.36%	19.88%
2009	0.50%	17,112	9.513461	162,794	2.36%	19.28%
2009	0.80%	6,831	9.465975	64,662	2.36%	18.93%
2008	0.50%	10,972	7.975427	87,506	0.89%	-20.25%	5/1/2008
2008	0.80%	2,267	7.959456	18,044	0.89%	-20.41%	5/1/2008
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2009	0.00%	509	9.025006	4,594	1.80%	24.25%
2009	0.50%	27,157	8.950049	243,056	1.80%	23.63%
2009	0.80%	4,616	8.905361	41,107	1.80%	23.26%
2008	0.50%	15,452	7.239333	111,862	1.66%	-27.61%	5/1/2008
2008	0.80%	4,329	7.224834	31,276	1.66%	-27.75%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2009	0.00%	1,920	10.351566	19,875	3.09%	13.22%
2009	0.50%	11,740	10.265671	120,519	3.09%	12.66%
2009	0.80%	1,442	10.214479	14,729	3.09%	12.32%
2008	0.00%	288	9.142885	2,633	1.89%	-8.57%	5/1/2008
2008	0.50%	3,870	9.112447	35,265	1.89%	-8.88%	5/1/2008
2008	0.80%	1,287	9.094234	11,704	1.89%	-9.06%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2009	0.00%	7,297	9.305236	67,900	2.08%	22.00%
2009	0.50%	69,130	9.227958	637,929	2.08%	21.40%
2009	0.80%	18,764	9.181897	172,289	2.08%	21.03%
2008	0.00%	6,475	7.626933	49,384	1.65%	-23.73%	5/1/2008
2008	0.50%	36,096	7.601493	274,383	1.65%	-23.99%	5/1/2008
2008	0.80%	7,019	7.586279	53,248	1.65%	-24.14%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2009	0.50%	7,130	8.664997	61,781	1.62%	26.06%
2009	0.80%	14,506	8.621717	125,067	1.62%	25.68%
2008	0.50%	3,677	6.873896	25,275	1.88%	-31.26%	5/1/2008
2008	0.80%	8,701	6.860115	59,690	1.88%	-31.40%	5/1/2008
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2009	0.00%	11,907	9.853071	117,321	3.06%	17.64%
2009	0.50%	29,224	9.771284	285,556	3.06%	17.05%
2009	0.80%	6,000	9.722537	58,335	3.06%	16.70%
2008	0.50%	6,389	8.348025	53,336	2.83%	-16.52%	5/1/2008
2008	0.80%	1,384	8.331322	11,531	2.83%	-16.69%	5/1/2008
NVIT Core Bond Fund - Class I (NVCBD1)
2009	0.00%	5,380	10.818752	58,205	5.39%	8.78%
2009	0.50%	4,328	10.728983	46,435	5.39%	8.24%
2009	0.80%	872	10.675484	9,309	5.39%	7.92%
2009	1.00%	2,052	10.639980	21,833	5.39%	7.70%
2008	0.50%	1,649	9.912085	16,345	2.32%	-0.88%	5/1/2008
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2009	0.50%	1,483	11.504485	17,061	5.73%	16.04%
2009	0.80%	190	11.447139	2,175	5.73%	15.70%
2008	0.50%	16	9.914010	159	2.82%	-0.86%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Fund - Class I (TRF)
2009	0.00%	179,695	$18.174730	$3,265,908	1.35%	26.10%
2009	0.50%	502,814	39.544533	19,883,545	1.35%	25.47%
2009	0.80%	653,320	31.469156	20,559,429	1.35%	25.09%
2009	1.00%	128,057	8.521969	1,091,298	1.35%	24.84%
2008	0.00%	193,391	14.413309	2,787,404	1.40%	-41.55%
2008	0.50%	557,930	31.517666	17,584,651	1.40%	-41.85%
2008	0.80%	726,828	25.156819	18,284,680	1.40%	-42.02%
2008	1.00%	143,966	6.826209	982,742	1.40%	-42.14%
2007	0.00%	215,182	24.661007	5,306,605	1.05%	8.18%
2007	0.50%	592,642	54.197488	32,119,708	1.05%	7.64%
2007	0.80%	846,056	43.389809	36,710,208	1.05%	7.31%
2007	1.00%	149,962	11.797304	1,769,147	1.05%	7.10%
2006	0.00%	247,594	22.796000	5,644,153	1.08%	13.63%
2006	0.50%	467,698	50.351226	23,549,168	1.08%	13.06%
2006	0.80%	1,155,132	40.432316	46,704,662	1.08%	12.72%
2006	1.00%	167,948	11.015308	1,849,999	1.08%	12.50%
2006	1.30%	314	40.292927	12,652	1.08%	12.16%
2005	0.00%	271,134	20.062025	5,439,497	0.91%	7.44%
2005	0.50%	297,534	44.533940	13,250,361	0.91%	6.91%
2005	0.80%	1,522,010	35.868129	54,591,651	0.91%	6.59%
2005	1.00%	153,820	9.791361	1,506,107	0.91%	6.38%
2005	1.30%	5,272	35.923101	189,387	0.91%	6.06%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	0.00%	4,227	13.889643	58,712	1.17%	31.75%
2009	0.50%	24,715	13.366897	330,363	1.17%	31.10%
2009	0.80%	3,898	13.062701	50,918	1.17%	30.70%
2009	1.00%	7,696	12.863780	99,000	1.17%	30.44%
2008	0.00%	4,535	10.542078	47,808	1.83%	-46.27%
2008	0.50%	16,943	10.196244	172,755	1.83%	-46.54%
2008	0.80%	6,792	9.994191	67,881	1.83%	-46.70%
2008	1.00%	8,903	9.861725	87,799	1.83%	-46.81%
2007	0.00%	6,516	19.621675	127,855	3.13%	-1.05%
2007	0.50%	20,752	19.073551	395,814	3.13%	-1.55%
2007	0.80%	8,522	18.752014	159,805	3.13%	-1.85%
2007	1.00%	5,350	18.540690	99,193	3.13%	-2.04%
2006	0.00%	1,856	19.830405	36,805	1.89%	20.32%
2006	0.50%	19,458	19.373628	376,972	1.89%	19.72%
2006	0.80%	20,092	19.104581	383,849	1.89%	19.37%
2006	1.00%	5,656	18.927318	107,053	1.89%	19.13%
2005	0.00%	952	16.481268	15,690	2.00%	11.15%
2005	0.50%	7,780	16.182094	125,897	2.00%	10.60%
2005	0.80%	31,498	16.005171	504,131	2.00%	10.27%
2005	1.00%	5,612	15.888310	89,165	2.00%	10.05%
2005	1.30%	238	15.714600	3,740	2.00%	9.72%
NVIT Government Bond Fund - Class I (GBF)
2009	0.00%	90,071	22.229504	2,002,234	3.32%	2.69%
2009	0.50%	154,092	38.496449	5,931,995	3.32%	2.18%
2009	0.80%	67,098	28.859126	1,936,390	3.32%	1.87%
2009	1.00%	132,506	15.184570	2,012,047	3.32%	1.67%
2008	0.00%	101,325	21.647591	2,193,442	4.34%	7.72%
2008	0.50%	180,930	37.676575	6,816,823	4.34%	7.18%
2008	0.80%	84,645	28.329345	2,397,937	4.34%	6.86%
2008	1.00%	292,160	14.935656	4,363,601	4.34%	6.65%
2007	0.00%	97,024	20.096370	1,949,830	4.45%	7.16%
2007	0.50%	132,504	35.151974	4,657,777	4.45%	6.62%
2007	0.80%	102,864	26.510441	2,726,970	4.45%	6.30%
2007	1.00%	140,436	14.004670	1,966,760	4.45%	6.09%
2006	0.00%	95,134	18.753954	1,784,139	4.11%	3.34%
2006	0.50%	106,356	32.969134	3,506,465	4.11%	2.83%
2006	0.80%	157,392	24.939296	3,925,246	4.11%	2.52%
2006	1.00%	127,692	13.201192	1,685,687	4.11%	2.32%
2006	1.30%	7,562	25.368610	191,837	4.11%	2.01%
2005	0.00%	105,202	18.147625	1,909,166	3.64%	3.26%
2005	0.50%	64,816	32.062663	2,078,174	3.64%	2.75%
2005	0.80%	225,488	24.326268	5,485,282	3.64%	2.44%
2005	1.00%	119,678	12.902408	1,544,134	3.64%	2.24%
2005	1.30%	16,748	24.868713	416,501	3.64%	1.93%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Growth Fund - Class I (CAF)
2009	0.00%	80,041	$12.643680	$1,012,013	0.56%	33.47%
2009	0.50%	310,833	18.556714	5,768,039	0.56%	32.81%
2009	0.80%	257,511	18.068103	4,652,735	0.56%	32.41%
2009	1.00%	34,260	5.516318	188,989	0.56%	32.14%
2008	0.00%	94,951	9.472940	899,465	0.27%	-38.71%
2008	0.50%	306,649	13.972794	4,284,743	0.27%	-39.01%
2008	0.80%	323,554	13.645751	4,415,137	0.27%	-39.20%
2008	1.00%	36,164	4.174493	150,966	0.27%	-39.32%
2007	0.00%	104,626	15.454811	1,616,975	0.17%	19.54%
2007	0.50%	262,256	22.910775	6,008,488	0.17%	18.94%
2007	0.80%	427,558	22.441944	9,595,233	0.17%	18.59%
2007	1.00%	49,378	6.879197	339,681	0.17%	18.35%
2006	0.00%	118,580	12.928125	1,533,017	0.05%	6.17%
2006	0.50%	165,708	19.261676	3,191,814	0.05%	5.64%
2006	0.80%	597,654	18.924499	11,310,303	0.05%	5.32%
2006	1.00%	55,020	5.812653	319,812	0.05%	5.11%
2006	1.30%	932	17.584603	16,389	0.05%	4.80%
2005	0.00%	135,380	12.177042	1,648,528	0.08%	6.50%
2005	0.50%	111,080	18.233340	2,025,359	0.08%	5.97%
2005	0.80%	720,822	17.967853	12,951,624	0.08%	5.65%
2005	1.00%	38,158	5.529847	211,008	0.08%	5.44%
2005	1.30%	6,860	16.779162	115,105	0.08%	5.13%
NVIT Health Sciences Fund - Class I (GVGH1)
2009	0.00%	1,969	13.810897	27,194	0.30%	19.16%
2009	0.50%	4,346	13.291259	57,764	0.30%	18.57%
2009	0.80%	905	12.988959	11,755	0.30%	18.21%
2009	1.00%	6,585	12.791190	84,230	0.30%	17.98%
2008	0.00%	2,092	11.589966	24,246	0.29%	-25.21%
2008	0.50%	6,829	11.209779	76,552	0.29%	-25.59%
2008	0.80%	1,704	10.987732	18,723	0.29%	-25.81%
2008	1.00%	22,174	10.842090	240,413	0.29%	-25.96%
2007	0.00%	2,924	15.497697	45,315	0.08%	13.16%
2007	0.50%	7,226	15.064598	108,857	0.08%	12.59%
2007	0.80%	2,752	14.810633	40,759	0.08%	12.25%
2007	1.00%	14,292	14.643631	209,287	0.08%	12.03%
2006	0.00%	4,354	13.695316	59,629	0.00%	2.71%
2006	0.50%	7,120	13.379661	95,263	0.00%	2.20%
2006	0.80%	3,876	13.193822	51,139	0.00%	1.89%
2006	1.00%	17,932	13.071309	234,395	0.00%	1.69%
2005	0.00%	7,210	13.334230	96,140	0.00%	8.44%
2005	0.50%	7,318	13.092046	95,808	0.00%	7.90%
2005	0.80%	24,756	12.948895	320,563	0.00%	7.58%
2005	1.00%	19,108	12.854278	245,620	0.00%	7.36%
2005	1.30%	286	12.713706	3,636	0.00%	7.04%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.00%	8,049	11.124833	89,544	0.29%	19.11%
2009	0.50%	31,770	10.868248	345,284	0.29%	18.52%
2009	0.80%	1,899	10.717146	20,352	0.29%	18.16%
2008	0.00%	9,167	9.339799	85,618	0.28%	-25.23%
2008	0.50%	52,395	9.170101	480,467	0.28%	-25.61%
2008	0.80%	3,498	9.069777	31,726	0.28%	-25.83%
2007	0.00%	1,306	12.491648	16,314	0.09%	13.23%
2007	0.50%	38,088	12.326279	469,483	0.09%	12.66%
2007	0.80%	5,112	12.228112	62,510	0.09%	12.32%
2006	0.00%	3,408	11.032385	37,598	0.00%	2.70%
2006	0.50%	19,322	10.941189	211,406	0.00%	2.19%
2006	0.80%	14,692	10.886820	159,949	0.00%	1.89%
2005	0.00%	230	10.742057	2,471	0.00%	7.42%	5/2/2005
2005	0.50%	20,616	10.706525	220,726	0.00%	7.07%	5/2/2005
2005	0.80%	19,656	10.685265	210,030	0.00%	6.85%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Index Fund - Class VI (GVIX6)
2009	0.00%	21,817	$8.793694	$191,852	2.63%	28.62%
2009	0.50%	38,936	8.633738	336,163	2.63%	27.98%
2009	0.80%	697	8.539143	5,952	2.63%	27.59%
2008	0.00%	326	6.837123	2,229	2.05%	-43.11%
2008	0.50%	39,457	6.746415	266,193	2.05%	-43.39%
2008	0.80%	1,137	6.692562	7,609	2.05%	-43.56%
2007	0.50%	31,716	11.917827	377,986	1.82%	8.95%
2007	0.80%	678	11.858321	8,040	1.82%	8.62%
2006	0.50%	530	10.938962	5,798	1.38%	9.39%	5/1/2006
2006	0.80%	1,052	10.917219	11,485	1.38%	9.17%	5/1/2006
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	0.00%	5,371	13.451838	72,250	1.15%	27.21%
2009	0.50%	118,079	12.928735	1,526,612	1.15%	26.57%
2009	0.80%	36,824	12.624661	464,891	1.15%	26.19%
2009	1.00%	852	12.425900	10,587	1.15%	25.94%
2008	0.00%	5,689	10.574854	60,160	1.95%	-36.84%
2008	0.50%	147,039	10.214579	1,501,941	1.95%	-37.16%
2008	0.80%	53,348	10.004311	533,710	1.95%	-37.35%
2008	1.00%	322	9.866526	3,177	1.95%	-37.47%
2007	0.00%	5,888	16.743624	98,586	2.03%	5.96%
2007	0.50%	199,734	16.254455	3,246,567	2.03%	5.43%
2007	0.80%	73,246	15.967821	1,169,579	2.03%	5.11%
2007	1.00%	328	15.779509	5,176	2.03%	4.90%
2006	0.00%	1,756	15.802084	27,748	2.11%	16.87%
2006	0.50%	95,776	15.417742	1,476,650	2.11%	16.29%
2006	0.80%	91,086	15.191606	1,383,743	2.11%	15.94%
2006	1.00%	290	15.042687	4,362	2.11%	15.71%
2005	0.00%	530	13.521320	7,166	1.95%	7.93%
2005	0.50%	59,996	13.258370	795,449	1.95%	7.39%
2005	0.80%	85,552	13.103041	1,120,991	1.95%	7.07%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2009	0.50%	3,613	11.601491	41,916	0.61%	16.01%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2009	0.50%	1,619	12.163837	19,693	1.57%	21.64%	5/1/2009
2009	0.80%	51	12.139517	619	1.57%	21.40%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	0.00%	9,384	13.447193	126,188	1.79%	9.08%
2009	0.50%	70,008	12.924398	904,811	1.79%	8.54%
2009	0.80%	15,117	12.620548	190,785	1.79%	8.22%
2009	1.00%	2,044	12.421919	25,390	1.79%	8.00%
2008	0.00%	4,138	12.327359	51,011	3.40%	-6.02%
2008	0.50%	51,425	11.907464	612,341	3.40%	-6.49%
2008	0.80%	16,459	11.662459	191,952	3.40%	-6.77%
2008	1.00%	2,434	11.501879	27,996	3.40%	-6.96%
2007	0.00%	4,112	13.117367	53,939	3.97%	5.38%
2007	0.50%	41,486	12.734093	528,287	3.97%	4.85%
2007	0.80%	19,826	12.509560	248,015	3.97%	4.54%
2007	1.00%	5,692	12.362022	70,365	3.97%	4.33%
2006	0.00%	3,274	12.447546	40,753	2.89%	6.16%
2006	0.50%	7,634	12.144751	92,713	2.89%	5.64%
2006	0.80%	20,230	11.966643	242,085	2.89%	5.32%
2006	1.00%	5,798	11.849304	68,702	2.89%	5.11%
2005	0.00%	966	11.724859	11,326	2.78%	3.31%
2005	0.50%	8,068	11.496816	92,756	2.78%	2.79%
2005	0.80%	40,486	11.362140	460,008	2.78%	2.49%
2005	1.00%	2,858	11.273191	32,219	2.78%	2.28%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.00%	92,413	$13.630962	$1,259,678	1.55%	19.14%
2009	0.50%	181,042	13.100931	2,371,819	1.55%	18.54%
2009	0.80%	87,135	12.792885	1,114,708	1.55%	18.19%
2009	1.00%	17,020	12.591533	214,308	1.55%	17.95%
2008	0.00%	91,097	11.441586	1,042,294	2.78%	-23.20%
2008	0.50%	198,084	11.051801	2,189,185	2.78%	-23.58%
2008	0.80%	97,732	10.824352	1,057,886	2.78%	-23.81%
2008	1.00%	15,405	10.675316	164,453	2.78%	-23.96%
2007	0.00%	89,402	14.896957	1,331,818	2.62%	5.66%
2007	0.50%	214,672	14.461679	3,104,518	2.62%	5.13%
2007	0.80%	137,718	14.206661	1,956,513	2.62%	4.81%
2007	1.00%	45,290	14.039145	635,833	2.62%	4.60%
2006	0.00%	90,888	14.099052	1,281,435	2.50%	11.35%
2006	0.50%	199,278	13.756055	2,741,279	2.50%	10.80%
2006	0.80%	241,266	13.554301	3,270,192	2.50%	10.47%
2006	1.00%	41,320	13.421439	554,574	2.50%	10.25%
2006	1.30%	2,822	13.224582	37,320	2.50%	9.92%
2005	0.00%	72,624	12.661618	919,537	2.36%	5.34%
2005	0.50%	129,056	12.415323	1,602,272	2.36%	4.82%
2005	0.80%	234,442	12.269879	2,876,575	2.36%	4.51%
2005	1.00%	36,840	12.173861	448,485	2.36%	4.30%
2005	1.30%	11,178	12.031239	134,485	2.36%	3.99%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	0.00%	50,619	13.702388	693,601	1.32%	24.39%
2009	0.50%	233,130	13.169552	3,070,218	1.32%	23.77%
2009	0.80%	96,148	12.859856	1,236,449	1.32%	23.40%
2009	1.00%	37,075	12.657436	469,274	1.32%	23.15%
2008	0.00%	52,343	11.015454	576,582	2.47%	-31.39%
2008	0.50%	254,606	10.640174	2,709,052	2.47%	-31.73%
2008	0.80%	119,944	10.421164	1,249,956	2.47%	-31.94%
2008	1.00%	37,829	10.277660	388,794	2.47%	-32.07%
2007	0.00%	50,888	16.055259	817,020	2.25%	6.15%
2007	0.50%	210,008	15.586169	3,273,220	2.25%	5.62%
2007	0.80%	177,620	15.311321	2,719,597	2.25%	5.30%
2007	1.00%	38,380	15.130768	580,719	2.25%	5.09%
2006	0.00%	47,128	15.125018	712,812	2.27%	14.54%
2006	0.50%	152,382	14.757103	2,248,717	2.27%	13.97%
2006	0.80%	247,768	14.540668	3,602,712	2.27%	13.63%
2006	1.00%	23,212	14.398126	334,209	2.27%	13.40%
2005	0.00%	25,104	13.204972	331,498	2.14%	7.07%
2005	0.50%	81,078	12.948162	1,049,811	2.14%	6.54%
2005	0.80%	281,378	12.796464	3,600,643	2.14%	6.22%
2005	1.00%	1,550	12.696312	19,679	2.14%	6.01%
2005	1.30%	22,262	12.547596	279,335	2.14%	5.69%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	0.00%	16,706	13.712188	229,076	1.78%	14.56%
2009	0.50%	37,901	13.179057	499,499	1.78%	13.99%
2009	0.80%	119,770	12.869197	1,541,344	1.78%	13.65%
2009	1.00%	23,982	12.666675	303,772	1.78%	13.42%
2008	0.00%	14,736	11.969310	176,380	3.21%	-15.04%
2008	0.50%	41,276	11.561611	477,217	3.21%	-15.47%
2008	0.80%	110,626	11.323691	1,252,695	3.21%	-15.72%
2008	1.00%	37,456	11.167796	418,301	3.21%	-15.89%
2007	0.00%	13,564	14.088774	191,100	2.92%	5.86%
2007	0.50%	22,454	13.677144	307,107	2.92%	5.33%
2007	0.80%	100,130	13.435963	1,345,343	2.92%	5.01%
2007	1.00%	31,082	13.277544	412,693	2.92%	4.80%
2006	0.00%	13,888	13.308971	184,835	2.76%	8.42%
2006	0.50%	18,590	12.985235	241,396	2.76%	7.88%
2006	0.80%	99,224	12.794782	1,269,549	2.76%	7.56%
2006	1.00%	77,310	12.669367	979,469	2.76%	7.35%
2005	0.00%	9,208	12.275099	113,029	2.75%	4.49%
2005	0.50%	18,510	12.036367	222,793	2.75%	3.97%
2005	0.80%	88,944	11.895366	1,058,021	2.75%	3.66%
2005	1.00%	6,244	11.802269	73,693	2.75%	3.45%
2005	1.30%	75,506	11.663995	880,702	2.75%	3.14%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Leaders Fund - Class I (GVUS1)
2009	0.00%	3,522	$12.049802	$42,439	0.79%	33.79%
2009	0.50%	5,347	11.596383	62,006	0.79%	33.12%
2009	0.80%	1,533	11.332557	17,373	0.79%	32.72%
2009	1.00%	216	11.160018	2,411	0.79%	32.46%
2008	0.00%	4,220	9.006647	38,008	0.78%	-49.91%
2008	0.50%	26,001	8.711189	226,500	0.78%	-50.16%
2008	0.80%	2,524	8.538594	21,551	0.78%	-50.31%
2008	1.00%	1,246	8.425426	10,498	0.78%	-50.41%
2007	0.00%	5,280	17.979434	94,931	1.15%	11.56%
2007	0.50%	28,472	17.477126	497,609	1.15%	11.00%
2007	0.80%	7,118	17.182548	122,305	1.15%	10.67%
2007	1.00%	1,218	16.988891	20,692	1.15%	10.44%
2006	0.00%	4,904	16.116355	79,035	0.97%	16.05%
2006	0.50%	15,828	15.745056	249,213	0.97%	15.47%
2006	0.80%	10,376	15.526442	161,102	0.97%	15.12%
2006	1.00%	2,084	15.382337	32,057	0.97%	14.89%
2005	0.00%	2,942	13.887943	40,858	1.54%	10.31%
2005	0.50%	9,478	13.635788	129,240	1.54%	9.76%
2005	0.80%	12,432	13.486728	167,667	1.54%	9.44%
2005	1.00%	3,916	13.388228	52,428	1.54%	9.22%
2005	1.30%	1,590	13.241863	21,055	1.54%	8.89%
NVIT Mid Cap Index Fund - Class I (MCIF)
2009	0.00%	35,437	15.772556	558,932	0.98%	36.76%
2009	0.50%	223,509	15.028105	3,358,917	0.98%	36.07%
2009	0.80%	34,428	14.598417	502,594	0.98%	35.67%
2009	1.00%	21,651	13.051063	282,569	0.98%	35.39%
2008	0.00%	46,729	11.533383	538,943	1.24%	-36.46%
2008	0.50%	218,000	11.044098	2,407,613	1.24%	-36.78%
2008	0.80%	44,095	10.760553	474,487	1.24%	-36.97%
2008	1.00%	34,842	9.639266	335,851	1.24%	-37.10%
2007	0.00%	51,172	18.152010	928,875	1.35%	7.56%
2007	0.50%	221,386	17.469317	3,867,462	1.35%	7.02%
2007	0.80%	81,490	17.072106	1,391,206	1.35%	6.70%
2007	1.00%	34,096	15.323833	522,481	1.35%	6.48%
2006	0.00%	58,484	16.876236	986,990	1.13%	9.89%
2006	0.50%	202,754	16.323372	3,309,629	1.13%	9.34%
2006	0.80%	141,094	16.000413	2,257,562	1.13%	9.02%
2006	1.00%	41,104	14.390791	591,519	1.13%	8.80%
2006	1.30%	4,202	15.476230	65,031	1.13%	8.47%
2005	0.00%	65,296	15.357475	1,002,782	1.03%	12.10%
2005	0.50%	137,224	14.928625	2,048,566	1.03%	11.54%
2005	0.80%	229,268	14.677115	3,364,993	1.03%	11.21%
2005	1.00%	43,640	13.226964	577,225	1.03%	10.99%
2005	1.30%	15,760	14.267251	224,852	1.03%	10.66%
NVIT Money Market Fund - Class I (SAM)
2009	0.00%	293,432	15.554967	4,564,325	0.05%	0.04%
2009	0.50%	625,978	20.857934	13,056,608	0.05%	-0.46%
2009	0.80%	140,909	16.554897	2,332,734	0.05%	-0.76%
2009	1.00%	317,630	11.301196	3,589,599	0.05%	-0.96%
2009	1.30%	268	15.837870	4,245	0.05%	-1.26%
2008	0.00%	426,717	15.548444	6,634,785	2.06%	2.05%
2008	0.50%	1,022,503	20.953951	21,425,478	2.06%	1.54%
2008	0.80%	217,188	16.681402	3,623,000	2.06%	1.24%
2008	1.00%	434,025	11.410562	4,952,469	2.06%	1.03%
2008	1.30%	283	16.039742	4,539	2.06%	0.73%
2007	0.00%	553,934	15.235553	8,439,491	4.64%	4.79%
2007	0.50%	847,514	20.635458	17,488,840	4.64%	4.27%
2007	0.80%	329,710	16.477531	5,432,807	4.64%	3.95%
2007	1.00%	419,234	11.293879	4,734,778	4.64%	3.74%
2007	1.30%	252	15.923976	4,013	4.64%	3.42%
2006	0.00%	307,156	14.538752	4,465,665	4.49%	4.53%
2006	0.50%	485,516	19.791189	9,608,939	4.49%	4.01%
2006	0.80%	566,642	15.851431	8,982,087	4.49%	3.70%
2006	1.00%	495,002	10.886811	5,388,993	4.49%	3.49%
2006	1.30%	1,120	15.396940	17,245	4.49%	3.18%
2005	0.00%	309,850	13.908651	4,309,596	2.64%	2.67%
2005	0.50%	305,794	19.028333	5,818,750	2.64%	2.16%
2005	0.80%	727,730	15.286397	11,124,370	2.64%	1.85%
2005	1.00%	408,430	10.519895	4,296,641	2.64%	1.64%
2005	1.30%	69,288	14.923119	1,033,993	2.64%	1.34%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2009	0.00%	32,180	$8.379106	$269,640	0.84%	36.46%
2009	0.50%	513,260	8.309496	4,264,932	0.84%	35.78%
2009	0.80%	104,749	8.268003	866,065	0.84%	35.37%
2008	0.50%	238	6.119892	1,457	0.10%	-38.80%	5/1/2008
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2009	0.00%	955	16.546611	15,802	2.11%	29.86%
2009	0.50%	16,368	16.003937	261,952	2.11%	29.21%
2009	0.80%	2,462	15.686900	38,621	2.11%	28.82%
2008	0.00%	1,177	12.742294	14,998	1.71%	-46.31%
2008	0.50%	16,733	12.386191	207,258	1.71%	-46.58%
2008	0.80%	4,801	12.177329	58,463	1.71%	-46.74%
2007	0.00%	1,206	23.734976	28,624	2.06%	2.92%
2007	0.50%	22,414	23.187675	519,729	2.06%	2.40%
2007	0.80%	5,630	22.865372	128,732	2.06%	2.09%
2006	0.00%	2,190	23.062454	50,507	2.08%	22.67%
2006	0.50%	22,408	22.644248	507,412	2.08%	22.06%
2006	0.80%	14,186	22.396963	317,723	2.08%	21.70%
2005	0.00%	3,908	18.800450	73,472	1.34%	12.09%
2005	0.50%	24,690	18.551760	458,043	1.34%	11.54%
2005	0.80%	27,788	18.404112	511,413	1.34%	11.20%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2009	0.00%	9,171	10.082162	92,464	2.14%	29.84%
2009	0.50%	87,232	9.849548	859,196	2.14%	29.19%
2009	0.80%	9,816	9.712549	95,338	2.14%	28.80%
2008	0.00%	7,281	7.765128	56,538	1.67%	-46.33%
2008	0.50%	88,977	7.624008	678,361	1.67%	-46.60%
2008	0.80%	21,725	7.540568	163,819	1.67%	-46.76%
2007	0.00%	10,900	14.468946	157,712	2.12%	2.93%
2007	0.50%	111,682	14.277421	1,594,531	2.12%	2.42%
2007	0.80%	30,584	14.163711	433,183	2.12%	2.11%
2006	0.00%	10,116	14.056822	142,199	2.01%	22.75%
2006	0.50%	98,312	13.940694	1,370,538	2.01%	22.14%
2006	0.80%	45,492	13.871454	631,040	2.01%	21.77%
2005	0.00%	6,630	11.451970	75,927	0.95%	14.52%	5/2/2005
2005	0.50%	44,904	11.414099	512,539	0.95%	14.14%	5/2/2005
2005	0.80%	35,798	11.391430	407,790	0.95%	13.91%	5/2/2005
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2009	0.00%	4,410	8.259762	36,426	0.86%	29.78%
2009	0.50%	26,167	8.191112	214,337	0.86%	29.13%
2009	0.80%	7,925	8.150192	64,590	0.86%	28.74%
2008	0.00%	206	6.364575	1,311	0.22%	-36.35%	5/1/2008
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2009	0.00%	6,514	8.111157	52,836	1.29%	27.59%
2009	0.50%	44,311	8.043706	356,425	1.29%	26.96%
2009	0.80%	6,036	8.003520	48,309	1.29%	26.58%
2008	0.50%	14,906	6.335825	94,442	0.64%	-36.64%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	0.00%	115,105	$7.982859	$918,867	0.00%	27.12%
2009	0.50%	2,272,347	7.916522	17,989,085	0.00%	26.49%
2009	0.80%	940,788	7.876972	7,410,561	0.00%	26.11%
2009	1.00%	8,003	7.850719	62,829	0.00%	25.86%
2008	0.00%	205	6.279727	1,287	0.00%	-37.20%	5/1/2008
2008	0.80%	50	6.246185	312	0.00%	-37.54%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2009	0.00%	70,473	8.817001	621,361	0.64%	30.47%
2009	0.50%	1,512,728	8.743730	13,226,885	0.64%	29.82%
2009	0.80%	609,962	8.700057	5,306,704	0.64%	29.43%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2009	0.00%	16,609	6.149352	102,135	0.00%	27.46%
2009	0.50%	85,760	5.858978	502,466	0.00%	26.83%
2009	0.80%	17,399	5.691397	99,025	0.00%	26.45%
2009	1.00%	19,372	5.589217	108,274	0.00%	26.19%
2008	0.00%	17,888	4.824485	86,300	0.00%	-46.42%
2008	0.50%	130,619	4.619718	603,423	0.00%	-46.69%
2008	0.80%	21,966	4.501065	98,870	0.00%	-46.85%
2008	1.00%	20,235	4.429099	89,623	0.00%	-46.95%
2007	0.00%	17,950	9.004045	161,623	0.00%	9.75%
2007	0.50%	126,230	8.665238	1,093,813	0.00%	9.20%
2007	0.80%	29,062	8.468125	246,101	0.00%	8.87%
2007	1.00%	26,118	8.349478	218,072	0.00%	8.65%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	0.00%	53,851	20.267143	1,091,406	0.58%	26.22%
2009	0.50%	157,034	19.118176	3,002,204	0.58%	25.59%
2009	0.80%	32,510	18.460331	600,145	0.58%	25.21%
2009	1.00%	25,324	14.642760	370,813	0.58%	24.96%
2008	0.00%	60,976	16.057560	979,126	1.09%	-32.15%
2008	0.50%	175,334	15.223184	2,669,142	1.09%	-32.49%
2008	0.80%	60,213	14.743543	887,753	1.09%	-32.69%
2008	1.00%	35,377	11.718013	414,548	1.09%	-32.83%
2007	0.00%	71,274	23.666727	1,686,822	1.10%	-6.89%
2007	0.50%	195,390	22.549722	4,405,990	1.10%	-7.36%
2007	0.80%	92,646	21.905042	2,029,415	1.10%	-7.64%
2007	1.00%	43,030	17.444838	750,651	1.10%	-7.83%
2006	0.00%	98,728	25.419000	2,509,567	0.43%	17.29%
2006	0.50%	176,848	24.341439	4,304,735	0.43%	16.71%
2006	0.80%	175,584	23.717026	4,164,330	0.43%	16.36%
2006	1.00%	53,404	18.925926	1,010,720	0.43%	16.13%
2006	1.30%	1,840	22.711726	41,790	0.43%	15.78%
2005	0.00%	107,082	21.671283	2,320,604	0.06%	3.07%
2005	0.50%	164,618	20.856322	3,433,326	0.06%	2.56%
2005	0.80%	287,838	20.382189	5,866,769	0.06%	2.25%
2005	1.00%	105,618	16.297231	1,721,281	0.06%	2.05%
2005	1.30%	14,854	19.615792	291,373	0.06%	1.75%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	0.00%	77,583	27.102331	2,102,680	0.27%	34.70%
2009	0.50%	340,812	33.340069	11,362,696	0.27%	34.03%
2009	0.80%	103,817	32.295248	3,352,796	0.27%	33.63%
2009	1.00%	29,328	12.403715	363,776	0.27%	33.36%
2008	0.00%	95,931	20.120207	1,930,152	0.82%	-38.19%
2008	0.50%	389,374	24.875036	9,685,692	0.82%	-38.50%
2008	0.80%	127,206	24.167902	3,074,302	0.82%	-38.68%
2008	1.00%	33,872	9.300801	315,037	0.82%	-38.80%
2007	0.00%	118,982	32.550692	3,872,946	0.09%	2.13%
2007	0.50%	385,134	40.445411	15,576,903	0.09%	1.62%
2007	0.80%	190,308	39.414039	7,500,807	0.09%	1.31%
2007	1.00%	38,152	15.198601	579,857	0.09%	1.11%
2007	1.30%	392	37.083919	14,537	0.09%	0.81%
2006	0.00%	127,382	31.871050	4,059,798	0.11%	12.04%
2006	0.50%	319,750	39.800578	12,726,235	0.11%	11.48%
2006	0.80%	325,094	38.902849	12,647,083	0.11%	11.15%
2006	1.00%	49,560	15.031685	744,970	0.11%	10.93%
2006	1.30%	816	36.787497	30,019	0.11%	10.60%
2005	0.00%	133,578	28.446533	3,799,831	0.00%	12.32%
2005	0.50%	159,914	35.701630	5,709,190	0.00%	11.76%
2005	0.80%	568,428	35.000912	19,895,498	0.00%	11.42%
2005	1.00%	40,176	13.551021	544,426	0.00%	11.20%
2005	1.30%	6,916	33.263194	230,048	0.00%	10.87%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2009	0.00%	12,961	$16.140130	$209,192	10.24%	24.38%
2009	0.50%	63,508	15.378776	976,675	10.24%	23.76%
2009	0.80%	8,435	14.939280	126,013	10.24%	23.39%
2009	1.00%	12,411	14.359495	178,216	10.24%	23.14%
2008	0.00%	7,635	12.976596	99,076	6.56%	-17.29%
2008	0.50%	52,478	12.426396	652,112	6.56%	-17.70%
2008	0.80%	10,404	12.107507	125,967	6.56%	-17.95%
2008	1.00%	4,740	11.660904	55,273	6.56%	-18.11%
2007	0.00%	9,784	15.689482	153,506	4.10%	4.62%
2007	0.50%	61,778	15.099593	932,823	4.10%	4.10%
2007	0.80%	19,404	14.756333	286,332	4.10%	3.79%
2007	1.00%	17,946	14.240475	255,560	4.10%	3.58%
2006	0.00%	10,602	14.995990	158,987	4.42%	4.84%
2006	0.50%	39,090	14.504882	566,996	4.42%	4.32%
2006	0.80%	37,902	14.217959	538,889	4.42%	4.00%
2006	1.00%	14,786	13.748525	203,286	4.42%	3.80%
2005	0.00%	14,212	14.303985	203,288	3.89%	2.18%
2005	0.50%	11,354	13.904678	157,874	3.89%	1.67%
2005	0.80%	44,454	13.670462	607,707	3.89%	1.37%
2005	1.00%	2,210	13.245485	29,273	3.89%	1.17%
2005	1.30%	2,220	13.288789	29,501	3.89%	0.86%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2009	0.00%	3,355	10.650192	35,731	2.72%	7.11%
2009	0.50%	177,387	10.561833	1,873,532	2.72%	6.58%
2009	0.80%	7,304	10.509149	76,759	2.72%	6.26%
2008	0.00%	259	9.943310	2,575	1.15%	-0.57%	5/1/2008
2008	0.50%	2,297	9.910227	22,764	1.15%	-0.90%	5/1/2008
2008	0.80%	231	9.890421	2,285	1.15%	-1.10%	5/1/2008
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.00%	1,823	3.325931	6,063	0.00%	52.47%
2009	0.50%	43,071	3.175501	136,772	0.00%	51.71%
2009	0.80%	6,450	3.088555	19,921	0.00%	51.25%
2009	1.00%	50,209	2.946550	147,943	0.00%	50.95%
2008	0.00%	2,006	2.181418	4,376	0.00%	-48.57%
2008	0.50%	49,323	2.093189	103,242	0.00%	-48.83%
2008	0.80%	22,045	2.041986	45,016	0.00%	-48.98%
2008	1.00%	18,399	1.951999	35,915	0.00%	-49.08%
2007	0.00%	10,448	4.241547	44,316	0.00%	20.09%
2007	0.50%	53,296	4.090476	218,006	0.00%	19.49%
2007	0.80%	35,194	4.002446	140,862	0.00%	19.13%
2007	1.00%	39,948	3.833761	153,151	0.00%	18.89%
2006	0.00%	11,308	3.531877	39,938	0.00%	11.17%
2006	0.50%	55,710	3.423239	190,709	0.00%	10.62%
2006	0.80%	51,828	3.359674	174,125	0.00%	10.29%
2006	1.00%	27,680	3.224567	89,256	0.00%	10.07%
2005	0.00%	15,970	3.177040	50,737	0.00%	-0.52%
2005	0.50%	33,760	3.094710	104,477	0.00%	-1.01%
2005	0.80%	124,346	3.046342	378,800	0.00%	-1.31%
2005	1.00%	15,226	2.929673	44,607	0.00%	-1.50%
2005	1.30%	2,224	2.967380	6,599	0.00%	-1.80%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.00%	4,024	$12.888766	$51,864	0.00%	52.44%
2009	0.50%	27,463	12.591433	345,799	0.00%	51.68%
2009	0.80%	4,272	12.416314	53,042	0.00%	51.23%
2008	0.00%	635	8.454726	5,369	0.00%	-48.59%
2008	0.50%	20,999	8.301071	174,314	0.00%	-48.84%
2008	0.80%	5,426	8.210206	44,549	0.00%	-49.00%
2007	0.00%	1,330	16.444438	21,871	0.00%	20.19%
2007	0.50%	37,420	16.226798	607,207	0.00%	19.58%
2007	0.80%	8,672	16.097584	139,598	0.00%	19.22%
2006	0.00%	172	13.682536	2,353	0.00%	11.08%
2006	0.50%	12,314	13.569468	167,094	0.00%	10.53%
2006	0.80%	8,150	13.502082	110,042	0.00%	10.20%
2005	0.00%	2,428	12.317458	29,907	0.00%	23.17%	5/2/2005
2005	0.50%	18,758	12.276743	230,287	0.00%	22.77%	5/2/2005
2005	0.80%	10,504	12.252375	128,699	0.00%	22.52%	5/2/2005
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	0.00%	3,678	14.212216	52,273	0.00%	25.84%
2009	0.50%	26,597	13.677495	363,780	0.00%	25.21%
2009	0.80%	4,858	13.366367	64,934	0.00%	24.84%
2008	0.00%	9,519	11.293974	107,507	0.00%	-41.29%
2008	0.50%	28,348	10.923540	309,661	0.00%	-41.58%
2008	0.80%	6,758	10.707131	72,359	0.00%	-41.76%
2008	1.00%	2,565	10.565207	27,100	0.00%	-41.88%
2007	0.00%	10,106	19.237188	194,411	0.00%	22.49%
2007	0.50%	28,912	18.699798	540,649	0.00%	21.87%
2007	0.80%	7,828	18.384573	143,914	0.00%	21.50%
2007	1.00%	2,584	18.177321	46,970	0.00%	21.26%
2006	0.00%	9,376	15.705651	147,256	0.25%	-0.29%
2006	0.50%	18,158	15.343823	278,613	0.25%	-0.78%
2006	0.80%	13,106	15.130732	198,303	0.25%	-1.08%
2006	1.00%	9,994	14.990265	149,813	0.25%	-1.28%
2005	0.00%	5,658	15.751023	89,119	0.00%	11.96%
2005	0.50%	14,474	15.465102	223,842	0.00%	11.41%
2005	0.80%	30,714	15.296041	469,803	0.00%	11.07%
2005	1.00%	13,390	15.184319	203,318	0.00%	10.85%
2005	1.30%	1,378	15.018298	20,695	0.00%	10.52%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2009	0.80%	91	12.990421	1,182	0.07%	29.90%	5/1/2009
2009	1.00%	393	12.973105	5,098	0.07%	29.73%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2009	0.50%	868	12.990964	11,276	0.77%	29.91%	5/1/2009
2009	0.80%	106	12.965005	1,374	0.77%	29.65%	5/1/2009
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2009	0.00%	4,308	14.249315	61,386	1.11%	28.55%
2009	0.50%	33,022	13.781994	455,109	1.11%	27.91%
2009	0.80%	6,110	13.508987	82,540	1.11%	27.52%
2008	0.00%	6,958	11.084763	77,128	1.98%	-36.99%
2008	0.50%	33,463	10.774963	360,563	1.98%	-37.31%
2008	0.80%	7,035	10.593240	74,523	1.98%	-37.49%
2007	0.00%	8,692	17.592080	152,910	1.71%	-2.22%
2007	0.50%	36,330	17.186389	624,382	1.71%	-2.71%
2007	0.80%	10,218	16.947459	173,169	1.71%	-3.00%
2006	0.00%	7,610	17.990877	136,911	1.74%	15.91%
2006	0.50%	28,342	17.664583	500,650	1.74%	15.33%
2006	0.80%	22,182	17.471634	387,556	1.74%	14.98%
2005	0.00%	5,522	15.522071	85,713	1.69%	4.25%
2005	0.50%	15,396	15.316704	235,816	1.69%	3.73%
2005	0.80%	32,400	15.194781	492,311	1.69%	3.42%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2009	0.00%	65,646	$7.388147	$485,002	2.18%	30.84%
2009	0.50%	805,068	7.326555	5,898,375	2.18%	30.18%
2009	0.80%	203,153	7.289844	1,480,954	2.18%	29.79%
2009	1.00%	198	7.265473	1,439	2.18%	29.53%
2008	0.00%	215	5.646840	1,214	3.65%	-43.53%	5/1/2008
2008	0.50%	10,242	5.627880	57,641	3.65%	-43.72%	5/1/2008
2008	0.80%	226	5.616528	1,269	3.65%	-43.83%	5/1/2008
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2009	0.00%	44,762	16.258487	727,762	7.24%	13.33%
2009	0.50%	48,176	23.768919	1,145,091	7.24%	12.76%
2009	0.80%	16,879	18.952010	319,891	7.24%	12.42%
2009	1.00%	45,151	11.997871	541,716	7.24%	12.20%
2008	0.00%	42,417	14.346598	608,540	4.47%	-13.43%
2008	0.50%	68,340	21.078952	1,440,536	4.47%	-13.86%
2008	0.80%	18,838	16.857653	317,564	4.47%	-14.12%
2008	1.00%	37,893	10.693363	405,204	4.47%	-14.29%
2007	0.00%	47,302	16.571972	783,887	2.65%	4.77%
2007	0.50%	68,620	24.470719	1,679,181	2.65%	4.25%
2007	0.80%	30,596	19.629002	600,569	2.65%	3.93%
2007	1.00%	47,540	12.476258	593,121	2.65%	3.72%
2006	0.00%	50,648	15.817282	801,114	3.06%	4.20%
2006	0.50%	55,674	23.474013	1,306,892	3.06%	3.68%
2006	0.80%	50,380	18.886370	951,495	3.06%	3.37%
2006	1.00%	58,744	12.028394	706,596	3.06%	3.17%
2006	1.30%	492	18.678278	9,190	3.06%	2.86%
2005	0.00%	52,164	15.179497	791,823	2.61%	1.44%
2005	0.50%	38,328	22.640077	867,749	2.61%	0.94%
2005	0.80%	93,430	18.269985	1,706,965	2.61%	0.64%
2005	1.00%	47,674	11.659063	555,834	2.61%	0.44%
2005	1.30%	3,662	18.158987	66,498	2.61%	0.14%
V.I. Basic Value Fund - Series I (AVBVI)
2009	0.00%	1,851	12.593649	23,311	0.19%	48.00%
2008	0.00%	5,955	8.509083	50,672	0.76%	-51.77%
2008	0.50%	19,612	8.271175	162,214	0.76%	-52.01%
2008	0.80%	3,970	8.131642	32,283	0.76%	-52.15%
2007	0.00%	1,070	17.641592	18,877	0.50%	1.54%
2007	0.50%	40,204	17.234687	692,903	0.50%	1.03%
2007	0.80%	10,750	16.995087	182,697	0.50%	0.73%
2006	0.00%	1,192	17.373346	20,709	0.55%	13.20%
2006	0.50%	55,976	17.058177	954,849	0.55%	12.64%
2006	0.80%	20,662	16.871856	348,606	0.55%	12.30%
2005	0.00%	1,026	15.346928	15,746	0.09%	5.74%
2005	0.50%	27,146	15.143837	411,095	0.09%	5.21%
2005	0.80%	24,934	15.023289	374,591	0.09%	4.90%
V.I. Capital Appreciation Fund - Series I (AVCA)
2009	0.00%	2,297	11.924271	27,390	0.62%	21.08%
2009	0.50%	4,175	11.533213	48,151	0.62%	20.47%
2009	0.80%	395	11.304770	4,465	0.62%	20.11%
2008	0.00%	681	9.848393	6,707	0.00%	-42.49%
2008	0.50%	5,870	9.573139	56,194	0.00%	-42.78%
2008	0.80%	605	9.411708	5,694	0.00%	-42.95%
2007	0.00%	692	17.125365	11,851	0.00%	12.01%
2007	0.50%	17,866	16.730402	298,905	0.00%	11.45%
2007	0.80%	2,752	16.497826	45,402	0.00%	11.12%
2006	0.50%	2,876	15.011307	43,173	0.04%	5.77%
2006	0.80%	1,686	14.847340	25,033	0.04%	5.46%
2005	0.00%	780	14.382523	11,218	0.04%	8.84%
2005	0.50%	288	14.192232	4,087	0.04%	8.29%
2005	0.80%	4,924	14.079275	69,326	0.04%	7.97%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Capital Development Fund - Series I (AVCDI)
2009	0.00%	3,822	$16.042234	$61,313	0.00%	42.37%
2009	0.50%	8,616	15.516104	133,687	0.00%	41.66%
2009	0.80%	2,761	15.208702	41,991	0.00%	41.24%
2008	0.00%	3,277	11.267930	36,925	0.00%	-47.03%
2008	0.50%	9,085	10.952988	99,508	0.00%	-47.29%
2008	0.80%	3,567	10.768244	38,410	0.00%	-47.45%
2007	0.00%	2,980	21.270438	63,386	0.00%	10.84%
2007	0.50%	23,104	20.779892	480,099	0.00%	10.29%
2007	0.80%	5,092	20.491015	104,340	0.00%	9.96%
2006	0.00%	2,070	19.189430	39,722	0.00%	16.52%
2006	0.50%	11,446	18.841359	215,658	0.00%	15.94%
2006	0.80%	7,586	18.635564	141,369	0.00%	15.59%
2005	0.00%	2,094	16.468791	34,486	0.00%	9.60%
2005	0.50%	3,614	16.250893	58,731	0.00%	9.06%
2005	0.80%	9,328	16.121553	150,382	0.00%	8.73%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2009	0.00%	6,768	12.867191	87,085	4.22%	20.82%
2009	0.50%	22,233	12.445189	276,694	4.22%	20.22%
2009	0.80%	4,088	12.198669	49,868	4.22%	19.86%
2008	0.00%	16,526	10.649521	175,994	2.08%	-40.60%
2008	0.50%	28,510	10.351889	295,132	2.08%	-40.90%
2008	0.80%	5,311	10.177334	54,052	2.08%	-41.08%
2007	0.00%	18,646	17.929588	334,315	1.55%	5.12%
2007	0.50%	20,390	17.516124	357,154	1.55%	4.59%
2007	0.80%	15,124	17.272663	261,232	1.55%	4.28%
2006	0.00%	19,406	17.056580	331,000	1.47%	17.29%
2006	0.50%	15,978	16.747221	267,587	1.47%	16.70%
2006	0.80%	28,032	16.564321	464,331	1.47%	16.35%
2005	0.00%	17,122	14.542693	249,000	1.68%	4.87%
2005	0.50%	10,070	14.350279	144,507	1.68%	4.35%
2005	0.80%	37,766	14.236062	537,639	1.68%	4.03%
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2009	0.00%	3,930	18.846934	74,068	1.08%	42.86%
2009	0.50%	29,568	18.228862	538,991	1.08%	42.14%
2009	0.80%	4,957	17.867799	88,571	1.08%	41.72%
2008	0.00%	5,223	13.192861	68,906	0.75%	-35.58%
2008	0.50%	30,212	12.824196	387,445	0.75%	-35.90%
2008	0.80%	7,514	12.607947	94,736	0.75%	-36.09%
2007	0.00%	4,368	20.478040	89,448	1.06%	1.70%
2007	0.50%	38,038	20.005857	760,983	1.06%	1.19%
2007	0.80%	10,032	19.727780	197,909	1.06%	0.89%
2006	0.00%	2,614	20.134859	52,633	0.39%	14.42%
2006	0.50%	36,812	19.769734	727,763	0.39%	13.85%
2006	0.80%	22,658	19.553834	443,051	0.39%	13.51%
2005	0.00%	3,250	17.597332	57,191	0.72%	6.91%
2005	0.50%	26,464	17.364568	459,536	0.72%	6.38%
2005	0.80%	29,330	17.226379	505,250	0.72%	6.06%
VP Balanced Fund - Class I (ACVB)
2009	0.00%	22,461	19.949729	448,091	5.53%	15.48%
2009	0.50%	86,103	24.735048	2,129,762	5.53%	14.91%
2009	0.80%	29,897	24.084460	720,053	5.53%	14.56%
2009	1.00%	55,234	11.064741	611,150	5.53%	14.33%
2009	1.30%	1	22.045707	22	5.53%	13.99%
2008	0.00%	23,201	17.275155	400,801	2.47%	-20.33%
2008	0.50%	98,678	21.526265	2,124,169	2.47%	-20.73%
2008	0.80%	46,134	21.023041	969,877	2.47%	-20.97%
2008	1.00%	57,666	9.677622	558,070	2.47%	-21.13%
2007	0.00%	27,022	21.683809	585,940	2.12%	4.94%
2007	0.50%	72,948	27.155398	1,980,932	2.12%	4.41%
2007	0.80%	62,528	26.600354	1,663,267	2.12%	4.09%
2007	1.00%	38,914	12.269595	477,459	2.12%	3.89%
2007	1.30%	8	24.593469	197	2.12%	3.57%
2006	0.00%	29,950	20.663955	618,885	1.93%	9.62%
2006	0.50%	58,648	26.008605	1,525,353	1.93%	9.07%
2006	0.80%	90,872	25.553959	2,322,139	1.93%	8.75%
2006	1.00%	44,838	11.810656	529,566	1.93%	8.53%
2006	1.30%	990	23.745073	23,508	1.93%	8.21%
2005	0.00%	40,316	18.850696	759,985	1.83%	4.93%
2005	0.50%	50,386	23.844923	1,201,450	1.83%	4.41%
2005	0.80%	119,320	23.498278	2,803,815	1.83%	4.10%
2005	1.00%	52,040	10.882231	566,311	1.83%	3.89%
2005	1.30%	2,878	21.944037	63,155	1.83%	3.58%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Capital Appreciation Fund - Class I (ACVCA)
2009	0.00%	13,421	$17.505890	$234,947	1.33%	37.07%
2009	0.50%	504	43.039250	21,692	1.33%	36.39%
2009	0.80%	465	26.518517	12,331	1.33%	35.98%
2009	1.00%	128,037	8.600594	1,101,194	1.33%	35.71%
2008	0.00%	41,738	12.771185	533,044	0.00%	-46.18%
2008	0.50%	182,727	31.556083	5,766,148	0.00%	-46.45%
2008	0.80%	130,432	19.501606	2,543,633	0.00%	-46.61%
2008	1.00%	143,436	6.337501	909,026	0.00%	-46.72%
2007	0.00%	57,452	23.730825	1,363,383	0.00%	45.80%
2007	0.50%	191,634	58.930990	11,293,181	0.00%	45.07%
2007	0.80%	170,672	36.529047	6,234,486	0.00%	44.64%
2007	1.00%	220,292	11.894815	2,620,333	0.00%	44.35%
2007	1.30%	2	36.460250	73	0.00%	43.91%
2006	0.00%	58,212	16.275964	947,456	0.00%	17.22%
2006	0.50%	148,624	40.621668	6,037,355	0.00%	16.64%
2006	0.80%	250,368	25.255777	6,323,238	0.00%	16.29%
2006	1.00%	149,970	8.240477	1,235,824	0.00%	16.06%
2006	1.30%	556	25.335087	14,086	0.00%	15.71%
2005	0.00%	73,308	13.885054	1,017,886	0.00%	22.06%
2005	0.50%	104,698	34.827698	3,646,390	0.00%	21.46%
2005	0.80%	365,618	21.718376	7,940,629	0.00%	21.09%
2005	1.00%	171,146	7.100441	1,215,212	0.00%	20.85%
2005	1.30%	6,016	21.895512	131,723	0.00%	20.49%
VP Income & Growth Fund - Class I (ACVIG)
2009	0.00%	26,440	11.767915	311,144	5.01%	18.10%
2009	0.50%	101,794	11.100863	1,130,001	5.01%	17.51%
2009	0.80%	15,113	10.718927	161,995	5.01%	17.16%
2009	1.00%	7,280	8.654230	63,003	5.01%	16.92%
2008	0.00%	29,644	9.964615	295,391	2.06%	-34.59%
2008	0.50%	123,288	9.446908	1,164,690	2.06%	-34.91%
2008	0.80%	27,111	9.149298	248,047	2.06%	-35.11%
2008	1.00%	9,362	7.401733	69,295	2.06%	-35.24%
2007	0.00%	27,666	15.233128	421,440	1.88%	-0.07%
2007	0.50%	111,674	14.514258	1,620,865	1.88%	-0.57%
2007	0.80%	55,800	14.099337	786,743	1.88%	-0.87%
2007	1.00%	14,802	11.429189	169,175	1.88%	-1.07%
2006	0.00%	28,052	15.243369	427,607	1.88%	17.09%
2006	0.50%	110,050	14.597227	1,606,425	1.88%	16.50%
2006	0.80%	99,066	14.222782	1,408,994	1.88%	16.16%
2006	1.00%	24,302	11.552475	280,748	1.88%	15.93%
2005	0.00%	27,378	13.018850	356,430	2.03%	4.63%
2005	0.50%	83,992	12.529281	1,052,359	2.03%	4.11%
2005	0.80%	157,452	12.244450	1,927,913	2.03%	3.80%
2005	1.00%	20,504	9.965424	204,331	2.03%	3.59%
2005	1.30%	8,246	11.784027	97,171	2.03%	3.28%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Inflation Protection Fund - Class II (ACVIP2)
2009	0.00%	22,549	$13.385524	$301,830	1.82%	10.21%
2009	0.50%	108,771	12.945320	1,408,075	1.82%	9.66%
2009	0.80%	13,631	12.687145	172,938	1.82%	9.33%
2008	0.00%	25,234	12.144940	306,465	4.87%	-1.59%
2008	0.50%	84,313	11.804557	995,278	4.87%	-2.08%
2008	0.80%	17,280	11.604121	200,519	4.87%	-2.38%
2007	0.00%	16,186	12.340997	199,751	4.41%	9.49%
2007	0.50%	44,004	12.055397	530,486	4.41%	8.94%
2007	0.80%	14,896	11.886541	177,062	4.41%	8.61%
2006	0.00%	14,560	11.270913	164,104	3.22%	1.59%
2006	0.50%	25,006	11.065707	276,709	3.22%	1.08%
2006	0.80%	38,652	10.943891	423,003	3.22%	0.78%
2005	0.00%	10,992	11.094803	121,954	4.38%	1.56%
2005	0.50%	24,828	10.947391	271,802	4.38%	1.06%
2005	0.80%	71,902	10.859530	780,822	4.38%	0.75%
VP International Fund - Class I (ACVI)
2009	0.00%	16,897	20.620545	348,425	3.20%	33.76%
2009	0.80%	572	20.510931	11,732	3.20%	32.70%
2009	1.00%	54,101	8.597301	465,123	3.20%	32.43%
2008	0.00%	31,455	15.415539	484,896	0.86%	-44.82%
2008	0.50%	167,006	15.879697	2,652,005	0.86%	-45.10%
2008	0.80%	35,916	15.456745	555,144	0.86%	-45.26%
2008	1.00%	62,231	6.491776	403,990	0.86%	-45.37%
2007	0.00%	38,002	27.938306	1,061,712	0.72%	18.06%
2007	0.50%	180,196	28.924155	5,212,017	0.72%	17.46%
2007	0.80%	73,188	28.238561	2,066,724	0.72%	17.11%
2007	1.00%	79,918	11.883894	949,737	0.72%	16.88%
2007	1.30%	354	26.406669	9,348	0.72%	16.52%
2006	0.00%	42,276	23.665218	1,000,471	1.65%	25.03%
2006	0.50%	181,244	24.623712	4,462,900	1.65%	24.40%
2006	0.80%	165,218	24.112654	3,983,844	1.65%	24.03%
2006	1.00%	60,986	10.167970	620,104	1.65%	23.79%
2006	1.30%	6,172	22.662010	139,870	1.65%	23.42%
2005	0.00%	52,474	18.928348	993,246	1.27%	13.25%
2005	0.50%	109,946	19.793391	2,176,204	1.27%	12.69%
2005	0.80%	311,096	19.440637	6,047,904	1.27%	12.35%
2005	1.00%	61,088	8.214210	501,790	1.27%	12.13%
2005	1.30%	14,464	18.362361	265,593	1.27%	11.80%
VP International Fund - Class III (ACVI3)
2009	0.00%	17,215	12.717392	218,930	3.37%	33.76%
2008	0.00%	25,760	9.507294	244,908	0.79%	-44.82%
2008	0.50%	146,762	9.334573	1,369,961	0.79%	-45.10%
2008	0.80%	43,028	9.232446	397,254	0.79%	-45.26%
2007	0.00%	25,082	17.230511	432,176	0.60%	18.06%
2007	0.50%	129,282	17.002494	2,198,116	0.60%	17.46%
2007	0.80%	56,198	16.867137	947,899	0.60%	17.11%
2006	0.00%	20,366	14.595156	297,245	1.19%	25.03%
2006	0.50%	52,054	14.474561	753,459	1.19%	24.40%
2006	0.80%	80,238	14.402688	1,155,643	1.19%	24.03%
2005	0.00%	20,404	11.673757	238,191	0.00%	16.74%	5/2/2005
2005	0.50%	43,276	11.635157	503,523	0.00%	16.35%	5/2/2005
2005	0.80%	69,942	11.612061	812,171	0.00%	16.12%	5/2/2005
VP Mid Cap Value Fund - Class I (ACVMV1)
2009	0.00%	3,761	13.081223	49,198	3.82%	29.94%
2009	0.50%	65,407	12.779527	835,871	3.82%	29.30%
2009	0.80%	9,006	12.601860	113,492	3.82%	28.91%
2008	0.00%	4,099	10.066767	41,264	0.09%	-24.35%
2008	0.50%	66,882	9.883888	661,054	0.09%	-24.73%
2008	0.80%	9,574	9.775760	93,593	0.09%	-24.95%
2007	0.00%	3,036	13.306496	40,399	0.70%	-2.31%
2007	0.50%	69,408	13.130382	911,354	0.70%	-2.80%
2007	0.80%	15,018	13.025836	195,622	0.70%	-3.09%
2006	0.00%	5,932	13.620466	80,797	1.31%	20.30%
2006	0.50%	28,362	13.507944	383,112	1.31%	19.70%
2006	0.80%	15,610	13.440882	209,812	1.31%	19.34%
2005	0.00%	956	11.322176	10,824	1.06%	13.22%	5/2/2005
2005	0.50%	2,498	11.284751	28,189	1.06%	12.85%	5/2/2005
2005	0.80%	5,722	11.262347	64,443	1.06%	12.62%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Ultra(R) Fund - Class I (ACVU1)
2009	0.00%	2,677	$10.457353	$27,994	0.46%	34.48%
2009	1.00%	2,132	9.685187	20,649	0.46%	33.14%
2008	0.00%	5,710	7.776182	44,402	0.00%	-41.48%
2008	0.50%	26,006	7.521089	195,593	0.00%	-41.77%
2008	0.80%	6,452	7.372083	47,565	0.00%	-41.95%
2008	1.00%	2,588	7.274343	18,826	0.00%	-42.06%
2007	0.00%	9,952	13.288079	132,243	0.00%	21.02%
2007	0.50%	51,430	12.916798	664,311	0.00%	20.41%
2007	0.80%	11,886	12.699015	150,940	0.00%	20.05%
2007	1.00%	2,778	12.555821	34,880	0.00%	19.81%
2006	0.00%	9,430	10.980437	103,546	0.00%	-3.28%
2006	0.50%	21,516	10.727394	230,811	0.00%	-3.76%
2006	0.80%	18,008	10.578387	190,496	0.00%	-4.04%
2006	1.00%	1,340	10.480144	14,043	0.00%	-4.24%
2005	0.00%	9,754	11.352287	110,730	0.00%	2.17%
2005	0.50%	20,298	11.146133	226,244	0.00%	1.66%
2005	0.80%	34,120	11.024259	376,148	0.00%	1.35%
2005	1.00%	5,288	10.943695	57,870	0.00%	1.15%
VP Value Fund - Class I (ACVV)
2009	0.00%	56,018	23.686331	1,326,861	5.84%	19.86%
2009	0.50%	202,297	22.072010	4,465,101	5.84%	19.27%
2009	0.80%	43,721	21.343028	933,139	5.84%	18.91%
2009	1.00%	42,294	15.543434	657,394	5.84%	18.67%
2008	0.00%	61,645	19.761076	1,218,172	2.47%	-26.78%
2008	0.50%	229,017	18.506594	4,238,325	2.47%	-27.14%
2008	0.80%	63,519	17.949130	1,140,111	2.47%	-27.36%
2008	1.00%	53,224	13.097945	697,125	2.47%	-27.51%
2007	0.00%	72,996	26.987072	1,969,948	1.65%	-5.14%
2007	0.50%	241,306	25.400814	6,129,369	1.65%	-5.61%
2007	0.80%	102,224	24.709849	2,525,940	1.65%	-5.90%
2007	1.00%	72,664	18.067598	1,312,864	1.65%	-6.09%
2006	0.00%	72,824	28.448790	2,071,755	1.39%	18.65%
2006	0.50%	213,238	26.911603	5,738,576	1.39%	18.06%
2006	0.80%	200,588	26.258655	5,267,171	1.39%	17.71%
2006	1.00%	83,020	19.238731	1,597,199	1.39%	17.48%
2005	0.00%	73,392	23.976512	1,759,684	0.88%	5.03%
2005	0.50%	121,762	22.794288	2,775,478	0.88%	4.51%
2005	0.80%	333,368	22.307840	7,436,720	0.88%	4.20%
2005	1.00%	71,670	16.376728	1,173,720	0.88%	3.99%
2005	1.30%	16,188	21.324425	345,200	0.88%	3.68%
VP Vista(SM) Fund - Class I (ACVVS1)
2009	0.00%	3,463	10.990064	38,059	0.00%	22.47%
2008	0.00%	4,820	8.973691	43,253	0.00%	-48.62%
2008	0.50%	85,867	8.810636	756,543	0.00%	-48.88%
2008	0.80%	14,766	8.714227	128,674	0.00%	-49.03%
2007	0.00%	5,970	17.466180	104,273	0.00%	39.77%
2007	0.50%	80,738	17.235095	1,391,527	0.00%	39.07%
2007	0.80%	18,398	17.097896	314,567	0.00%	38.65%
2006	0.50%	1,972	12.392995	24,439	0.00%	8.47%
2006	0.80%	1,344	12.331439	16,573	0.00%	8.14%
2005	0.50%	242	11.425723	2,765	0.00%	14.26%	5/2/2005
2005	0.80%	2,306	11.403054	26,295	0.00%	14.03%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	0.00%	23,938	$13.569574	$324,828	2.51%	25.03%
2009	0.50%	57,317	13.059017	748,504	2.51%	24.40%
2009	0.80%	10,571	12.761955	134,907	2.51%	24.03%
2009	1.00%	13,278	12.567656	166,873	2.51%	23.78%
2008	0.00%	20,630	10.853308	223,904	0.87%	-30.91%
2008	0.50%	48,249	10.497320	506,485	0.87%	-31.26%
2008	0.80%	13,403	10.289367	137,908	0.87%	-31.46%
2008	1.00%	18,400	10.153007	186,815	0.87%	-31.60%
2007	0.00%	26,930	15.709599	423,060	0.37%	-0.65%
2007	0.50%	47,664	15.270683	727,862	0.37%	-1.15%
2007	0.80%	22,938	15.013257	344,374	0.37%	-1.45%
2007	1.00%	18,706	14.844030	277,672	0.37%	-1.65%
2006	0.00%	29,498	15.813075	466,454	0.36%	14.41%
2006	0.50%	46,836	15.448774	723,559	0.36%	13.84%
2006	0.80%	42,596	15.234242	648,918	0.36%	13.50%
2006	1.00%	20,468	15.092865	308,921	0.36%	13.28%
2005	0.00%	38,236	13.821296	528,471	0.00%	7.23%
2005	0.50%	38,160	13.570376	517,846	0.00%	6.70%
2005	0.80%	52,974	13.422021	711,018	0.00%	6.38%
2005	1.00%	15,334	13.324009	204,310	0.00%	6.17%
2005	1.30%	5,586	13.178346	73,614	0.00%	5.85%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.00%	340,061	20.917605	7,113,262	2.10%	26.33%
2009	0.50%	917,137	28.348457	25,999,419	2.10%	25.70%
2009	0.80%	259,068	27.544961	7,136,018	2.10%	25.33%
2009	1.00%	262,346	8.220290	2,156,560	2.10%	25.08%
2009	1.30%	1	25.395713	25	2.10%	24.70%
2008	0.00%	383,007	16.557351	6,341,581	2.05%	-37.14%
2008	0.50%	952,613	22.551717	21,483,059	2.05%	-37.46%
2008	0.80%	384,851	21.978365	8,458,396	2.05%	-37.64%
2008	1.00%	321,585	6.572170	2,113,511	2.05%	-37.77%
2007	0.00%	420,020	26.340376	11,063,485	1.70%	5.26%
2007	0.50%	950,264	36.056885	34,263,560	1.70%	4.73%
2007	0.80%	618,332	35.246027	21,793,746	1.70%	4.41%
2007	1.00%	340,954	10.560744	3,600,728	1.70%	4.20%
2007	1.30%	6	32.822912	197	1.70%	3.89%
2006	0.00%	481,242	25.025241	12,043,197	1.65%	15.50%
2006	0.50%	710,704	34.429253	24,469,008	1.65%	14.92%
2006	0.80%	1,054,364	33.756668	35,591,815	1.65%	14.58%
2006	1.00%	377,588	10.134844	3,826,795	1.65%	14.35%
2006	1.30%	13,440	31.594380	424,628	1.65%	14.01%
2005	0.00%	514,448	21.667325	11,146,712	1.60%	4.69%
2005	0.50%	544,048	29.958454	16,298,837	1.60%	4.17%
2005	0.80%	1,502,104	29.461184	44,253,762	1.60%	3.86%
2005	1.00%	344,792	8.862854	3,055,841	1.60%	3.65%
2005	1.30%	43,062	27.711836	1,193,327	1.60%	3.34%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2009	0.00%	25,239	16.932768	427,366	0.97%	33.76%
2009	0.50%	124,121	24.330103	3,019,877	0.97%	33.09%
2009	0.80%	100,952	23.639940	2,386,499	0.97%	32.69%
2009	1.00%	17,511	6.270634	109,805	0.97%	32.42%
2008	0.00%	26,451	12.659521	334,857	0.76%	-34.42%
2008	0.50%	136,568	18.281160	2,496,621	0.76%	-34.75%
2008	0.80%	117,793	17.815941	2,098,593	0.76%	-34.95%
2008	1.00%	19,389	4.735242	91,812	0.76%	-35.08%
2007	0.00%	29,132	19.305130	562,397	0.53%	7.79%
2007	0.50%	133,118	28.017912	3,729,688	0.53%	7.25%
2007	0.80%	147,566	27.387135	4,041,410	0.53%	6.92%
2007	1.00%	20,698	7.293750	150,966	0.53%	6.71%
2006	0.00%	35,276	17.910706	631,818	0.11%	9.20%
2006	0.50%	88,854	26.125145	2,321,324	0.11%	8.66%
2006	0.80%	216,438	25.614125	5,543,870	0.11%	8.33%
2006	1.00%	21,910	6.835295	149,761	0.11%	8.12%
2006	1.30%	430	23.974748	10,309	0.11%	7.79%
2005	0.00%	40,512	16.401660	664,464	0.00%	3.62%
2005	0.50%	50,962	24.043585	1,225,309	0.00%	3.10%
2005	0.80%	285,024	23.643910	6,739,082	0.00%	2.79%
2005	1.00%	20,360	6.322127	128,719	0.00%	2.59%
2005	1.30%	1,602	22.241255	35,630	0.00%	2.28%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2009	0.00%	53,869	$15.985658	$861,131	2.65%	22.56%
2009	0.50%	142,023	14.975150	2,126,816	2.65%	21.95%
2009	0.80%	31,383	14.468488	454,065	2.65%	21.58%
2009	1.00%	67,951	9.698799	659,043	2.65%	21.34%
2008	0.00%	53,547	13.043268	698,428	1.97%	-29.55%
2008	0.50%	129,485	12.279988	1,590,074	1.97%	-29.90%
2008	0.80%	62,193	11.900157	740,106	1.97%	-30.11%
2008	1.00%	84,234	7.993118	673,292	1.97%	-30.25%
2007	0.00%	53,388	18.514426	988,448	1.61%	7.13%
2007	0.50%	117,308	17.518498	2,055,060	1.61%	6.60%
2007	0.80%	94,654	17.027724	1,611,742	1.61%	6.27%
2007	1.00%	78,734	11.460137	902,302	1.61%	6.06%
2006	0.00%	57,100	17.281782	986,790	1.49%	16.48%
2006	0.50%	100,824	16.434584	1,657,000	1.49%	15.90%
2006	0.80%	155,994	16.022432	2,499,403	1.49%	15.55%
2006	1.00%	77,230	10.805247	834,489	1.49%	15.32%
2006	1.30%	10,234	15.282356	156,400	1.49%	14.98%
2005	0.00%	63,038	14.837109	935,302	0.02%	4.38%
2005	0.50%	71,712	14.180252	1,016,894	0.02%	3.86%
2005	0.80%	211,690	13.866041	2,935,302	0.02%	3.55%
2005	1.00%	21,248	9.369677	199,087	0.02%	3.34%
2005	1.30%	52,560	13.291662	698,610	0.02%	3.03%
Developing Leaders Portfolio - Initial Shares (DSC)
2009	0.00%	184	11.032594	2,030	2.01%	26.04%
2009	0.50%	6,951	10.670685	74,172	2.01%	25.41%
2009	0.80%	3,260	10.459262	34,097	2.01%	25.03%
2008	0.00%	175	8.753397	1,532	0.93%	-37.59%
2008	0.50%	9,322	8.508710	79,318	0.93%	-37.90%
2008	0.80%	3,511	8.365189	29,370	0.93%	-38.09%
2007	0.00%	178	14.026060	2,497	0.83%	-11.06%
2007	0.50%	9,412	13.702540	128,968	0.83%	-11.51%
2007	0.80%	4,684	13.512011	63,290	0.83%	-11.77%
2006	0.00%	3,288	15.770049	51,852	0.43%	3.77%
2006	0.50%	9,442	15.484023	146,200	0.43%	3.25%
2006	0.80%	11,426	15.314886	174,988	0.43%	2.95%
2005	0.00%	5,054	15.197076	76,806	0.00%	5.80%
2005	0.50%	6,920	14.996047	103,773	0.00%	5.27%
2005	0.80%	17,282	14.876684	257,099	0.00%	4.96%
Growth and Income Portfolio - Initial Shares (DGI)
2009	0.00%	23,756	13.751257	326,675	1.34%	28.79%
2009	0.50%	56,255	12.813906	720,846	1.34%	28.14%
2009	0.80%	20,532	12.390653	254,405	1.34%	27.76%
2009	1.00%	13,887	8.363624	116,146	1.34%	27.50%
2008	0.00%	31,342	10.677601	334,657	0.66%	-40.41%
2008	0.50%	57,462	9.999637	574,599	0.66%	-40.71%
2008	0.80%	28,885	9.698392	280,138	0.66%	-40.89%
2008	1.00%	15,792	6.559473	103,587	0.66%	-41.01%
2007	0.00%	33,820	17.918567	606,006	0.76%	8.45%
2007	0.50%	42,986	16.865204	724,968	0.76%	7.90%
2007	0.80%	47,184	16.406411	774,120	0.76%	7.58%
2007	1.00%	16,816	11.118706	186,972	0.76%	7.36%
2006	0.00%	38,470	16.523102	635,644	0.77%	14.51%
2006	0.50%	10,806	15.630140	168,899	0.77%	13.94%
2006	0.80%	83,514	15.250864	1,273,661	0.77%	13.60%
2006	1.00%	22,804	10.356384	236,167	0.77%	13.38%
2005	0.00%	35,564	14.429123	513,157	1.34%	3.35%
2005	0.50%	11,612	13.717541	159,288	1.34%	2.84%
2005	0.80%	98,630	13.424762	1,324,084	1.34%	2.53%
2005	1.00%	23,964	9.134532	218,900	1.34%	2.33%
2005	1.30%	7,396	12.832801	94,911	1.34%	2.02%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund II - Primary Shares (FVCA2P)
2009	0.50%	4,369	$13.059781	$57,058	1.80%	12.91%
2009	0.80%	1,183	12.801099	15,144	1.80%	12.58%
2008	0.50%	3,309	11.566132	38,272	0.21%	-29.72%
2008	0.80%	627	11.371112	7,130	0.21%	-29.93%
2007	0.50%	254	16.457068	4,180	0.71%	9.33%
2007	0.80%	626	16.228297	10,159	0.71%	9.00%
2006	0.80%	638	14.888388	9,499	0.79%	15.29%
2005	0.50%	1,354	13.017510	17,626	1.07%	1.41%
2005	0.80%	606	12.913893	7,826	1.07%	1.10%
Clover Value Fund II - Primary Shares (FALF)
2009	0.50%	3,849	11.259563	43,338	2.05%	14.14%
2009	0.80%	83	11.036543	916	2.05%	13.80%
2008	0.50%	8,553	9.864306	84,369	1.80%	-34.12%
2008	0.80%	81	9.697968	786	1.80%	-34.32%
2007	0.50%	7,374	14.973799	110,417	1.55%	-10.12%
2007	0.80%	1,754	14.765636	25,899	1.55%	-10.39%
2006	0.00%	406	16.967010	6,889	1.47%	16.81%
2006	0.50%	10,000	16.659331	166,593	1.47%	16.23%
2006	0.80%	1,782	16.477377	29,363	1.47%	15.88%
2005	0.00%	362	14.525597	5,258	1.33%	5.02%
2005	0.50%	6,978	14.333441	100,019	1.33%	4.50%
2005	0.80%	5,150	14.219360	73,230	1.33%	4.19%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.00%	5,927	10.283025	60,947	1.19%	1.28%
2009	0.50%	21,405	10.096031	216,106	1.19%	0.78%
2009	0.80%	1,673	9.985463	16,706	1.19%	0.48%
2008	0.00%	7,008	10.152569	71,149	1.51%	-0.86%
2008	0.50%	15,633	10.017981	156,611	1.51%	-1.36%
2008	0.80%	2,291	9.938077	22,768	1.51%	-1.65%
2007	0.50%	246	10.155871	2,498	0.57%	-1.98%
2007	0.80%	88	10.105146	889	0.57%	-2.27%
Quality Bond Fund II - Primary Shares (FQB)
2009	0.00%	29,675	14.515295	430,741	5.89%	20.43%
2009	0.50%	70,869	13.969361	989,995	5.89%	19.83%
2009	0.80%	12,329	13.651720	168,312	5.89%	19.48%
2009	1.00%	37,387	13.443967	502,630	5.89%	19.24%
2008	0.00%	22,443	12.052470	270,494	5.12%	-7.29%
2008	0.50%	40,508	11.657260	472,212	5.12%	-7.75%
2008	0.80%	16,052	11.426394	183,416	5.12%	-8.03%
2008	1.00%	34,491	11.275015	388,887	5.12%	-8.21%
2007	0.00%	17,856	12.999880	232,126	4.97%	5.38%
2007	0.50%	26,966	12.636630	340,759	4.97%	4.86%
2007	0.80%	22,236	12.423584	276,251	4.97%	4.54%
2007	1.00%	32,494	12.283540	399,141	4.97%	4.33%
2006	0.00%	19,464	12.335785	240,104	3.43%	4.15%
2006	0.50%	24,568	12.051517	296,082	3.43%	3.64%
2006	0.80%	39,918	11.884116	474,390	3.43%	3.33%
2006	1.00%	29,734	11.773803	350,082	3.43%	3.12%
2005	0.00%	19,802	11.843786	234,531	3.65%	1.30%
2005	0.50%	16,246	11.628696	188,920	3.65%	0.79%
2005	0.80%	60,574	11.501519	696,693	3.65%	0.49%
2005	1.00%	4,004	11.417503	45,716	3.65%	0.29%
2005	1.30%	296	11.292632	3,343	3.65%	-0.01%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity-Income Portfolio - Initial Class (FEIP)
2009	0.00%	200,574	$19.689180	$3,949,138	2.24%	30.21%
2009	0.50%	500,783	50.774293	25,426,903	2.24%	29.56%
2009	0.80%	202,135	41.417283	8,371,882	2.24%	29.17%
2009	1.00%	351,952	10.492986	3,693,027	2.24%	28.91%
2009	1.30%	1	37.630730	38	2.24%	28.53%
2008	0.00%	231,255	15.121228	3,496,860	2.40%	-42.65%
2008	0.50%	576,617	39.190034	22,597,640	2.40%	-42.94%
2008	0.80%	240,665	32.063918	7,716,663	2.40%	-43.11%
2008	1.00%	419,968	8.139596	3,418,370	2.40%	-43.23%
2007	0.00%	278,062	26.368140	7,331,978	1.77%	1.53%
2007	0.50%	592,452	68.682638	40,691,166	1.77%	1.02%
2007	0.80%	336,206	56.363167	18,949,635	1.77%	0.72%
2007	1.00%	463,760	14.336823	6,648,845	1.77%	0.51%
2007	1.30%	6	51.725856	310	1.77%	0.21%
2006	0.00%	307,480	25.970609	7,985,443	3.30%	20.19%
2006	0.50%	491,100	67.988158	33,388,984	3.30%	19.60%
2006	0.80%	547,442	55.961825	30,635,853	3.30%	19.24%
2006	1.00%	502,702	14.263392	7,170,236	3.30%	19.00%
2006	1.30%	3,596	51.616411	185,613	3.30%	18.65%
2005	0.00%	348,510	21.607366	7,530,383	1.64%	5.87%
2005	0.50%	344,836	56.848284	19,603,335	1.64%	5.34%
2005	0.80%	824,566	46.932598	38,699,025	1.64%	5.02%
2005	1.00%	537,298	11.985917	6,440,009	1.64%	4.81%
2005	1.30%	27,500	43.504590	1,196,376	1.64%	4.50%
High Income Portfolio - Initial Class (FHIP)
2009	0.00%	100,115	16.508703	1,652,769	7.68%	43.96%
2009	0.50%	190,562	34.797509	6,631,083	7.68%	43.24%
2009	0.80%	61,557	32.404743	1,994,739	7.68%	42.81%
2009	1.00%	159,831	12.636025	2,019,629	7.68%	42.53%
2008	0.00%	120,515	11.467804	1,382,042	8.25%	-24.98%
2008	0.50%	231,676	24.293166	5,628,144	8.25%	-25.36%
2008	0.80%	80,105	22.690582	1,817,629	8.25%	-25.58%
2008	1.00%	165,861	8.865726	1,470,478	8.25%	-25.73%
2007	0.00%	140,988	15.287268	2,155,321	7.41%	2.79%
2007	0.50%	247,158	32.546729	8,044,184	7.41%	2.27%
2007	0.80%	118,930	30.491108	3,626,307	7.41%	1.96%
2007	1.00%	145,894	11.937443	1,741,601	7.41%	1.76%
2006	0.00%	171,428	14.872903	2,549,632	7.80%	11.24%
2006	0.50%	261,306	31.824106	8,315,830	7.80%	10.68%
2006	0.80%	240,204	29.904168	7,183,101	7.80%	10.35%
2006	1.00%	136,954	11.731213	1,606,637	7.80%	10.13%
2006	1.30%	9,972	30.387910	303,028	7.80%	9.80%
2005	0.00%	185,840	13.370516	2,484,777	16.14%	2.70%
2005	0.50%	175,964	28.752380	5,059,384	16.14%	2.19%
2005	0.80%	356,194	27.098684	9,652,389	16.14%	1.88%
2005	1.00%	126,486	10.651851	1,347,310	16.14%	1.68%
2005	1.30%	21,016	27.674631	581,610	16.14%	1.38%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2009	0.00%	37,939	21.110749	800,921	2.27%	29.11%
2009	0.50%	232,760	36.641407	8,528,654	2.27%	28.47%
2009	0.80%	84,006	31.363945	2,634,760	2.27%	28.08%
2009	1.00%	186,964	11.332339	2,118,739	2.27%	27.83%
2009	1.30%	1	32.425044	32	2.27%	27.45%
2008	0.00%	49,593	16.350697	810,880	2.55%	-28.72%
2008	0.50%	271,683	28.521671	7,748,853	2.55%	-29.07%
2008	0.80%	107,493	24.486999	2,632,181	2.55%	-29.29%
2008	1.00%	212,470	8.865285	1,883,607	2.55%	-29.43%
2007	0.00%	54,336	22.938056	1,246,362	6.08%	15.50%
2007	0.50%	306,478	40.213337	12,324,503	6.08%	14.92%
2007	0.80%	132,782	34.628652	4,598,062	6.08%	14.58%
2007	1.00%	229,524	12.562122	2,883,308	6.08%	14.35%
2007	1.30%	6	36.160198	217	6.08%	14.00%
2006	0.00%	66,348	19.859153	1,317,615	2.71%	7.32%
2006	0.50%	286,878	34.991020	10,038,154	2.71%	6.78%
2006	0.80%	202,948	30.222570	6,133,610	2.71%	6.46%
2006	1.00%	252,802	10.985811	2,777,235	2.71%	6.25%
2006	1.30%	654	31.718247	20,744	2.71%	5.93%
2005	0.00%	71,156	18.505123	1,316,751	2.76%	4.04%
2005	0.50%	288,746	32.768260	9,461,704	2.76%	3.53%
2005	0.80%	261,190	28.387536	7,414,541	2.76%	3.22%
2005	1.00%	287,746	10.339381	2,975,116	2.76%	3.01%
2005	1.30%	7,118	29.941319	213,122	2.76%	2.70%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	0.00%	179,893	$29.787895	$5,358,634	1.36%	35.71%
2009	0.50%	895,768	32.887636	29,459,692	1.36%	35.03%
2009	0.80%	202,693	31.871810	6,460,193	1.36%	34.63%
2009	1.00%	227,784	12.045454	2,743,762	1.36%	34.36%
2009	1.30%	1	29.643503	30	1.36%	33.96%
2008	0.00%	205,267	21.949689	4,505,547	0.95%	-42.51%
2008	0.50%	1,037,409	24.355264	25,266,370	0.95%	-42.80%
2008	0.80%	283,459	23.673901	6,710,580	0.95%	-42.97%
2008	1.00%	288,102	8.965097	2,582,862	0.95%	-43.09%
2008	1.30%	1	22.129119	22	0.95%	-43.26%
2007	0.00%	224,578	38.182151	8,574,871	0.93%	17.59%
2007	0.50%	1,000,686	42.579734	42,608,944	0.93%	17.00%
2007	0.80%	469,988	41.513259	19,510,734	0.93%	16.65%
2007	1.00%	346,744	15.752271	5,462,005	0.93%	16.42%
2007	1.30%	348	38.999532	13,572	0.93%	16.07%
2006	0.00%	244,798	32.470034	7,948,599	1.27%	11.72%
2006	0.50%	755,746	36.392149	27,503,221	1.27%	11.16%
2006	0.80%	854,560	35.587790	30,411,902	1.27%	10.83%
2006	1.00%	364,854	13.531021	4,936,847	1.27%	10.61%
2006	1.30%	3,016	33.601299	101,342	1.27%	10.28%
2005	0.00%	264,040	29.064668	7,674,235	0.29%	16.94%
2005	0.50%	418,680	32.738236	13,706,845	0.29%	16.36%
2005	0.80%	1,315,976	32.110552	42,256,716	0.29%	16.01%
2005	1.00%	210,686	12.233291	2,577,383	0.29%	15.78%
2005	1.30%	72,552	30.469674	2,210,636	0.29%	15.43%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2009	0.00%	23,134	15.444750	357,299	0.24%	47.57%
2009	0.50%	203,763	15.088373	3,074,452	0.24%	46.84%
2009	0.80%	48,768	14.878509	725,595	0.24%	46.40%
2008	0.00%	27,453	10.465765	287,317	0.00%	-54.40%
2008	0.50%	197,262	10.275549	2,026,975	0.00%	-54.63%
2008	0.80%	63,653	10.163079	646,910	0.00%	-54.77%
2007	0.00%	27,034	22.953063	620,513	0.12%	45.64%
2007	0.50%	214,326	22.649325	4,854,339	0.12%	44.91%
2007	0.80%	71,504	22.469019	1,606,625	0.12%	44.48%
2006	0.00%	28,390	15.759845	447,422	0.73%	16.62%
2006	0.50%	115,990	15.629664	1,812,885	0.73%	16.04%
2006	0.80%	110,500	15.552071	1,718,504	0.73%	15.69%
2005	0.00%	11,834	13.514321	159,928	0.65%	35.14%	5/2/2005
2005	0.50%	42,914	13.469693	578,038	0.65%	34.70%	5/2/2005
2005	0.80%	82,484	13.442988	1,108,831	0.65%	34.43%	5/2/2005
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2009	0.00%	1,759	11.989176	21,089	2.95%	24.15%
2009	0.50%	25,742	11.712729	301,509	2.95%	23.53%
2009	0.80%	3,521	11.549915	40,667	2.95%	23.16%
2008	0.00%	8,703	9.656832	84,043	2.31%	-25.08%
2008	0.50%	52,567	9.481428	498,410	2.31%	-25.45%
2008	0.80%	1,764	9.377717	16,542	2.31%	-25.67%
2007	0.00%	4,590	12.888793	59,160	5.88%	8.65%
2007	0.50%	71,358	12.718211	907,546	5.88%	8.10%
2007	0.80%	4,636	12.616940	58,492	5.88%	7.78%
2006	0.00%	8,244	11.863160	97,800	3.42%	9.78%
2006	0.50%	1,822	11.765134	21,436	3.42%	9.24%
2006	0.80%	9,704	11.706711	113,602	3.42%	8.91%
2005	0.00%	2,002	10.806063	21,634	0.56%	8.06%	5/2/2005
2005	0.50%	1,590	10.770315	17,125	0.56%	7.70%	5/2/2005
2005	0.80%	2,332	10.748937	25,067	0.56%	7.49%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2009	0.00%	469	$11.867504	$5,566	3.20%	28.78%
2009	0.50%	48,825	11.593819	566,068	3.20%	28.13%
2009	0.80%	15,952	11.432637	182,373	3.20%	27.75%
2008	0.00%	13,010	9.215628	119,895	2.88%	-32.71%
2008	0.50%	54,125	9.048213	489,735	2.88%	-33.05%
2008	0.80%	11,923	8.949218	106,702	2.88%	-33.25%
2007	0.00%	8,938	13.695591	122,411	2.17%	10.17%
2007	0.50%	38,608	13.514322	521,761	2.17%	9.61%
2007	0.80%	10,358	13.406718	138,867	2.17%	9.28%
2006	0.00%	7,022	12.431698	87,295	1.69%	11.81%
2006	0.50%	6,200	12.328971	76,440	1.69%	11.25%
2006	0.80%	16,066	12.267747	197,094	1.69%	10.92%
2005	0.00%	5,140	11.118664	57,150	0.86%	11.19%	5/2/2005
2005	0.50%	3,540	11.081899	39,230	0.86%	10.82%	5/2/2005
2005	0.80%	15,234	11.059893	168,486	0.86%	10.60%	5/2/2005
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2009	0.50%	28,422	11.333383	322,117	2.30%	30.75%
2009	0.80%	24,962	11.175826	278,971	2.30%	30.36%
2008	0.50%	25,922	8.668038	224,693	2.06%	-38.39%
2008	0.80%	24,051	8.573208	206,194	2.06%	-38.57%
2007	0.50%	35,470	14.068082	498,995	2.76%	10.65%
2007	0.80%	13,868	13.956079	193,543	2.76%	10.32%
2006	0.50%	17,674	12.713976	224,707	5.31%	12.59%
2006	0.80%	11,130	12.650838	140,804	5.31%	12.25%
2005	0.80%	3,818	11.269912	43,029	1.32%	12.70%	5/2/2005
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	0.00%	35,449	10.241993	363,068	0.47%	45.85%
2009	0.50%	176,900	9.594280	1,697,228	0.47%	45.12%
2009	0.80%	29,637	9.269518	274,721	0.47%	44.69%
2009	1.00%	3,666	7.004350	25,678	0.47%	44.40%
2008	0.00%	43,142	7.022261	302,954	0.42%	-55.02%
2008	0.50%	133,046	6.611121	879,583	0.42%	-55.24%
2008	0.80%	101,332	6.406522	649,186	0.42%	-55.38%
2008	1.00%	20,056	4.850665	97,285	0.42%	-55.47%
2007	0.00%	45,896	15.610808	716,474	0.00%	23.18%
2007	0.50%	94,062	14.770825	1,389,373	0.00%	22.57%
2007	0.80%	156,642	14.356892	2,248,892	0.00%	22.20%
2007	1.00%	12,236	10.892121	133,276	0.00%	21.95%
2006	0.00%	47,470	12.672871	601,581	0.69%	5.46%
2006	0.50%	47,778	12.051402	575,792	0.69%	4.93%
2006	0.80%	228,606	11.749061	2,685,906	0.69%	4.62%
2006	1.00%	10,970	8.931581	97,979	0.69%	4.41%
2005	0.00%	52,346	12.017274	629,056	0.95%	8.89%
2005	0.50%	36,764	11.485107	422,238	0.95%	8.35%
2005	0.80%	267,592	11.230531	3,005,200	0.95%	8.03%
2005	1.00%	11,798	8.554456	100,925	0.95%	7.81%
2005	1.30%	844	10.765183	9,086	0.95%	7.49%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Growth Portfolio - Initial Class (FGP)
2009	0.00%	206,766	$16.928202	$3,500,177	0.44%	28.29%
2009	0.50%	557,057	51.924855	28,925,104	0.44%	27.65%
2009	0.80%	370,706	35.322377	13,094,217	0.44%	27.26%
2009	1.00%	585,826	6.146674	3,600,881	0.44%	27.01%
2009	1.30%	17	32.535551	553	0.44%	26.63%
2008	0.00%	243,890	13.195602	3,218,275	0.79%	-47.17%
2008	0.50%	596,470	40.678515	24,263,514	0.79%	-47.43%
2008	0.80%	450,264	27.755083	12,497,115	0.79%	-47.59%
2008	1.00%	692,175	4.839505	3,349,784	0.79%	-47.69%
2008	1.30%	16	25.693435	411	0.79%	-47.85%
2007	0.00%	275,376	24.975885	6,877,759	0.82%	26.96%
2007	0.50%	622,446	77.381327	48,165,697	0.82%	26.33%
2007	0.80%	558,044	52.956740	29,552,191	0.82%	25.95%
2007	1.00%	773,552	9.252332	7,157,160	0.82%	25.69%
2007	1.30%	144	49.269736	7,095	0.82%	25.32%
2006	0.00%	294,384	19.671592	5,791,002	0.40%	6.85%
2006	0.50%	528,784	61.254324	32,390,306	0.40%	6.32%
2006	0.80%	830,726	42.046610	34,929,212	0.40%	6.00%
2006	1.00%	747,634	7.360951	5,503,297	0.40%	5.79%
2006	1.30%	3,826	39.316236	150,424	0.40%	5.47%
2005	0.00%	341,122	18.410455	6,280,211	0.51%	5.80%
2005	0.50%	390,486	57.613946	22,497,439	0.51%	5.27%
2005	0.80%	1,251,056	39.666280	49,624,738	0.51%	4.96%
2005	1.00%	746,748	6.958097	5,195,945	0.51%	4.75%
2005	1.30%	34,904	37.275932	1,301,079	0.51%	4.44%
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2009	0.00%	13,217	10.684849	141,222	9.14%	43.81%
2009	0.50%	224,364	10.543267	2,365,530	9.14%	43.10%
2009	0.80%	69,946	10.459227	731,581	9.14%	42.67%
2008	0.00%	18,296	7.429579	135,932	10.31%	-24.88%
2008	0.50%	168,238	7.367822	1,239,548	10.31%	-25.26%
2008	0.80%	53,080	7.331018	389,130	10.31%	-25.48%
2007	0.00%	10,246	9.890596	101,339	11.21%	-1.09%	5/1/2007
2007	0.50%	122,470	9.857586	1,207,259	11.21%	-1.42%	5/1/2007
2007	0.80%	30,864	9.837843	303,635	11.21%	-1.62%	5/1/2007
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2009	0.00%	27,224	13.222437	359,968	8.76%	15.67%
2009	0.50%	290,648	12.788918	3,717,073	8.76%	15.10%
2009	0.80%	22,454	12.535648	281,475	8.76%	14.75%
2008	0.00%	35,155	11.430864	401,852	4.47%	-3.35%
2008	0.50%	220,280	11.111478	2,447,636	4.47%	-3.83%
2008	0.80%	24,200	10.924128	264,364	4.47%	-4.12%
2007	0.00%	30,732	11.826500	363,452	4.06%	4.21%
2007	0.50%	239,992	11.553678	2,772,790	4.06%	3.69%
2007	0.80%	36,890	11.393001	420,288	4.06%	3.38%
2006	0.00%	27,706	11.348586	314,424	3.27%	4.30%
2006	0.50%	224,730	11.142647	2,504,087	3.27%	3.78%
2006	0.80%	50,982	11.020863	561,866	3.27%	3.47%
2005	0.00%	24,210	10.880732	263,423	1.67%	2.08%
2005	0.50%	47,416	10.736671	509,090	1.67%	1.57%
2005	0.80%	184,098	10.651144	1,960,854	1.67%	1.27%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2009	0.00%	23,116	22.878053	528,849	0.60%	40.01%
2009	0.50%	277,478	22.127965	6,140,023	0.60%	39.32%
2009	0.80%	46,369	21.689786	1,005,734	0.60%	38.90%
2008	0.00%	26,488	16.339788	432,808	0.35%	-39.51%
2008	0.50%	283,059	15.883241	4,495,894	0.35%	-39.81%
2008	0.80%	65,092	15.615472	1,016,442	0.35%	-39.99%
2007	0.00%	30,584	27.011367	826,116	0.70%	15.49%
2007	0.50%	272,886	26.388591	7,201,077	0.70%	14.91%
2007	0.80%	92,888	26.021877	2,417,120	0.70%	14.56%
2006	0.00%	29,260	23.389128	684,366	0.25%	12.59%
2006	0.50%	217,404	22.965001	4,992,683	0.25%	12.03%
2006	0.80%	167,292	22.714275	3,799,916	0.25%	11.70%
2005	0.00%	37,294	20.773676	774,733	0.00%	18.20%
2005	0.50%	105,862	20.498936	2,170,058	0.00%	17.62%
2005	0.80%	247,064	20.335877	5,024,263	0.00%	17.26%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2009	0.00%	52,438	$18.585431	$974,583	2.07%	26.53%
2009	0.50%	158,444	31.912691	5,056,374	2.07%	25.90%
2009	0.80%	44,371	24.060407	1,067,584	2.07%	25.52%
2009	1.00%	120,336	10.053608	1,209,811	2.07%	25.27%
2008	0.00%	56,196	14.688536	825,437	2.41%	-43.80%
2008	0.50%	188,778	25.347887	4,785,123	2.41%	-44.09%
2008	0.80%	57,353	19.168350	1,099,362	2.41%	-44.25%
2008	1.00%	154,625	8.025502	1,240,943	2.41%	-44.37%
2007	0.00%	74,300	26.138222	1,942,070	3.29%	17.31%
2007	0.50%	220,112	45.333254	9,978,393	3.29%	16.72%
2007	0.80%	85,536	34.384792	2,941,138	3.29%	16.37%
2007	1.00%	169,320	14.425299	2,442,492	3.29%	16.14%
2007	1.30%	2	30.061976	60	3.29%	15.79%
2006	0.00%	89,902	22.280924	2,003,100	0.91%	18.08%
2006	0.50%	218,334	38.837994	8,479,655	0.91%	17.49%
2006	0.80%	153,216	29.547189	4,527,102	0.91%	17.14%
2006	1.00%	180,844	12.420750	2,246,218	0.91%	16.91%
2006	1.30%	782	25.962703	20,303	0.91%	16.56%
2005	0.00%	101,850	18.869419	1,921,850	0.71%	19.05%
2005	0.50%	187,952	33.055758	6,212,896	0.71%	18.45%
2005	0.80%	287,574	25.223510	7,253,626	0.71%	18.10%
2005	1.00%	162,770	10.624371	1,729,329	0.71%	17.87%
2005	1.30%	5,672	22.274316	126,340	0.71%	17.51%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2009	0.00%	37,807	12.269434	463,870	2.17%	26.49%
2009	0.50%	307,164	11.986428	3,681,799	2.17%	25.86%
2009	0.80%	56,862	11.819747	672,094	2.17%	25.48%
2008	0.00%	43,474	9.699843	421,691	2.68%	-43.88%
2008	0.50%	292,626	9.523623	2,786,860	2.68%	-44.16%
2008	0.80%	68,191	9.419422	642,320	2.68%	-44.33%
2007	0.00%	38,404	17.283296	663,748	3.21%	17.23%
2007	0.50%	238,614	17.054609	4,069,468	3.21%	16.64%
2007	0.80%	77,400	16.918813	1,309,516	3.21%	16.29%
2006	0.00%	31,164	14.743687	459,472	0.77%	17.95%
2006	0.50%	201,906	14.621895	2,952,248	0.77%	17.36%
2006	0.80%	120,050	14.549286	1,746,642	0.77%	17.01%
2005	0.00%	21,148	12.499996	264,350	0.00%	25.00%	5/2/2005
2005	0.50%	108,508	12.458682	1,351,867	0.00%	24.59%	5/2/2005
2005	0.80%	84,208	12.433969	1,047,040	0.00%	24.34%	5/2/2005
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2009	0.00%	21,462	13.061648	280,329	0.57%	57.40%
2009	0.50%	63,858	12.570115	802,702	0.57%	56.61%
2009	0.80%	6,437	12.284130	79,073	0.57%	56.14%
2009	1.00%	9,300	12.097114	112,503	0.57%	55.83%
2008	0.00%	20,161	8.298533	167,307	0.65%	-51.17%
2008	0.50%	42,082	8.026295	337,763	0.65%	-51.42%
2008	0.80%	6,539	7.867248	51,444	0.65%	-51.57%
2008	1.00%	10,445	7.762982	81,084	0.65%	-51.66%
2007	0.00%	21,268	16.996302	361,477	0.83%	5.60%
2007	0.50%	40,724	16.521474	672,821	0.83%	5.07%
2007	0.80%	11,738	16.242952	190,660	0.83%	4.75%
2007	1.00%	12,228	16.059906	196,381	0.83%	4.54%
2006	0.00%	14,632	16.095011	235,502	0.41%	16.20%
2006	0.50%	50,330	15.724226	791,400	0.41%	15.62%
2006	0.80%	26,916	15.505844	417,355	0.41%	15.27%
2006	1.00%	14,346	15.361961	220,383	0.41%	15.04%
2005	0.00%	9,800	13.851491	135,745	0.00%	2.55%
2005	0.50%	16,310	13.600017	221,816	0.00%	2.04%
2005	0.80%	47,774	13.451310	642,623	0.00%	1.74%
2005	1.00%	11,298	13.353090	150,863	0.00%	1.54%
2005	1.30%	1,814	13.207092	23,958	0.00%	1.23%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2009	0.00%	9,101	$11.100337	$101,024	8.10%	35.59%
2009	0.50%	74,134	10.898585	807,956	8.10%	34.92%
2009	0.80%	12,802	10.779315	137,997	8.10%	34.52%
2008	0.00%	5,556	8.186428	45,484	5.40%	-29.66%
2008	0.50%	70,902	8.077889	572,738	5.40%	-30.01%
2008	0.80%	14,877	8.013465	119,216	5.40%	-30.22%
2007	0.00%	11,684	11.637657	135,974	3.26%	3.76%
2007	0.50%	81,232	11.541005	937,499	3.26%	3.24%
2007	0.80%	16,636	11.483411	191,038	3.26%	2.93%
2006	0.00%	7,444	11.216304	83,494	0.00%	12.16%	5/1/2006
2006	0.50%	8,720	11.179202	97,483	0.00%	11.79%	5/1/2006
2006	0.80%	13,168	11.157005	146,915	0.00%	11.57%	5/1/2006
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2009	0.00%	13,906	13.984451	194,468	1.83%	17.67%
2009	0.50%	144,617	13.525832	1,956,065	1.83%	17.09%
2009	0.80%	20,222	13.257914	268,102	1.83%	16.74%
2008	0.00%	20,335	11.884088	241,663	2.04%	-26.94%
2008	0.50%	189,411	11.551986	2,188,073	2.04%	-27.31%
2008	0.80%	40,517	11.357193	460,159	2.04%	-27.53%
2007	0.00%	26,128	16.266644	425,015	2.53%	-2.41%
2007	0.50%	167,510	15.891491	2,661,984	2.53%	-2.90%
2007	0.80%	61,684	15.670578	966,624	2.53%	-3.20%
2006	0.00%	23,316	16.669002	388,654	1.22%	17.43%
2006	0.50%	137,920	16.366662	2,257,290	1.22%	16.84%
2006	0.80%	112,826	16.187918	1,826,418	1.22%	16.50%
2005	0.00%	20,818	14.195085	295,513	1.09%	3.68%
2005	0.50%	76,976	14.007257	1,078,223	1.09%	3.17%
2005	0.80%	136,502	13.895780	1,896,802	1.09%	2.86%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2009	0.00%	6,834	18.034685	123,249	1.94%	29.54%
2009	0.50%	131,099	17.443192	2,286,785	1.94%	28.90%
2009	0.80%	15,469	17.097660	264,484	1.94%	28.51%
2008	0.00%	6,079	13.921598	84,629	1.44%	-32.87%
2008	0.50%	125,323	13.532546	1,695,939	1.44%	-33.21%
2008	0.80%	28,885	13.304370	384,297	1.44%	-33.41%
2007	0.00%	7,310	20.738061	151,595	0.88%	-2.14%
2007	0.50%	109,944	20.259847	2,227,449	0.88%	-2.63%
2007	0.80%	37,560	19.978249	750,383	0.88%	-2.92%
2006	0.00%	9,688	21.190555	205,294	0.82%	17.30%
2006	0.50%	98,784	20.806303	2,055,330	0.82%	16.72%
2006	0.80%	58,816	20.579116	1,210,381	0.82%	16.37%
2005	0.00%	8,690	18.064784	156,983	0.91%	8.99%
2005	0.50%	47,146	17.825857	840,418	0.91%	8.45%
2005	0.80%	114,196	17.684023	2,019,445	0.91%	8.12%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2009	0.00%	7,269	17.256364	125,437	3.67%	72.63%
2009	0.50%	81,267	16.858387	1,370,031	3.67%	71.77%
2009	0.80%	15,116	16.624073	251,289	3.67%	71.26%
2008	0.00%	4,930	9.996007	49,280	2.79%	-52.67%
2008	0.50%	63,172	9.814382	619,994	2.79%	-52.91%
2008	0.80%	15,652	9.707016	151,934	2.79%	-53.05%
2007	0.00%	12,404	21.120230	261,975	2.20%	28.70%
2007	0.50%	102,474	20.840783	2,135,638	2.20%	28.05%
2007	0.80%	31,074	20.674924	642,453	2.20%	27.67%
2006	0.00%	13,590	16.410826	223,023	1.19%	28.17%
2006	0.50%	47,562	16.275260	774,084	1.19%	27.53%
2006	0.80%	41,104	16.194484	665,658	1.19%	27.15%
2005	0.00%	14,152	12.804274	181,206	0.53%	28.04%	5/2/2005
2005	0.50%	17,310	12.761961	220,910	0.53%	27.62%	5/2/2005
2005	0.80%	18,806	12.736654	239,526	0.53%	27.37%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 1 (TIF)
2009	0.00%	176	$20.155256	$3,547	4.14%	37.34%
2009	0.50%	14,701	19.494379	286,587	4.14%	36.66%
2009	0.80%	1,483	19.108316	28,338	4.14%	36.25%
2008	0.00%	1,659	14.675305	24,346	2.70%	-40.23%
2008	0.50%	22,899	14.265245	326,660	2.70%	-40.53%
2008	0.80%	1,945	14.024745	27,278	2.70%	-40.71%
2007	0.00%	5,050	24.554735	124,001	2.23%	15.79%
2007	0.50%	21,480	23.988549	515,274	2.23%	15.21%
2007	0.80%	7,764	23.655125	183,658	2.23%	14.86%
2006	0.00%	6,940	21.206570	147,174	1.41%	21.70%
2006	0.50%	26,826	20.821962	558,570	1.41%	21.09%
2006	0.80%	20,280	20.594561	417,658	1.41%	20.73%
2005	0.00%	8,296	17.425708	144,564	1.37%	10.48%
2005	0.50%	26,236	17.195159	451,132	1.37%	9.93%
2005	0.80%	46,522	17.058302	793,586	1.37%	9.60%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2009	0.00%	12,029	12.945045	155,716	3.88%	37.20%
2009	0.50%	75,293	12.646528	952,195	3.88%	36.51%
2009	0.80%	10,766	12.470682	134,259	3.88%	36.10%
2008	0.00%	25,525	9.435374	240,838	2.47%	-40.39%
2008	0.50%	112,327	9.263979	1,040,595	2.47%	-40.69%
2008	0.80%	16,543	9.162606	151,577	2.47%	-40.87%
2007	0.00%	29,610	15.828965	468,696	2.03%	15.45%
2007	0.50%	118,810	15.619506	1,855,754	2.03%	14.87%
2007	0.80%	25,180	15.495120	390,167	2.03%	14.52%
2006	0.00%	28,060	13.711150	384,735	1.38%	21.46%
2006	0.50%	54,682	13.597883	743,559	1.38%	20.86%
2006	0.80%	35,494	13.530342	480,246	1.38%	20.50%
2005	0.00%	21,384	11.288544	241,394	0.39%	12.89%	5/2/2005
2005	0.50%	21,078	11.251218	237,153	0.39%	12.51%	5/2/2005
2005	0.80%	19,372	11.228867	217,526	0.39%	12.29%	5/2/2005
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2009	0.00%	16,059	15.605635	250,611	14.02%	18.69%
2009	0.50%	131,249	15.245867	2,001,005	14.02%	18.09%
2009	0.80%	15,279	15.033976	229,704	14.02%	17.74%
2008	0.00%	19,081	13.148675	250,890	4.26%	6.21%
2008	0.50%	169,130	12.909918	2,183,454	4.26%	5.68%
2008	0.80%	19,316	12.768726	246,641	4.26%	5.36%
2007	0.00%	12,206	12.380292	151,114	2.64%	11.03%
2007	0.50%	120,218	12.216405	1,468,632	2.64%	10.48%
2007	0.80%	9,674	12.119103	117,240	2.64%	10.14%
2006	0.00%	1,668	11.150160	18,598	2.45%	12.84%
2006	0.50%	14,172	11.057995	156,714	2.45%	12.28%
2006	0.80%	19,066	11.003055	209,784	2.45%	11.95%
2005	0.00%	1,034	9.881172	10,217	7.95%	-1.19%	5/2/2005
2005	0.50%	2,394	9.848458	23,577	7.95%	-1.52%	5/2/2005
2005	0.80%	2,864	9.828879	28,150	7.95%	-1.71%	5/2/2005
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2009	0.00%	1,014	8.669683	8,791	4.16%	30.25%
2009	0.50%	1,011	8.597673	8,692	4.16%	29.60%
2009	0.80%	1,461	8.554781	12,499	4.16%	29.21%
2008	0.50%	1,402	6.633927	9,301	7.17%	-33.66%	5/1/2008
2008	0.80%	149	6.620645	986	7.17%	-33.79%	5/1/2008
Balanced Portfolio - I Class Shares (AMBP)
2009	0.50%	2,307	10.742321	24,783	1.16%	21.86%
2009	0.80%	1,017	23.066620	23,459	1.16%	21.49%
2008	0.50%	17,915	8.815611	157,932	3.77%	-39.45%
2008	0.80%	1,334	18.986328	25,328	3.77%	-39.63%
2007	0.50%	14,752	14.559590	214,783	0.81%	15.02%
2007	0.80%	1,448	31.451710	45,542	0.81%	14.68%
2006	0.50%	1,380	12.657889	17,468	0.77%	10.12%
2006	0.80%	852	27.426214	23,367	0.77%	9.79%
2005	0.50%	1,038	11.494958	11,932	1.03%	8.64%
2005	0.80%	1,268	24.981076	31,676	1.03%	8.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth Portfolio - I Class Shares (AMTG)
2009	0.00%	49,082	$16.741370	$821,700	0.00%	30.36%
2009	0.50%	1,850	39.266295	72,643	0.00%	29.71%
2009	0.80%	542	26.417094	14,318	0.00%	29.32%
2009	1.00%	151,381	5.586407	845,676	0.00%	29.06%
2008	0.00%	63,596	12.842535	816,734	0.00%	-43.68%
2008	0.50%	175,438	30.272680	5,310,978	0.00%	-43.96%
2008	0.80%	144,350	20.427668	2,948,734	0.00%	-44.13%
2008	1.00%	159,176	4.328471	688,989	0.00%	-44.24%
2007	0.00%	64,996	22.802283	1,482,057	0.00%	22.70%
2007	0.50%	180,172	54.020381	9,732,960	0.00%	22.08%
2007	0.80%	185,704	36.562250	6,789,756	0.00%	21.71%
2007	1.00%	181,806	7.762827	1,411,329	0.00%	21.47%
2006	0.00%	77,208	18.584451	1,434,868	0.00%	14.07%
2006	0.50%	157,596	44.249809	6,973,593	0.00%	13.50%
2006	0.80%	262,710	30.039737	7,891,739	0.00%	13.16%
2006	1.00%	200,916	6.390816	1,284,017	0.00%	12.94%
2006	1.30%	1,860	28.970099	53,884	0.00%	12.60%
2005	0.00%	74,162	16.292408	1,208,278	0.00%	13.50%
2005	0.50%	111,124	38.986368	4,332,321	0.00%	12.93%
2005	0.80%	370,758	26.545874	9,842,095	0.00%	12.60%
2005	1.00%	189,716	5.658791	1,073,563	0.00%	12.37%
2005	1.30%	8,346	25.728636	214,731	0.00%	12.04%
Guardian Portfolio - I Class Shares (AMGP)
2009	0.00%	4,964	12.922921	64,149	0.18%	29.69%
2009	0.80%	2	11.770887	24	0.18%	28.65%
2009	1.00%	4,336	10.336808	44,820	0.18%	28.40%
2008	0.00%	10,705	9.964594	106,671	0.55%	-37.24%
2008	0.50%	58,317	9.446847	550,912	0.55%	-37.56%
2008	0.80%	38,898	9.149198	355,886	0.55%	-37.75%
2008	1.00%	4,064	8.050613	32,718	0.55%	-37.87%
2007	0.00%	13,170	15.878484	209,120	0.26%	7.39%
2007	0.50%	58,036	15.129140	878,035	0.26%	6.85%
2007	0.80%	47,724	14.696621	701,382	0.26%	6.53%
2007	1.00%	4,748	12.957908	61,524	0.26%	6.31%
2006	0.00%	20,178	14.786128	298,354	0.67%	13.38%
2006	0.50%	44,048	14.159327	623,690	0.67%	12.81%
2006	0.80%	73,922	13.796076	1,019,834	0.67%	12.48%
2006	1.00%	7,572	12.188388	92,290	0.67%	12.25%
2005	0.00%	23,910	13.041591	311,824	0.14%	8.39%
2005	0.50%	42,392	12.551167	532,069	0.14%	7.85%
2005	0.80%	88,548	12.265806	1,086,113	0.14%	7.53%
2005	1.00%	2,788	10.858076	30,272	0.14%	7.32%
International Portfolio - S Class Shares (AMINS)
2009	0.00%	1,548	10.787351	16,699	0.42%	34.51%
2008	0.00%	3,270	8.019658	26,224	0.00%	-46.44%
2008	0.50%	15,954	7.873922	125,621	0.00%	-46.70%
2008	0.80%	5,065	7.787751	39,445	0.00%	-46.86%
2007	0.00%	5,680	14.972222	85,042	1.68%	3.21%
2007	0.50%	17,036	14.774055	251,691	1.68%	2.70%
2007	0.80%	8,240	14.656417	120,769	1.68%	2.39%
2006	0.00%	5,640	14.506093	81,814	0.00%	23.45%
2006	0.50%	8,138	14.386244	117,075	0.00%	22.84%
2006	0.80%	8,786	14.314811	125,770	0.00%	22.47%
2005	0.00%	2,516	11.750261	29,564	0.22%	17.50%	5/2/2005
2005	0.50%	490	11.711411	5,739	0.22%	17.11%	5/2/2005
2005	0.80%	58,070	11.688169	678,732	0.22%	16.88%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2009	0.00%	558	$16.830660	$9,392	0.00%	31.34%
2008	0.00%	976	12.814531	12,507	0.00%	-43.51%
2008	0.50%	22,678	12.456353	282,485	0.00%	-43.79%
2008	0.80%	2,547	12.246316	31,191	0.00%	-43.96%
2007	0.00%	950	22.685497	21,551	0.00%	22.20%
2007	0.50%	31,008	22.162337	687,210	0.00%	21.59%
2007	0.80%	6,654	21.854333	145,419	0.00%	21.22%
2006	0.50%	17,228	18.227772	314,028	0.00%	13.90%
2006	0.80%	11,910	18.028719	214,722	0.00%	13.56%
2005	0.00%	2,328	16.217741	37,755	0.00%	13.42%
2005	0.50%	5,284	16.003177	84,561	0.00%	12.86%
2005	0.80%	9,044	15.875842	143,581	0.00%	12.52%
Partners Portfolio - I Class Shares (AMTP)
2009	0.00%	105,319	21.642878	2,279,406	0.78%	56.07%
2009	0.80%	56	29.690132	1,663	0.78%	54.83%
2009	1.00%	76,445	11.689700	893,619	0.78%	54.52%
2008	0.00%	180,300	13.867013	2,500,222	0.51%	-52.39%
2008	0.50%	356,536	19.700792	7,024,042	0.51%	-52.63%
2008	0.80%	109,268	19.175837	2,095,305	0.51%	-52.77%
2008	1.00%	65,586	7.565098	496,165	0.51%	-52.87%
2007	0.00%	179,968	29.127775	5,242,067	0.64%	9.34%
2007	0.50%	325,884	41.589921	13,553,490	0.64%	8.79%
2007	0.80%	193,268	40.603834	7,847,422	0.64%	8.46%
2007	1.00%	86,432	16.050889	1,387,310	0.64%	8.24%
2006	0.00%	188,418	26.640503	5,019,550	0.71%	12.24%
2006	0.50%	241,712	38.230288	9,240,719	0.71%	11.68%
2006	0.80%	317,204	37.436671	11,875,062	0.71%	11.35%
2006	1.00%	89,328	14.828703	1,324,618	0.71%	11.13%
2006	1.30%	190	35.184666	6,685	0.71%	10.80%
2005	0.00%	203,136	23.735143	4,821,462	1.02%	18.04%
2005	0.50%	163,828	34.231207	5,608,030	1.02%	17.46%
2005	0.80%	450,896	33.621038	15,159,592	1.02%	17.11%
2005	1.00%	78,466	13.343910	1,047,043	1.02%	16.87%
2005	1.30%	22,258	31.756491	706,836	1.02%	16.53%
Regency Portfolio - S Class Shares (AMRS)
2009	0.00%	2,195	10.532952	23,120	0.22%	46.16%
2008	0.00%	6,436	7.206627	46,382	0.97%	-45.95%
2008	0.50%	10,755	7.075613	76,098	0.97%	-46.22%
2008	0.80%	2,044	6.998160	14,304	0.97%	-46.38%
2007	0.00%	6,414	13.332382	85,514	0.66%	3.05%
2007	0.50%	13,016	13.155851	171,237	0.66%	2.54%
2007	0.80%	1,678	13.051065	21,900	0.66%	2.23%
2006	0.00%	4,738	12.937253	61,297	0.44%	10.94%
2006	0.50%	5,576	12.830334	71,542	0.44%	10.38%
2006	0.80%	2,974	12.766616	37,968	0.44%	10.05%
2005	0.00%	2,786	11.661977	32,490	0.00%	16.62%	5/2/2005
2005	0.50%	2,318	11.623425	26,943	0.00%	16.23%	5/2/2005
2005	0.80%	2,398	11.600355	27,818	0.00%	16.00%	5/2/2005
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2009	0.00%	646	11.408745	7,370	0.00%	22.75%
2009	0.50%	6,371	11.034565	70,301	0.00%	22.14%
2009	0.80%	384	10.815956	4,153	0.00%	21.78%
2008	0.00%	605	9.293948	5,623	0.00%	-39.47%
2008	0.50%	7,742	9.034200	69,943	0.00%	-39.78%
2008	0.80%	554	8.881843	4,921	0.00%	-39.96%
2007	0.00%	544	15.355015	8,353	0.00%	0.52%
2007	0.50%	5,616	15.000871	84,245	0.00%	0.01%
2007	0.80%	514	14.792303	7,603	0.00%	-0.29%
2006	0.00%	34	15.276302	519	0.00%	5.25%
2006	0.50%	3,464	14.999207	51,957	0.00%	4.73%
2006	0.80%	2,652	14.835360	39,343	0.00%	4.42%
2005	0.00%	854	14.513954	12,395	0.00%	2.90%
2005	0.50%	5,906	14.321953	84,585	0.00%	2.39%
2005	0.80%	1,526	14.207958	21,681	0.00%	2.08%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2009	0.00%	984	$14.587514	$14,354	2.20%	31.43%
2009	0.50%	17,264	14.109102	243,580	2.20%	30.77%
2009	0.80%	3,343	13.829593	46,232	2.20%	30.38%
2008	0.00%	1,900	11.099348	21,089	1.91%	-39.44%
2008	0.50%	17,024	10.789157	183,675	1.91%	-39.74%
2008	0.80%	4,401	10.607196	46,682	1.91%	-39.93%
2007	0.00%	2,698	18.328379	49,450	0.09%	7.61%
2007	0.50%	17,622	17.905737	315,535	0.09%	7.07%
2007	0.80%	5,562	17.656802	98,207	0.09%	6.75%
2006	0.00%	1,732	17.031699	29,499	0.17%	13.70%
2006	0.50%	14,184	16.722808	237,196	0.17%	13.14%
2006	0.80%	9,890	16.540130	163,582	0.17%	12.80%
2005	0.00%	2,042	14.979202	30,588	0.00%	6.86%
2005	0.50%	2,512	14.781029	37,130	0.00%	6.33%
2005	0.80%	7,910	14.663357	115,987	0.00%	6.01%
Balanced Fund/VA - Non-Service Shares (OVMS)
2009	0.00%	39,179	16.930557	663,322	0.00%	21.89%
2009	0.50%	128,001	27.502607	3,520,361	0.00%	21.29%
2009	0.80%	51,885	25.732996	1,335,156	0.00%	20.92%
2009	1.00%	101,706	9.433696	959,463	0.00%	20.68%
2008	0.00%	45,187	13.889629	627,631	2.88%	-43.47%
2008	0.50%	155,033	22.675909	3,515,514	2.88%	-43.75%
2008	0.80%	60,265	21.280608	1,282,476	2.88%	-43.92%
2008	1.00%	114,661	7.817080	896,314	2.88%	-44.04%
2007	0.00%	51,554	24.570849	1,266,726	2.57%	3.79%
2007	0.50%	155,028	40.315421	6,250,019	2.57%	3.27%
2007	0.80%	85,350	37.948682	3,238,920	2.57%	2.96%
2007	1.00%	129,370	13.967806	1,807,015	2.57%	2.75%
2006	0.00%	64,490	23.674314	1,526,757	2.13%	11.15%
2006	0.50%	124,154	39.040157	4,846,992	2.13%	10.59%
2006	0.80%	146,968	36.859294	5,417,137	2.13%	10.26%
2006	1.00%	143,020	13.594148	1,944,235	2.13%	10.04%
2005	0.00%	72,064	21.300283	1,534,984	1.76%	3.89%
2005	0.50%	102,966	35.300804	3,634,783	1.76%	3.37%
2005	0.80%	211,716	33.428671	7,077,385	1.76%	3.06%
2005	1.00%	127,708	12.353496	1,577,640	1.76%	2.86%
2005	1.30%	8,748	32.399586	283,432	1.76%	2.55%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.00%	47,969	16.786468	805,230	0.33%	44.52%
2009	0.50%	249,796	15.724961	3,928,032	0.33%	43.80%
2009	0.80%	87,828	15.192792	1,334,353	0.33%	43.37%
2009	1.00%	60,996	7.628780	465,325	0.33%	43.08%
2008	0.00%	52,077	11.615515	604,901	0.15%	-45.52%
2008	0.50%	253,957	10.935515	2,777,151	0.15%	-45.79%
2008	0.80%	132,297	10.597162	1,401,973	0.15%	-45.95%
2008	1.00%	65,793	5.331812	350,796	0.15%	-46.06%
2007	0.00%	58,424	21.319679	1,245,581	0.23%	14.15%
2007	0.50%	221,522	20.172546	4,468,663	0.23%	13.58%
2007	0.80%	209,154	19.607337	4,100,953	0.23%	13.23%
2007	1.00%	70,288	9.884979	694,795	0.23%	13.01%
2006	0.00%	68,276	18.677035	1,275,193	0.38%	7.95%
2006	0.50%	195,220	17.761150	3,467,332	0.38%	7.41%
2006	0.80%	329,602	17.315647	5,707,272	0.38%	7.09%
2006	1.00%	77,536	8.747201	678,223	0.38%	6.88%
2006	1.30%	1,892	16.515549	31,247	0.38%	6.56%
2005	0.00%	81,160	17.301818	1,404,216	0.93%	5.10%
2005	0.50%	154,400	16.535627	2,553,101	0.93%	4.58%
2005	0.80%	488,450	16.169181	7,897,836	0.93%	4.26%
2005	1.00%	112,070	8.184351	917,220	0.93%	4.06%
2005	1.30%	10,204	15.499156	158,153	0.93%	3.75%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Core Bond Fund/VA - Non-Service Shares (OVB)
2009	0.00%	77,718	$12.946581	$1,006,182	0.00%	9.61%
2009	0.50%	149,430	19.277481	2,880,634	0.00%	9.07%
2009	0.80%	46,461	17.280243	802,857	0.00%	8.74%
2009	1.00%	45,493	9.292438	422,741	0.00%	8.52%
2008	0.00%	78,790	11.811237	930,607	4.71%	-39.05%
2008	0.50%	190,845	17.675063	3,373,197	4.71%	-39.35%
2008	0.80%	61,738	15.891423	981,105	4.71%	-39.54%
2008	1.00%	49,540	8.562713	424,197	4.71%	-39.66%
2007	0.00%	85,066	19.378308	1,648,435	5.26%	4.39%
2007	0.50%	210,962	29.144443	6,148,370	5.26%	3.87%
2007	0.80%	87,142	26.282217	2,290,285	5.26%	3.56%
2007	1.00%	51,906	14.189932	736,543	5.26%	3.35%
2006	0.00%	87,354	18.563148	1,621,565	5.20%	5.28%
2006	0.50%	192,508	28.059142	5,401,609	5.20%	4.76%
2006	0.80%	146,462	25.379927	3,717,195	5.20%	4.44%
2006	1.00%	50,010	13.730362	686,655	5.20%	4.23%
2006	1.30%	952	25.434609	24,214	5.20%	3.92%
2005	0.00%	91,754	17.632382	1,617,842	5.34%	2.59%
2005	0.50%	85,328	26.785454	2,285,549	5.34%	2.08%
2005	0.80%	276,654	24.300441	6,722,814	5.34%	1.77%
2005	1.00%	32,080	13.172613	422,577	5.34%	1.57%
2005	1.30%	8,382	24.474528	205,145	5.34%	1.27%
Global Securities Fund/VA - Class 3 (OVGS3)
2009	0.00%	35,638	12.609317	449,371	2.12%	39.70%
2009	0.50%	424,101	12.318451	5,224,267	2.12%	39.00%
2009	0.80%	116,945	12.147187	1,420,553	2.12%	38.58%
2008	0.00%	38,920	9.026171	351,299	1.48%	-40.19%
2008	0.50%	398,806	8.862171	3,534,287	1.48%	-40.49%
2008	0.80%	126,475	8.765213	1,108,580	1.48%	-40.67%
2007	0.00%	48,132	15.092302	726,423	1.25%	6.34%
2007	0.50%	337,926	14.892546	5,032,578	1.25%	5.80%
2007	0.80%	160,562	14.773970	2,372,138	1.25%	5.49%
2006	0.00%	44,318	14.192798	628,996	0.80%	17.69%
2006	0.50%	200,308	14.075542	2,819,444	0.80%	17.10%
2006	0.80%	235,194	14.005648	3,294,044	0.80%	16.75%
2005	0.00%	28,160	12.059670	339,600	0.00%	20.60%	5/2/2005
2005	0.50%	63,366	12.019802	761,647	0.00%	20.20%	5/2/2005
2005	0.80%	156,170	11.995949	1,873,407	0.00%	19.96%	5/2/2005
Global Securities Fund/VA - Non-Service Shares (OVGS)
2009	0.00%	44,678	35.181581	1,571,843	2.37%	39.77%
2009	0.50%	297,880	40.624738	12,101,297	2.37%	39.07%
2009	0.80%	60,528	39.473604	2,389,258	2.37%	38.66%
2009	1.00%	93,248	12.278657	1,144,960	2.37%	38.38%
2008	0.00%	56,933	25.170686	1,433,043	1.59%	-40.19%
2008	0.50%	367,478	29.210698	10,734,289	1.59%	-40.49%
2008	0.80%	83,287	28.468276	2,371,037	1.59%	-40.67%
2008	1.00%	141,920	8.873074	1,259,267	1.59%	-40.78%
2007	0.00%	69,624	42.082850	2,929,976	1.37%	6.32%
2007	0.50%	400,936	49.082767	19,679,048	1.37%	5.79%
2007	0.80%	148,584	47.979344	7,128,963	1.37%	5.47%
2007	1.00%	157,904	14.984363	2,366,091	1.37%	5.26%
2007	1.30%	338	44.680582	15,102	1.37%	4.94%
2006	0.00%	80,632	39.581622	3,191,545	1.04%	17.69%
2006	0.50%	342,600	46.398150	15,896,006	1.04%	17.11%
2006	0.80%	314,678	45.492106	14,315,365	1.04%	16.76%
2006	1.00%	160,988	14.236174	2,291,853	1.04%	16.52%
2006	1.30%	3,734	42.577872	158,986	1.04%	16.18%
2005	0.00%	90,550	33.631650	3,045,346	1.07%	14.31%
2005	0.50%	262,628	39.620511	10,405,456	1.07%	13.74%
2005	0.80%	519,226	38.963173	20,230,692	1.07%	13.40%
2005	1.00%	136,196	12.217371	1,663,957	1.07%	13.17%
2005	1.30%	20,412	36.649419	748,088	1.07%	12.84%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Fund/VA - Class 3 (OVHI3)
2009	0.00%	3,525	$2.584961	$9,112	0.00%	26.75%
2009	0.50%	51,883	2.550630	132,334	0.00%	26.12%
2009	0.80%	6,895	2.530249	17,446	0.00%	25.74%
2008	0.00%	1,322	2.039384	2,696	5.94%	-78.89%
2008	0.50%	19,624	2.022384	39,687	5.94%	-79.00%
2008	0.80%	4,411	2.012256	8,876	5.94%	-79.06%
2007	0.50%	7,982	9.628770	76,857	0.00%	-3.71%	5/1/2007
2007	0.80%	2,712	9.609476	26,061	0.00%	-3.91%	5/1/2007
High Income Fund/VA - Non-Service Shares (OVHI)
2009	0.00%	7,571	3.642267	27,576	0.00%	25.32%
2009	0.50%	9,956	3.522783	35,073	0.00%	24.69%
2009	0.80%	2,712	3.452973	9,364	0.00%	24.32%
2008	0.00%	6,661	2.906468	19,360	8.31%	-78.67%
2008	0.50%	13,066	2.825197	36,914	8.31%	-78.78%
2008	0.80%	3,640	2.777517	10,110	8.31%	-78.84%
2007	0.00%	8,188	13.627157	111,579	6.11%	-0.10%
2007	0.50%	17,012	13.312822	226,478	6.11%	-0.60%
2007	0.80%	7,928	13.127703	104,076	6.11%	-0.90%
2006	0.00%	9,746	13.641009	132,945	6.97%	9.42%
2006	0.50%	22,010	13.393515	294,791	6.97%	8.88%
2006	0.80%	17,852	13.247178	236,489	6.97%	8.55%
2005	0.00%	8,710	12.466334	108,582	6.75%	2.31%
2005	0.50%	17,466	12.301306	214,855	6.75%	1.80%
2005	0.80%	20,712	12.203356	252,756	6.75%	1.50%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2009	0.00%	29,189	9.205990	268,714	2.19%	28.29%
2009	0.50%	82,465	8.771479	723,340	2.19%	27.65%
2009	0.80%	15,097	8.520671	128,637	2.19%	27.26%
2009	1.00%	3,186	8.352856	26,612	2.19%	27.01%
2008	0.00%	30,415	7.176149	218,263	1.52%	-38.47%
2008	0.50%	103,392	6.871720	710,481	1.52%	-38.78%
2008	0.80%	19,090	6.695296	127,813	1.52%	-38.96%
2008	1.00%	4,092	6.576580	26,911	1.52%	-39.08%
2007	0.00%	39,470	11.662711	460,327	1.00%	4.42%
2007	0.50%	98,264	11.224071	1,102,922	1.00%	3.90%
2007	0.80%	29,480	10.968850	323,362	1.00%	3.59%
2007	1.00%	6,962	10.795993	75,162	1.00%	3.38%
2006	0.00%	40,880	11.168617	456,573	1.11%	15.02%
2006	0.50%	116,614	10.802733	1,259,750	1.11%	14.45%
2006	0.80%	57,418	10.588991	607,999	1.11%	14.11%
2006	1.00%	7,816	10.443096	81,623	1.11%	13.88%
2005	0.00%	44,198	9.709756	429,152	1.25%	5.98%
2005	0.50%	48,678	9.438598	459,452	1.25%	5.45%
2005	0.80%	92,862	9.279543	861,717	1.25%	5.13%
2005	1.00%	16,864	9.169966	154,642	1.25%	4.92%
2005	1.30%	2,664	9.020429	24,030	1.25%	4.61%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2009	0.00%	4,551	17.642817	80,292	0.68%	37.20%
2009	0.50%	39,875	17.064211	680,435	0.68%	36.51%
2009	0.80%	8,853	16.726211	148,077	0.68%	36.10%
2008	0.00%	4,707	12.859537	60,530	0.59%	-37.83%
2008	0.50%	28,448	12.500175	355,605	0.59%	-38.14%
2008	0.80%	7,267	12.289407	89,307	0.59%	-38.33%
2007	0.00%	6,170	20.683895	127,620	0.32%	-1.21%
2007	0.50%	38,846	20.206983	784,960	0.32%	-1.71%
2007	0.80%	14,068	19.926143	280,321	0.32%	-2.00%
2006	0.00%	2,530	20.937110	52,971	0.14%	15.00%
2006	0.50%	28,656	20.557489	589,095	0.14%	14.43%
2006	0.80%	24,146	20.333041	490,962	0.14%	14.08%
2005	0.00%	1,242	18.206560	22,613	0.00%	9.92%
2005	0.50%	6,094	17.965801	109,484	0.00%	9.37%
2005	0.80%	28,068	17.822891	500,253	0.00%	9.05%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
MidCap Fund/VA - Non-Service Shares (OVAG)
2009	0.00%	5,414	$4.851779	$26,268	0.00%	32.61%
2009	0.50%	101,283	4.622700	468,201	0.00%	31.95%
2009	0.80%	47,057	4.490472	211,308	0.00%	31.55%
2009	1.00%	17,313	3.899260	67,508	0.00%	31.29%
2008	0.00%	8,824	3.658769	32,285	0.00%	-49.07%
2008	0.50%	100,993	3.503491	353,828	0.00%	-49.32%
2008	0.80%	55,717	3.413488	190,189	0.00%	-49.47%
2008	1.00%	9,419	2.970003	27,974	0.00%	-49.57%
2007	0.00%	13,234	7.183358	95,065	0.00%	6.33%
2007	0.50%	97,260	6.913096	672,368	0.00%	5.80%
2007	0.80%	67,290	6.755828	454,600	0.00%	5.48%
2007	1.00%	9,792	5.889904	57,674	0.00%	5.27%
2006	0.00%	16,826	6.755577	113,669	0.00%	2.96%
2006	0.50%	84,198	6.534169	550,164	0.00%	2.44%
2006	0.80%	125,750	6.404804	805,404	0.00%	2.14%
2006	1.00%	13,928	5.595113	77,929	0.00%	1.93%
2006	1.30%	5,116	6.194874	31,693	0.00%	1.63%
2005	0.00%	17,266	6.561616	113,293	0.00%	12.33%
2005	0.50%	62,332	6.378300	397,572	0.00%	11.77%
2005	0.80%	203,896	6.270767	1,278,584	0.00%	11.43%
2005	1.00%	14,778	5.488955	81,116	0.00%	11.21%
2005	1.30%	10,562	6.095550	64,381	0.00%	10.88%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2009	0.00%	1,048	10.965488	11,492	0.82%	9.65%	4/30/2009
2009	0.50%	13,390	10.928657	146,335	0.82%	9.29%	4/30/2009
2009	0.80%	1,381	10.906528	15,062	0.82%	9.07%	4/30/2009
Low Duration Portfolio - Administrative Class (PMVLDA)
2009	0.00%	9,815	11.045905	108,416	1.46%	10.46%	4/30/2009
2009	0.50%	128,861	11.008805	1,418,606	1.46%	10.09%	4/30/2009
2009	0.80%	2,513	10.986514	27,609	1.46%	9.87%	4/30/2009
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2009	0.50%	3,027	12.178324	36,864	2.66%	29.16%
2009	0.80%	1,647	11.937066	19,660	2.66%	28.78%
2008	0.50%	3,157	9.428528	29,766	2.66%	-39.00%
2008	0.80%	1,820	9.269509	16,871	2.66%	-39.19%
2007	0.50%	5,046	15.457268	77,997	1.31%	-6.51%
2007	0.80%	1,852	15.242345	28,229	1.31%	-6.79%
2006	0.50%	4,488	16.533564	74,203	1.14%	15.33%
2006	0.80%	2,546	16.352963	41,635	1.14%	14.99%
2005	0.00%	1,222	14.527575	17,753	1.56%	5.23%
2005	0.50%	486	14.335363	6,967	1.56%	4.70%
2005	0.80%	6,136	14.221232	87,261	1.56%	4.39%
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2009	0.00%	482	16.132414	7,776	0.00%	24.63%
2009	0.50%	10,114	15.603325	157,812	0.00%	24.01%
2009	0.80%	2,481	15.294248	37,945	0.00%	23.64%
2008	0.00%	482	12.943794	6,239	2.10%	-43.95%
2008	0.50%	15,376	12.582056	193,462	2.10%	-44.23%
2008	0.80%	3,303	12.369896	40,858	2.10%	-44.40%
2007	0.00%	1,362	23.093467	31,453	2.65%	8.37%
2007	0.50%	15,198	22.560940	342,881	2.65%	7.82%
2007	0.80%	5,836	22.247335	129,835	2.65%	7.50%
2006	0.00%	232	21.310423	4,944	0.44%	27.72%
2006	0.50%	7,758	20.923951	162,328	0.44%	27.08%
2006	0.80%	9,818	20.695424	203,188	0.44%	26.70%
2005	0.00%	178	16.685441	2,970	1.11%	12.20%
2005	0.50%	1,404	16.464692	23,116	1.11%	11.64%
2005	0.80%	18,032	16.333628	294,528	1.11%	11.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Voyager Fund - IB Shares (PVTVB)
2009	0.00%	3,029	$15.109296	$45,766	0.21%	63.90%
2009	0.50%	34,997	14.613809	511,439	0.21%	63.08%
2009	0.80%	5,872	14.324349	84,113	0.21%	62.59%
2008	0.00%	2,053	9.218880	18,926	0.00%	-37.03%
2008	0.50%	1,698	8.961220	15,216	0.00%	-37.35%
2008	0.80%	150	8.810096	1,322	0.00%	-37.53%
2007	0.00%	2,622	14.640393	38,387	0.00%	5.52%
2007	0.50%	1,450	14.302715	20,739	0.00%	4.99%
2007	0.80%	1,028	14.103871	14,499	0.00%	4.68%
2006	0.00%	2,660	13.874456	36,906	0.13%	5.44%
2006	0.50%	1,246	13.622763	16,974	0.13%	4.91%
2006	0.80%	2,010	13.473959	27,083	0.13%	4.60%
2005	0.00%	2,746	13.159164	36,135	0.60%	5.69%
2005	0.50%	2,788	12.985042	36,202	0.60%	5.17%
2005	0.80%	2,700	12.881691	34,781	0.60%	4.85%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.00%	2,666	11.315697	30,168	0.00%	41.79%
2009	0.50%	89,247	11.054670	986,596	0.00%	41.08%
2009	0.80%	3,347	10.900900	36,485	0.00%	40.66%
2008	0.00%	4,116	7.980543	32,848	0.10%	-42.65%
2008	0.50%	59,543	7.835510	466,550	0.10%	-42.94%
2008	0.80%	3,499	7.749732	27,116	0.10%	-43.11%
2007	0.00%	2,696	13.915435	37,516	0.12%	12.49%
2007	0.50%	41,802	13.731252	573,994	0.12%	11.92%
2007	0.80%	4,272	13.621873	58,193	0.12%	11.59%
2006	0.00%	3,280	12.370493	40,575	0.24%	9.33%
2006	0.50%	16,190	12.268264	198,623	0.24%	8.79%
2006	0.80%	9,592	12.207295	117,092	0.24%	8.46%
2005	0.00%	2,948	11.314946	33,356	0.29%	13.15%	5/2/2005
2005	0.50%	818	11.277528	9,225	0.29%	12.78%	5/2/2005
2005	0.80%	17,726	11.255124	199,508	0.29%	12.55%	5/2/2005
Equity Income Portfolio - II (TREI2)
2009	0.00%	5,619	10.380043	58,325	1.76%	25.25%
2009	0.50%	108,382	10.140580	1,099,056	1.76%	24.63%
2009	0.80%	12,364	9.999548	123,634	1.76%	24.25%
2008	0.00%	5,181	8.287351	42,937	2.16%	-36.26%
2008	0.50%	94,290	8.136757	767,215	2.16%	-36.58%
2008	0.80%	15,819	8.047714	127,307	2.16%	-36.77%
2007	0.00%	8,510	13.002714	110,653	1.53%	3.03%
2007	0.50%	84,110	12.830632	1,079,184	1.53%	2.51%
2007	0.80%	25,522	12.728449	324,855	1.53%	2.20%
2006	0.00%	8,360	12.620348	105,506	1.59%	18.65%
2006	0.50%	58,750	12.516081	735,320	1.59%	18.06%
2006	0.80%	36,012	12.453914	448,490	1.59%	17.70%
2005	0.00%	3,790	10.636871	40,314	1.20%	6.37%	5/2/2005
2005	0.50%	5,032	10.601687	53,348	1.20%	6.02%	5/2/2005
2005	0.80%	21,876	10.580627	231,462	1.20%	5.81%	5/2/2005
Limited-Term Bond Portfolio - II (TRLT2)
2009	0.00%	2,944	12.056984	35,496	3.37%	7.35%
2008	0.00%	3,811	11.230967	42,801	3.77%	1.31%
2008	0.50%	129,334	11.026485	1,426,099	3.77%	0.80%
2008	0.80%	2,934	10.905102	31,996	3.77%	0.50%
2007	0.00%	3,446	11.086232	38,203	3.91%	5.23%
2007	0.50%	30,906	10.939079	338,083	3.91%	4.70%
2007	0.80%	1,904	10.851378	20,661	3.91%	4.38%
2006	0.50%	1,008	10.448149	10,532	3.80%	3.51%
2006	0.80%	4,952	10.395898	51,480	3.80%	3.20%
2005	0.50%	540	10.094160	5,451	1.39%	0.94%	5/2/2005
2005	0.80%	2,888	10.073971	29,094	1.39%	0.74%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
2009	0.00%	7,706	$21.116276	$162,722	3.78%	5.98%
2009	0.50%	56,273	27.477379	1,546,235	3.78%	5.45%
2009	0.80%	12,645	24.391466	308,430	3.78%	5.14%
2009	1.00%	45,114	17.759052	801,182	3.78%	4.93%
2008	0.00%	8,784	19.924512	175,017	8.29%	3.61%
2008	0.50%	70,651	26.056562	1,840,922	8.29%	3.09%
2008	0.80%	17,432	23.199721	404,418	8.29%	2.78%
2008	1.00%	45,106	16.925172	763,427	8.29%	2.58%
2007	0.00%	12,120	19.230801	233,077	5.77%	9.71%
2007	0.50%	62,084	25.275372	1,569,196	5.77%	9.16%
2007	0.80%	24,290	22.571765	548,268	5.77%	8.83%
2007	1.00%	53,936	16.500009	889,944	5.77%	8.61%
2006	0.00%	10,512	17.528628	184,261	8.51%	6.48%
2006	0.50%	48,396	23.154258	1,120,573	8.51%	5.95%
2006	0.80%	42,580	20.739979	883,108	8.51%	5.63%
2006	1.00%	42,236	15.191481	641,627	8.51%	5.42%
2006	1.30%	710	20.988551	14,902	8.51%	5.11%
2005	0.00%	12,460	16.461869	205,115	7.55%	-3.03%
2005	0.50%	43,868	21.853802	958,683	7.55%	-3.51%
2005	0.80%	64,726	19.633767	1,270,815	7.55%	-3.80%
2005	1.00%	44,648	14.409920	643,374	7.55%	-3.99%
2005	1.30%	1,402	19.968392	27,996	7.55%	-4.28%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2009	0.00%	56,278	24.061426	1,354,129	0.15%	113.17%
2009	0.50%	227,315	22.420831	5,096,591	0.15%	112.11%
2009	0.80%	40,628	21.680199	880,823	0.15%	111.48%
2009	1.00%	45,255	24.681404	1,116,957	0.15%	111.06%
2008	0.00%	56,089	11.287193	633,087	0.00%	-64.78%
2008	0.50%	227,426	10.570206	2,403,940	0.00%	-64.96%
2008	0.80%	58,189	10.251688	596,535	0.00%	-65.06%
2008	1.00%	21,025	11.694155	245,870	0.00%	-65.13%
2007	0.00%	66,814	32.046703	2,141,168	0.43%	37.61%
2007	0.50%	266,244	30.162210	8,030,507	0.43%	36.92%
2007	0.80%	93,500	29.341648	2,743,444	0.43%	36.51%
2007	1.00%	36,120	33.537534	1,211,376	0.43%	36.24%
2006	0.00%	71,040	23.287309	1,654,330	0.60%	39.49%
2006	0.50%	193,210	22.028276	4,256,083	0.60%	38.80%
2006	0.80%	204,428	21.493674	4,393,909	0.60%	38.38%
2006	1.00%	39,850	24.616702	980,976	0.60%	38.11%
2005	0.00%	83,034	16.694466	1,386,208	0.73%	32.00%
2005	0.50%	142,848	15.870762	2,267,107	0.73%	31.34%
2005	0.80%	293,746	15.531958	4,562,451	0.73%	30.95%
2005	1.00%	33,638	17.824242	599,572	0.73%	30.69%
2005	1.30%	9,088	14.846881	134,928	0.73%	30.30%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2009	0.00%	33,188	33.543671	1,113,247	0.25%	57.54%
2009	0.50%	158,845	46.678903	7,414,710	0.25%	56.75%
2009	0.80%	23,299	54.965986	1,280,653	0.25%	56.28%
2009	1.00%	74,591	34.054133	2,540,132	0.25%	55.97%
2008	0.00%	31,247	21.292768	665,335	0.27%	-46.12%
2008	0.50%	155,614	29.779289	4,634,074	0.27%	-46.39%
2008	0.80%	25,576	35.171514	899,547	0.27%	-46.56%
2008	1.00%	52,929	21.834128	1,155,659	0.27%	-46.66%
2007	0.00%	38,468	39.522005	1,520,332	0.11%	45.36%
2007	0.50%	157,032	55.552048	8,723,449	0.11%	44.63%
2007	0.80%	41,152	65.808830	2,708,165	0.11%	44.19%
2007	1.00%	68,368	40.935533	2,798,681	0.11%	43.90%
2006	0.00%	42,234	27.189640	1,148,327	0.07%	24.49%
2006	0.50%	127,868	38.410275	4,911,445	0.07%	23.87%
2006	0.80%	71,458	45.639544	3,261,311	0.07%	23.50%
2006	1.00%	62,902	28.446616	1,789,349	0.07%	23.26%
2005	0.00%	54,640	21.840496	1,193,365	0.30%	51.67%
2005	0.50%	94,726	31.007818	2,937,247	0.30%	50.92%
2005	0.80%	119,090	36.954214	4,400,877	0.30%	50.47%
2005	1.00%	66,950	23.079126	1,545,147	0.30%	50.17%
2005	1.30%	11,812	32.040853	378,467	0.30%	49.72%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2009	0.00%	7,118	$11.965580	$85,171	0.07%	19.66%	5/1/2009
2009	0.50%	91,769	11.925721	1,094,411	0.07%	19.26%	5/1/2009
2009	0.80%	6,426	11.901851	76,481	0.07%	19.02%	5/1/2009
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2009	0.00%	3,962	22.692436	89,907	0.00%	40.30%
2009	1.00%	20,769	14.982478	311,171	0.00%	38.91%
2008	0.00%	11,945	16.173785	193,196	0.00%	-44.36%
2008	0.50%	133,624	25.136864	3,358,888	0.00%	-44.63%
2008	0.80%	35,861	24.548248	880,325	0.00%	-44.80%
2008	1.00%	23,353	10.785912	251,883	0.00%	-44.91%
2007	0.00%	14,270	29.066542	414,780	0.00%	22.32%
2007	0.50%	135,048	45.401702	6,131,409	0.00%	21.71%
2007	0.80%	44,382	44.472235	1,973,767	0.00%	21.34%
2007	1.00%	25,612	19.579303	501,465	0.00%	21.10%
2006	0.00%	14,944	23.762009	355,099	0.00%	14.64%
2006	0.50%	128,414	37.303028	4,790,231	0.00%	14.07%
2006	0.80%	70,852	36.649699	2,596,704	0.00%	13.73%
2006	1.00%	25,940	16.167820	419,393	0.00%	13.51%
2006	1.30%	468	34.057941	15,939	0.00%	13.17%
2005	0.00%	16,270	20.726714	337,224	0.00%	8.27%
2005	0.50%	83,820	32.700726	2,740,975	0.00%	7.73%
2005	0.80%	130,268	32.224282	4,197,793	0.00%	7.41%
2005	1.00%	30,292	14.243955	431,478	0.00%	7.20%
2005	1.30%	2,946	30.095203	88,660	0.00%	6.88%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2009	0.00%	21,340	28.761168	613,763	0.00%	47.74%
2009	0.50%	416	53.345920	22,192	0.00%	47.00%
2009	0.80%	145	51.940893	7,531	0.00%	46.56%
2009	1.00%	112,638	11.976020	1,348,955	0.00%	46.27%
2008	0.00%	47,683	19.467920	928,289	1.89%	-40.10%
2008	0.50%	285,615	36.289861	10,364,929	1.89%	-40.40%
2008	0.80%	117,513	35.440201	4,164,684	1.89%	-40.58%
2008	1.00%	137,269	8.187802	1,123,931	1.89%	-40.69%
2007	0.00%	55,488	32.499052	1,803,307	0.61%	6.63%
2007	0.50%	313,396	60.885541	19,081,285	0.61%	6.10%
2007	0.80%	145,372	59.639193	8,669,869	0.61%	5.78%
2007	1.00%	146,392	13.806187	2,021,115	0.61%	5.57%
2006	0.00%	63,616	30.477301	1,938,844	0.00%	12.22%
2006	0.50%	290,006	57.385680	16,642,192	0.00%	11.66%
2006	0.80%	232,092	56.380823	13,085,538	0.00%	11.33%
2006	1.00%	160,034	13.078165	2,092,951	0.00%	11.11%
2006	1.30%	448	52.395225	23,473	0.00%	10.77%
2005	0.00%	70,754	27.158853	1,921,597	0.00%	7.88%
2005	0.50%	200,868	51.392952	10,323,199	0.00%	7.35%
2005	0.80%	373,488	50.644296	18,915,037	0.00%	7.03%
2005	1.00%	179,860	11.770963	2,117,125	0.00%	6.81%
2005	1.30%	6,228	47.299447	294,581	0.00%	6.50%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2009	0.00%	101	13.201660	1,333	0.00%	32.02%	5/1/2009
2009	0.50%	8,394	13.157716	110,446	0.00%	31.58%	5/1/2009
2009	0.80%	2,262	13.131409	29,703	0.00%	31.31%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.00%	49,413	$10.593841	$523,473	1.70%	-41.03%
2008	0.50%	212,070	11.620666	2,464,395	1.70%	-41.33%
2008	0.80%	62,405	11.295534	704,898	1.70%	-41.51%
2008	1.00%	33,081	7.531248	249,141	1.70%	-41.62%
2007	0.00%	56,358	17.966043	1,012,530	1.08%	16.60%
2007	0.50%	215,496	19.806457	4,268,212	1.08%	16.01%
2007	0.80%	91,976	19.310277	1,776,082	1.08%	15.66%
2007	1.00%	39,182	12.900878	505,482	1.08%	15.43%
2006	0.00%	90,002	15.408829	1,386,825	1.03%	18.65%
2006	0.50%	169,282	17.072863	2,890,128	1.03%	18.06%
2006	0.80%	174,476	16.695427	2,912,951	1.03%	17.71%
2006	1.00%	25,416	11.176387	284,059	1.03%	17.48%
2006	1.30%	10,164	15.763156	160,217	1.03%	17.13%
2005	0.00%	94,820	12.986442	1,231,374	0.91%	17.44%
2005	0.50%	62,308	14.460784	901,023	0.91%	16.85%
2005	0.80%	320,444	14.183450	4,545,001	0.91%	16.51%
2005	1.00%	15,960	9.513742	151,839	0.91%	16.27%
2005	1.30%	24,184	13.458367	325,477	0.91%	15.93%
International Equity Flex II Portfolio (obsolete) (WVCP)
2009	0.50%	5	10.887915	54	2.83%	29.85%
2009	0.80%	29	10.529632	305	2.83%	29.48%
2008	0.00%	8,201	8.953554	73,428	1.73%	-46.75%
2008	0.50%	19,954	8.384838	167,311	1.73%	-47.02%
2008	0.80%	7,287	8.132149	59,259	1.73%	-47.18%
2008	1.00%	8,593	3.649703	31,362	1.73%	-47.28%
2007	0.00%	8,174	16.814740	137,444	0.00%	-3.96%
2007	0.50%	19,506	15.825884	308,700	0.00%	-4.44%
2007	0.80%	13,468	15.395235	207,343	0.00%	-4.73%
2007	1.00%	8,982	6.923255	62,185	0.00%	-4.92%
2006	0.00%	11,692	17.507392	204,696	0.00%	13.20%
2006	0.50%	16,544	16.560881	273,983	0.00%	12.64%
2006	0.80%	24,796	16.158907	400,676	0.00%	12.30%
2006	1.00%	8,040	7.281318	58,542	0.00%	12.08%
2005	0.00%	12,466	15.465259	192,790	0.00%	16.14%
2005	0.50%	12,544	14.702300	184,426	0.00%	15.57%
2005	0.80%	36,140	14.388419	519,997	0.00%	15.22%
2005	1.00%	3,714	6.496475	24,128	0.00%	14.99%
2005	1.30%	2,682	13.753775	36,888	0.00%	14.65%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	15,105	4.097736	61,896	0.00%	-46.11%
2008	0.50%	73,346	3.923801	287,795	0.00%	-46.38%
2008	0.80%	17,878	3.822964	68,347	0.00%	-46.54%
2008	1.00%	19,961	3.514695	70,157	0.00%	-46.65%
2007	0.00%	16,598	7.604065	126,212	0.00%	9.01%
2007	0.50%	83,188	7.317914	608,763	0.00%	8.47%
2007	0.80%	39,732	7.151367	284,138	0.00%	8.14%
2007	1.00%	27,266	6.587921	179,626	0.00%	7.92%
2006	0.00%	19,038	6.975264	132,795	0.00%	9.91%
2006	0.50%	92,144	6.746610	621,660	0.00%	9.36%
2006	0.80%	77,924	6.612974	515,309	0.00%	9.03%
2006	1.00%	30,726	6.104214	187,558	0.00%	8.82%
2005	0.00%	24,418	6.346461	154,968	0.00%	9.74%
2005	0.50%	72,740	6.169108	448,741	0.00%	9.20%
2005	0.80%	88,246	6.065031	535,215	0.00%	8.87%
2005	1.00%	24,834	5.609609	139,309	0.00%	8.65%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
2009	Contract owners equity:				$647,741,695
2008	Contract owners equity:				$566,826,718
2007	Contract owners equity:				$1,012,602,409
2006	Contract owners equity:				$980,827,120
2005	Contract owners equity:				$929,399,760
*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts either through reductions in the unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-2:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010